SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-69972)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 82	[X]
and
REGISTRATION STATEMENT (No. 811-03114)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 82	[X]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 29, 2006) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Select

Portfolios®

	Fund Number	Trading Symbol
Air Transportation Portfolio	034	FSAIX
Automotive Portfolio	502	FSAVX
Banking Portfolio	507	FSRBX
Biotechnology Portfolio	042	FBIOX
Brokerage and Investment Management Portfolio	068	FSLBX
Business Services and Outsourcing Portfolio	353	FBSOX
Chemicals Portfolio	069	FSCHX
Computers Portfolio	007	FDCPX
Construction and Housing Portfolio	511	FSHOX
Consumer Industries Portfolio	517	FSCPX
Cyclical Industries Portfolio	515	FCYIX
Defense and Aerospace Portfolio	067	FSDAX
Developing Communications Portfolio	518	FSDCX
Electronics Portfolio	008	FSELX
Energy Portfolio	060	FSENX
Energy Service Portfolio	043	FSESX
Environmental Portfolio	516	FSLEX
Financial Services Portfolio	066	FIDSX
Food and Agriculture Portfolio	009	FDFAX
Gold Portfolio	041	FSAGX
Health Care Portfolio	063	FSPHX
Home Finance Portfolio	098	FSVLX
Industrial Equipment Portfolio	510	FSCGX
Industrial Materials Portfolio	509	FSDPX
Insurance Portfolio	045	FSPCX
Leisure Portfolio	062	FDLSX
Medical Delivery Portfolio	505	FSHCX
Medical Equipment and Systems Portfolio	354	FSMEX
Multimedia Portfolio	503	FBMPX
Natural Gas Portfolio	513	FSNGX
Natural Resources Portfolio	514	FNARX
Networking and Infrastructure Portfolio	912	FNINX
Paper and Forest Products Portfolio	506	FSPFX
Pharmaceuticals Portfolio	580	FPHAX
Retailing Portfolio	046	FSRPX
Software and Computer Services Portfolio	028	FSCSX
Technology Portfolio	064	FSPTX
Telecommunications Portfolio	096	FSTCX
Transportation Portfolio	512	FSRFX
Utilities Growth Portfolio	065	FSUTX
Wireless Portfolio	963	FWRLX
Money Market Portfolio	085	FSLXX

Prospectus

April 29, 2006</r>

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

The Select Stock Funds

Investment Objective

Air Transportation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Automotive Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Banking Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration. The banking industry can be significantly affected by legislation that has reduced the separation between commercial and investment banking businesses, changed the laws governing capitalization requirements and the savings and loan industry, and increased competition. In addition, the banking industry can be significantly affected by changes in general economic conditions and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Biotechnology Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Brokerage and Investment Management Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Business Services and Outsourcing Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing business-related services to companies and other organizations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Business Services and Outsourcing Industry Concentration. The business services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for business services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Chemicals Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Computers Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Construction and Housing Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Consumer Industries Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Cyclical Industries Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Defense and Aerospace Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Developing Communications Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Electronics Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Investment Objective

Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Energy Service Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Environmental Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environmental Industry Concentration. The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Financial Services Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Food and Agriculture Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Food and Agriculture Industry Concentration. The food and agriculture industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Gold Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Health Care Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Home Finance Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Home Finance Industry Concentration. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Industrial Equipment Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Industrial Materials Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
  Investing in domestic and foreign issuers.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Materials Industry Concentration. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Insurance Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Leisure Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Leisure Industry Concentration. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Medical Delivery Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Delivery Industry Concentration. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Medical Equipment and Systems Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Equipment and Systems Industry Concentration. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Multimedia Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Multimedia Industry Concentration. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Natural Gas Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Natural Resources Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks and in certain precious metals.

Prospectus

Fund Summary - continued

  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Networking and Infrastructure Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Networking and Infrastructure Industry Concentration. The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures, and rapid obsolescence due to technological innovation or changing consumer preferences.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Paper and Forest Products Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Paper and Forest Products Industry Concentration. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Pharmaceuticals Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Retailing Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Software and Computer Services Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Computer Services Industry Concentration. The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Technology Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Telecommunications Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecommunications Industry Concentration. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Transportation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Utilities Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Wireless Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

<r></r>

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The Select Money Market Fund

Investment Objective

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

<r></r>

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year and compares each Select stock fund's performance to the performance of a market index and an additional index over various periods of time. Returns (before and after taxes for each Select stock fund) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Air Transportation
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	1.25%	31.14%	6.42%	34.49%	39.71%	-15.09%	-26.19%	35.96%	14.06%	21.91%



During the periods shown in the chart for Air Transportation:	Returns	Quarter ended
Highest Quarter Return	35.23%	June 30, 2003
Lowest Quarter Return	-27.27%	September 30, 2001
Year-to-Date Return	13.95%	March 31, 2006
Automotive
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	16.07%	16.78%	4.94%	-13.47%	-7.24%	22.82%	-6.48%	43.53%	7.11%	-1.75%



During the periods shown in the chart for Automotive:	Returns	Quarter ended
Highest Quarter Return	26.81%	December 31, 2001
Lowest Quarter Return	-22.27%	September 30, 1998
Year-to-Date Return	5.04%	March 31, 2006
Banking
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	35.89%	45.56%	11.85%	-10.07%	18.28%	0.44%	-7.74%	32.29%	11.68%	-0.14%



During the periods shown in the chart for Banking:	Returns	Quarter ended
Highest Quarter Return	20.58%	September 30, 2000
Lowest Quarter Return	-16.44%	September 30, 1998
Year-to-Date Return	3.48%	March 31, 2006
Biotechnology
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.61%	15.27%	29.72%	77.77%	32.75%	-24.98%	-40.53%	32.92%	11.99%	8.76%



During the periods shown in the chart for Biotechnology:	Returns	Quarter ended
Highest Quarter Return	40.70%	December 31, 1999
Lowest Quarter Return	-34.80%	March 31, 2001
Year-to-Date Return	6.06%	March 31, 2006
Brokerage and Investment Management
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	39.66%	62.32%	5.67%	30.65%	28.08%	-9.09%	-17.24%	36.47%	12.95%	29.87%



During the periods shown in the chart for Brokerage and Investment Management:	Returns	Quarter ended
Highest Quarter Return	29.14%	December 31, 1998
Lowest Quarter Return	-33.12%	September 30, 1998
Year-to-Date Return	11.98%	March 31, 2006
Business Services and Outsourcing
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	29.39%	-1.61%	9.61%	-26.90%	26.14%	14.60%	6.10%



During the periods shown in the chart for Business Services and Outsourcing:	Returns	Quarter ended
Highest Quarter Return	25.22%	December 31, 2001
Lowest Quarter Return	-21.66%	September 30, 2002
Year-to-Date Return	7.65%	March 31, 2006
Chemicals
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.52%	16.48%	-15.90%	19.19%	2.93%	12.36%	-9.62%	35.10%	32.81%	1.10%



During the periods shown in the chart for Chemicals:	Returns	Quarter ended
Highest Quarter Return	25.21%	December 31, 2003
Lowest Quarter Return	-19.95%	September 30, 1998
Year-to-Date Return	6.34%	March 31, 2006
Computers
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	31.62%	0.10%	96.37%	81.10%	-30.39%	-27.33%	-42.05%	62.70%	-1.98%	2.65%



During the periods shown in the chart for Computers:	Returns	Quarter ended
Highest Quarter Return	41.69%	December 31, 1999
Lowest Quarter Return	-37.06%	September 30, 2001
Year-to-Date Return	4.41%	March 31, 2006
Construction and Housing
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	13.21%	29.83%	22.84%	-12.45%	8.86%	20.01%	-8.50%	44.09%	28.52%	9.36%



During the periods shown in the chart for Construction and Housing:	Returns	Quarter ended
Highest Quarter Return	29.68%	December 31, 1998
Lowest Quarter Return	-22.43%	September 30, 2002
Year-to-Date Return	6.76%	March 31, 2006
Consumer Industries
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	13.15%	38.06%	27.49%	10.14%	-9.33%	-3.14%	-17.08%	23.90%	9.23%	2.82%



During the periods shown in the chart for Consumer Industries:	Returns	Quarter ended
Highest Quarter Return	27.07%	December 31, 1998
Lowest Quarter Return	-15.61%	September 30, 2002
Year-to-Date Return	4.54%	March 31, 2006
Cyclical Industries
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	8.77%	13.05%	9.80%	2.27%	-19.96%	37.64%	23.48%	12.33%



During the periods shown in the chart for Cyclical Industries:	Returns	Quarter ended
Highest Quarter Return	21.17%	December 31, 2001
Lowest Quarter Return	-19.87%	September 30, 1998
Year-to-Date Return	12.06%	March 31, 2006
Defense and Aerospace
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	25.03%	23.57%	4.34%	11.83%	18.92%	1.18%	-6.80%	38.07%	19.54%	17.89%



During the periods shown in the chart for Defense and Aerospace:	Returns	Quarter ended
Highest Quarter Return	23.08%	September 30, 1997
Lowest Quarter Return	-18.25%	September 30, 1998
Year-to-Date Return	13.13%	March 31, 2006
Developing Communications
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.55%	6.04%	67.68%	122.50%	-28.77%	-36.13%	-47.78%	68.09%	16.52%	3.52%



During the periods shown in the chart for Developing Communications:	Returns	Quarter ended
Highest Quarter Return	63.51%	December 31, 1999
Lowest Quarter Return	-36.53%	December 31, 2000
Year-to-Date Return	15.89%	March 31, 2006
Electronics
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	41.72%	13.72%	51.12%	106.68%	-17.54%	-14.73%	-50.54%	71.89%	-9.81%	15.75%



During the periods shown in the chart for Electronics:	Returns	Quarter ended
Highest Quarter Return	56.77%	December 31, 1998
Lowest Quarter Return	-37.41%	September 30, 2001
Year-to-Date Return	5.95%	March 31, 2006
Energy
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	32.47%	10.28%	-14.74%	34.23%	31.77%	-11.97%	-11.48%	22.87%	31.68%	51.99%



During the periods shown in the chart for Energy:	Returns	Quarter ended
Highest Quarter Return	24.12%	September 30, 2005
Lowest Quarter Return	-16.37%	September 30, 2002
Year-to-Date Return	11.70%	March 31, 2006
Energy Service
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	49.08%	51.87%	-49.72%	72.15%	50.34%	-21.01%	-0.68%	7.59%	34.93%	54.14%



During the periods shown in the chart for Energy Service:	Returns	Quarter ended
Highest Quarter Return	39.07%	December 31, 2001
Lowest Quarter Return	-34.78%	September 30, 1998
Year-to-Date Return	12.38%	March 31, 2006
Environmental
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	15.61%	17.87%	-16.96%	-25.85%	34.49%	-9.33%	-16.37%	28.97%	7.44%	9.37%



During the periods shown in the chart for Environmental:	Returns	Quarter ended
Highest Quarter Return	21.53%	June 30, 1999
Lowest Quarter Return	-30.60%	September 30, 1999
Year-to-Date Return	17.77%	March 31, 2006
Financial Services
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	32.12%	41.98%	14.13%	1.56%	28.50%	-9.12%	-11.40%	30.57%	11.20%	7.48%



During the periods shown in the chart for Financial Services:	Returns	Quarter ended
Highest Quarter Return	22.47%	September 30, 2000
Lowest Quarter Return	-19.75%	September 30, 1998
Year-to-Date Return	4.91%	March 31, 2006
Food and Agriculture
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	13.35%	30.34%	15.69%	-20.47%	29.85%	-0.47%	-6.67%	14.11%	15.81%	5.85%



During the periods shown in the chart for Food and Agriculture:	Returns	Quarter ended
Highest Quarter Return	17.29%	December 31, 2000
Lowest Quarter Return	-13.69%	September 30, 2002
Year-to-Date Return	4.92%	March 31, 2006
Gold
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	19.92%	-39.39%	-8.64%	8.36%	-18.05%	24.99%	64.28%	32.09%	-9.79%	40.59%



During the periods shown in the chart for Gold:	Returns	Quarter ended
Highest Quarter Return	35.72%	March 30, 2002
Lowest Quarter Return	-32.11%	December 31, 1997
Year-to-Date Return	17.30%	March 31, 2006
Health Care
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	15.46%	31.15%	41.28%	-2.88%	36.65%	-15.01%	-18.05%	15.91%	8.66%	16.88%



During the periods shown in the chart for Health Care:	Returns	Quarter ended
Highest Quarter Return	21.39%	June 30, 1997
Lowest Quarter Return	-18.22%	March 31, 2001
Year-to-Date Return	1.83%	March 31, 2006
Home Finance
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	36.88%	45.75%	-14.81%	-12.37%	50.23%	-3.17%	-0.70%	36.92%	13.25%	-7.12%



During the periods shown in the chart for Home Finance:	Returns	Quarter ended
Highest Quarter Return	30.96%	September 30, 2000
Lowest Quarter Return	-25.76%	September 30, 1998
Year-to-Date Return	2.26%	March 31, 2006
Industrial Equipment
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	26.71%	18.55%	12.67%	17.39%	-4.22%	-1.00%	-22.92%	41.46%	12.82%	7.41%



During the periods shown in the chart for Industrial Equipment:	Returns	Quarter ended
Highest Quarter Return	24.31%	December 31, 2003
Lowest Quarter Return	-20.71%	September 30, 2001
Year-to-Date Return	13.27%	March 31, 2006
Industrial Materials
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.01%	1.75%	-11.02%	16.48%	-5.43%	7.77%	1.03%	50.32%	13.04%	14.32%



During the periods shown in the chart for Industrial Materials:	Returns	Quarter ended
Highest Quarter Return	25.19%	December 31, 2003
Lowest Quarter Return	-23.07%	September 30, 2002
Year-to-Date Return	9.86%	March 31, 2006
Insurance
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	23.71%	42.47%	20.32%	-5.95%	53.26%	-4.91%	-5.64%	27.47%	12.79%	13.76%



During the periods shown in the chart for Insurance:	Returns	Quarter ended
Highest Quarter Return	26.79%	September 30, 2000
Lowest Quarter Return	-19.02%	September 30, 1999
Year-to-Date Return	-0.06%	March 31, 2006
Leisure
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	13.41%	41.29%	37.92%	32.83%	-24.45%	3.25%	-21.13%	41.85%	17.51%	3.99%



During the periods shown in the chart for Leisure:	Returns	Quarter ended
Highest Quarter Return	32.19%	December 31, 1998
Lowest Quarter Return	-22.89%	September 30, 2001
Year-to-Date Return	10.11%	March 31, 2006
Medical Delivery
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	11.00%	20.14%	-6.16%	-29.59%	67.82%	-2.32%	-12.13%	30.15%	45.46%	29.02%



During the periods shown in the chart for Medical Delivery:	Returns	Quarter ended
Highest Quarter Return	29.79%	December 31, 2004
Lowest Quarter Return	-26.26%	September 30, 1998
Year-to-Date Return	0.29%	March 31, 2006
Medical Equipment and Systems
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	10.72%	50.37%	0.32%	-6.24%	33.36%	17.48%	7.46%



During the periods shown in the chart for Medical Equipment and Systems:	Returns	Quarter ended
Highest Quarter Return	15.33%	June 30, 2000
Lowest Quarter Return	-12.54%	March 31, 2001
Year-to-Date Return	0.49%	March 31, 2006
Multimedia
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	1.07%	30.93%	35.69%	44.14%	-23.11%	-0.97%	-12.84%	43.89%	3.01%	7.44%



During the periods shown in the chart for Multimedia:	Returns	Quarter ended
Highest Quarter Return	30.17%	June 30, 2003
Lowest Quarter Return	-23.78%	September 30, 2001
Year-to-Date Return	1.34%	March 31, 2006
Natural Gas
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	34.32%	-8.06%	-12.40%	26.19%	71.29%	-22.75%	-9.55%	28.68%	40.26%	45.71%



During the periods shown in the chart for Natural Gas:	Returns	Quarter ended
Highest Quarter Return	26.34%	September 30, 2005
Lowest Quarter Return	-16.20%	September 30, 2001
Year-to-Date Return	5.87%	March 31, 2006
Natural Resources
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	-16.57%	38.80%	30.43%	-11.37%	-11.74%	29.48%	23.54%	46.01%



During the periods shown in the chart for Natural Resources:	Returns	Quarter ended
Highest Quarter Return	24.30%	September 30, 2005
Lowest Quarter Return	-17.51%	September 30, 2002
Year-to-Date Return	13.81%	March 31, 2006
Networking and Infrastructure
Calendar Years	2001	2002	2003	2004	2005
	-50.25%	-49.49%	57.05%	0.43%	0.00%



During the periods shown in the chart for Networking and Infrastructure:	Returns	Quarter ended
Highest Quarter Return	46.77%	December 31, 2001
Lowest Quarter Return	-44.01%	March 31, 2001
Year-to-Date Return	18.30%	March 31, 2006
Paper and Forest Products
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	7.07%	9.35%	-7.89%	30.51%	1.12%	6.50%	-2.30%	19.07%	8.00%	-8.29%



During the periods shown in the chart for Paper and Forest Products:	Returns	Quarter ended
Highest Quarter Return	21.00%	December 31, 2000
Lowest Quarter Return	-21.91%	September 30, 2002
Year-to-Date Return	5.27%	March 31, 2006
Pharmaceuticals
Calendar Years	2002	2003	2004	2005
	-23.37%	20.33%	3.31%	9.79%



During the periods shown in the chart for Pharmaceuticals:	Returns	Quarter ended
Highest Quarter Return	16.50%	June 30, 2003
Lowest Quarter Return	-17.06%	September 30, 2002
Year-to-Date Return	6.96%	March 31, 2006
Retailing
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	20.86%	41.73%	45.76%	5.20%	-11.27%	-2.39%	-18.94%	31.10%	16.10%	7.13%



During the periods shown in the chart for Retailing:	Returns	Quarter ended
Highest Quarter Return	34.78%	December 31, 1998
Lowest Quarter Return	-20.25%	September 30, 2002
Year-to-Date Return	7.34%	March 31, 2006
Software and Computer Services
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.77%	15.01%	45.77%	93.12%	-20.19%	-6.99%	-23.39%	35.02%	7.63%	0.04%



During the periods shown in the chart for Software and Computer Services:	Returns	Quarter ended
Highest Quarter Return	57.10%	December 31, 1999
Lowest Quarter Return	-41.13%	September 30, 2001
Year-to-Date Return	7.81%	March 31, 2006
Technology
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	15.82%	10.33%	74.16%	131.75%	-32.30%	-31.70%	-37.79%	59.39%	0.43%	4.92%



During the periods shown in the chart for Technology:	Returns	Quarter ended
Highest Quarter Return	62.10%	December 31, 1999
Lowest Quarter Return	-38.25%	September 30, 2001
Year-to-Date Return	5.59%	March 31, 2006
Telecommunications
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.40%	25.83%	41.04%	66.60%	-37.41%	-27.97%	-29.32%	25.51%	17.54%	5.15%



During the periods shown in the chart for Telecommunications:	Returns	Quarter ended
Highest Quarter Return	36.60%	December 31, 2002
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	14.27%	March 31, 2006
Transportation
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	9.50%	32.13%	-4.34%	27.69%	17.74%	6.21%	-16.44%	38.14%	27.02%	11.90%



During the periods shown in the chart for Transportation:	Returns	Quarter ended
Highest Quarter Return	23.82%	June 30, 2003
Lowest Quarter Return	-24.70%	September 30, 1998
Year-to-Date Return	11.93%	March 31, 2006
Utilities Growth
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	11.37%	30.31%	43.16%	25.92%	-13.52%	-21.89%	-30.40%	26.42%	24.22%	9.36%



During the periods shown in the chart for Utilities Growth:	Returns	Quarter ended
Highest Quarter Return	23.50%	June 30, 2003
Lowest Quarter Return	-19.37%	June 30, 2002
Year-to-Date Return	8.47%	March 31, 2006
Wireless
Calendar Years	2001	2002	2003	2004	2005
	-34.74%	-55.25%	68.31%	42.54%	17.32%



During the periods shown in the chart for Wireless:	Returns	Quarter ended
Highest Quarter Return	27.87%	June 30, 2003
Lowest Quarter Return	-30.50%	June 30, 2002
Year-to-Date Return	8.63%	March 31, 2006
Money Market
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.06%	5.20%	5.20%	4.91%	6.13%	4.00%	1.60%	0.90%	1.09%	2.97%



During the periods shown in the chart for Money Market:	Returns	Quarter ended
Highest Quarter Return	1.57%	December 31, 2000
Lowest Quarter Return	0.19%	December 31, 2003
Year-to-Date Return	1.04%	March 31, 2006

Average Annual Returns

After-tax returns for each Select stock fund are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of fund
Air Transportation
Return Before Taxes	21.91%	3.45%	12.14%
Return After Taxes on Distributions	21.53%	3.11%	10.76%
Return After Taxes on Distributions and Sale of Fund Shares	14.66%	2.85%	9.98%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs® Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Automotive
Return Before Taxes	-1.75%	11.65%	7.07%
Return After Taxes on Distributions	-1.78%	11.64%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	-1.10%	10.19%	5.69%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Banking
Return Before Taxes	-0.14%	6.46%	12.40%
Return After Taxes on Distributions	-1.66%	5.54%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.84%	5.41%	10.32%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	7.85%	6.60%	--
Biotechnology
Return Before Taxes	8.76%	-6.30%	10.41%
Return After Taxes on Distributions	8.76%	-6.30%	9.25%
Return After Taxes on Distributions and Sale of Fund Shares	5.69%	-5.24%	8.53%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.11%	0.39%	--
Brokerage and Investment Management
Return Before Taxes	29.87%	8.54%	19.70%
Return After Taxes on Distributions	28.80%	7.92%	18.62%
Return After Taxes on Distributions and Sale of Fund Shares	20.63%	7.16%	17.44%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	7.85%	6.60%	--
Business Services and Outsourcing
Return Before Taxes	6.10%	4.21%	10.10%A
Return After Taxes on Distributions	5.46%	3.98%	9.20%A
Return After Taxes on Distributions and Sale of Fund Shares	4.71%	3.57%	8.46%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	4.34%A
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	2.76%A
Chemicals
Return Before Taxes	1.10%	13.00%	10.40%
Return After Taxes on Distributions	0.49%	12.64%	9.28%
Return After Taxes on Distributions and Sale of Fund Shares	1.27%	11.24%	8.56%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Computers
Return Before Taxes	2.65%	-7.17%	8.44%
Return After Taxes on Distributions	2.65%	-7.17%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	-5.95%	6.28%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	--
Construction and Housing
Return Before Taxes	9.36%	17.33%	14.36%
Return After Taxes on Distributions	9.14%	17.15%	12.80%
Return After Taxes on Distributions and Sale of Fund Shares	6.21%	15.26%	11.79%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Consumer Industries
Return Before Taxes	2.82%	2.25%	8.32%
Return After Taxes on Distributions	2.66%	1.75%	7.20%
Return After Taxes on Distributions and Sale of Fund Shares	2.05%	1.77%	6.84%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	0.04%	4.21%	--
Cyclical Industries
Return Before Taxes	12.33%	9.34%	10.51%B
Return After Taxes on Distributions	10.89%	8.74%	9.89%B
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	7.95%	9.04%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	6.88%B
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	6.73%B
Defense and Aerospace
Return Before Taxes	17.89%	12.91%	14.68%
Return After Taxes on Distributions	16.97%	12.59%	13.60%
Return After Taxes on Distributions and Sale of Fund Shares	12.57%	11.20%	12.51%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Developing Communications
Return Before Taxes	3.52%	-7.53%	8.12%
Return After Taxes on Distributions	3.52%	-7.53%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	2.29%	-6.23%	6.14%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	--
Electronics
Return Before Taxes	15.75%	-5.42%	12.13%
Return After Taxes on Distributions	15.75%	-5.42%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares	10.24%	-4.53%	9.85%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	--
Energy
Return Before Taxes	51.99%	13.89%	15.49%
Return After Taxes on Distributions	50.16%	13.35%	13.87%
Return After Taxes on Distributions and Sale of Fund Shares	34.75%	11.94%	12.89%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	--
Energy Service
Return Before Taxes	54.14%	11.91%	17.86%
Return After Taxes on Distributions	54.14%	11.91%	17.19%
Return After Taxes on Distributions and Sale of Fund Shares	35.19%	10.43%	15.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	--
Environmental
Return Before Taxes	9.37%	2.82%	2.63%
Return After Taxes on Distributions	9.37%	2.82%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	6.09%	2.42%	2.27%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Financial Services
Return Before Taxes	7.48%	4.67%	13.38%
Return After Taxes on Distributions	6.01%	3.78%	11.67%
Return After Taxes on Distributions and Sale of Fund Shares	6.43%	3.78%	11.09%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	7.85%	6.60%	--
Food and Agriculture
Return Before Taxes	5.85%	5.38%	8.66%
Return After Taxes on Distributions	4.81%	4.54%	7.11%
Return After Taxes on Distributions and Sale of Fund Shares	4.85%	4.33%	6.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	0.04%	4.21%	--
Gold
Return Before Taxes	40.59%	28.03%	7.33%
Return After Taxes on Distributions	37.61%	26.71%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	28.75%	24.40%	5.99%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	--
Health Care
Return Before Taxes	16.88%	0.50%	11.28%
Return After Taxes on Distributions	15.29%	0.11%	9.33%
Return After Taxes on Distributions and Sale of Fund Shares	13.14%	0.38%	8.96%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.11%	0.39%	--
Home Finance
Return Before Taxes	-7.12%	6.73%	11.97%
Return After Taxes on Distributions	-8.96%	5.35%	10.38%
Return After Taxes on Distributions and Sale of Fund Shares	-2.12%	5.64%	10.03%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	7.85%	6.60%	--
Industrial Equipment
Return Before Taxes	7.41%	5.52%	9.55%
Return After Taxes on Distributions	6.34%	5.18%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares	6.15%	4.73%	7.15%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Industrial Materials
Return Before Taxes	14.32%	16.16%	9.17%
Return After Taxes on Distributions	13.83%	15.71%	8.09%
Return After Taxes on Distributions and Sale of Fund Shares	9.88%	14.03%	7.38%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Insurance
Return Before Taxes	13.76%	7.97%	16.19%
Return After Taxes on Distributions	13.29%	7.58%	14.54%
Return After Taxes on Distributions and Sale of Fund Shares	9.54%	6.79%	13.57%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	7.85%	6.60%	--
Leisure
Return Before Taxes	3.99%	7.14%	12.09%
Return After Taxes on Distributions	3.40%	6.77%	10.54%
Return After Taxes on Distributions and Sale of Fund Shares	3.35%	6.11%	9.97%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	0.04%	4.21%	--
Medical Delivery
Return Before Taxes	29.02%	15.96%	11.98%
Return After Taxes on Distributions	27.04%	15.60%	10.69%
Return After Taxes on Distributions and Sale of Fund Shares	19.27%	13.87%	9.83%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.11%	0.39%	--
Medical Equipment and Systems
Return Before Taxes	7.46%	9.63%	16.49%C
Return After Taxes on Distributions	6.94%	9.17%	15.22%C
Return After Taxes on Distributions and Sale of Fund Shares	5.58%	8.19%	13.96%C
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	3.41%C
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.11%	0.39%	7.10%C
Multimedia
Return Before Taxes	7.44%	6.57%	10.59%
Return After Taxes on Distributions	7.18%	5.85%	9.44%
Return After Taxes on Distributions and Sale of Fund Shares	5.19%	5.31%	8.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	0.04%	4.21%	--
Natural Gas
Return Before Taxes	45.71%	12.94%	15.70%
Return After Taxes on Distributions	42.04%	12.22%	15.04%
Return After Taxes on Distributions and Sale of Fund Shares	31.10%	10.99%	13.86%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	--
Natural Resources
Return Before Taxes	46.01%	12.81%	12.97%B
Return After Taxes on Distributions	44.60%	12.35%	12.39%B
Return After Taxes on Distributions and Sale of Fund Shares	30.55%	11.01%	11.29%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	6.88%B
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	10.97%B
Networking and Infrastructure
Return Before Taxes	0.00%	-16.90%	-23.99%D
Return After Taxes on Distributions	0.00%	-16.90%	-23.99%D
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	-13.41%	-18.05%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	-1.18%D
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	-15.31%D
Paper and Forest Products
Return Before Taxes	-8.29%	4.18%	5.73%
Return After Taxes on Distributions	-8.35%	4.10%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	-5.31%	3.56%	4.59%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	36.61%	10.93%	--
Pharmaceuticals
Return Before Taxes	9.79%	--	-0.14%E
Return After Taxes on Distributions	9.76%	--	-0.15%E
Return After Taxes on Distributions and Sale of Fund Shares	6.39%	--	-0.12%E
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	--	2.45%E
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.11%	--	3.14%E
Retailing
Return Before Taxes	7.13%	5.23%	11.64%
Return After Taxes on Distributions	5.04%	4.64%	10.51%
Return After Taxes on Distributions and Sale of Fund Shares	6.93%	4.40%	10.02%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	0.04%	4.21%	--
Software and Computer Services
Return Before Taxes	0.04%	0.71%	12.54%
Return After Taxes on Distributions	0.04%	0.65%	10.44%
Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.59%	10.24%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	--
Technology
Return Before Taxes	4.92%	-6.52%	9.56%
Return After Taxes on Distributions	4.92%	-6.53%	7.01%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	-5.43%	7.04%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	2.02%	-7.14%	--
Telecommunications
Return Before Taxes	5.15%	-4.61%	4.41%
Return After Taxes on Distributions	5.02%	-4.69%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.52%	-3.87%	3.11%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)	7.86%	-1.82%	--
Transportation
Return Before Taxes	11.90%	11.75%	13.75%
Return After Taxes on Distributions	11.50%	11.59%	11.90%
Return After Taxes on Distributions and Sale of Fund Shares	8.21%	10.22%	11.00%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	3.84%	6.52%	--
Utilities Growth
Return Before Taxes	9.36%	-1.36%	7.76%
Return After Taxes on Distributions	9.01%	-1.78%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares	6.55%	-1.32%	5.74%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	9.07%
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)	7.86%	-1.82%	--
Wireless
Return Before Taxes	17.32%	-3.84%	-6.92%D
Return After Taxes on Distributions	17.32%	-3.84%	-6.93%D
Return After Taxes on Distributions and Sale of Fund Shares	11.26%	-3.23%	-5.74%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	4.91%	0.54%	-1.18%D
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)	7.86%	-1.82%	-3.24%D
Money Market	2.97%	2.11%	3.69%

A From February 4, 1998.

B From March 3, 1997.

C From April 28, 1998.

D From September 21, 2000.

E From June 18, 2001.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Goldman Sachs® Consumer Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund (other than Money Market Porfolio) are based on historical expenses, adjusted to reflect current fees and do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual fund operating expenses provided below for Money Market Portfolio are based on historical expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the Select stock funds on shares held less than 30 days (as a % of amount redeemed)A	0.75%
Exchange fee for the Select stock funds onlyB	$7.50

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

B The exchange fee will be deducted from the amount of your exchange, but you will not be charged an exchange fee if you exchange through any of Fidelity's automated exchange services.

Prospectus

Fund Summary - continued

Annual operating expenses (paid from fund assets)

Air Transportation	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.56%
	Total annual fund operating expensesA	1.13%
Automotive	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.96%
	Total annual fund operating expensesA	1.53%
Banking	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Biotechnology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.93%
Brokerage and Investment Management	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.92%
Business Services and Outsourcing	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.62%
	Total annual fund operating expensesA	1.19%
Chemicals	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.46%
	Total annual fund operating expensesA	1.03%
Computers	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	1.00%
Construction and Housing	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Consumer Industries	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.55%
	Total annual fund operating expensesA	1.12%
Cyclical Industries	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual fund operating expensesA	1.10%
Defense and Aerospace	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Developing Communications	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Electronics	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Energy	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Energy Service	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual fund operating expensesA	0.90%
Environmental	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.77%
	Total annual fund operating expensesA	1.34%
Financial Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Food and Agriculture	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Gold	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.94%
Health Care	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.89%
Home Finance	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Industrial Equipment	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Industrial Materials	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Insurance	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	1.00%
Leisure	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual fund operating expensesA	0.96%
Medical Delivery	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Medical Equipment and Systems	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Multimedia	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.47%
	Total annual fund operating expensesA	1.04%
Natural Gas	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Natural Resources	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.38%
	Total annual fund operating expensesA	0.96%
Networking and Infrastructure	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.54%
	Total annual fund operating expensesA	1.11%
Paper and Forest Products	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.70%
	Total annual fund operating expensesA	1.27%
Pharmaceuticals	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.50%
	Total annual fund operating expensesA	1.07%
Retailing	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.48%
	Total annual fund operating expensesA	1.05%
Software and Computer Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Technology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual fund operating expensesA	0.96%
Telecommunications	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Transportation	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual fund operating expensesA	1.10%
Utilities Growth	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Wireless	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.40%
	Total annual fund operating expensesA	0.97%
Money Market	Management fee	0.21%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual fund operating expensesA	0.40%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Air Transportation	1 year	$ 115
	3 years	$ 359
	5 years	$ 622
	10 years	$ 1,375
Automotive	1 year	$ 156
	3 years	$ 483
	5 years	$ 834
	10 years	$ 1,824
Banking	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Biotechnology	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
Brokerage and Investment Management	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Business Services and Outsourcing	1 year	$ 121
	3 years	$ 378
	5 years	$ 654
	10 years	$ 1,443
Chemicals	1 year	$ 105
	3 years	$ 328
	5 years	$ 569
	10 years	$ 1,259
Computers	1 year	$ 102
	3 years	$ 318
	5 years	$ 552
	10 years	$ 1,225
Construction and Housing	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236
Consumer Industries	1 year	$ 114
	3 years	$ 356
	5 years	$ 617
	10 years	$ 1,363
Cyclical Industries	1 year	$ 112
	3 years	$ 350
	5 years	$ 606
	10 years	$ 1,340
Defense and Aerospace	1 year	$ 96
	3 years	$ 300
	5 years	$ 520
	10 years	$ 1,155
Developing Communications	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248
Electronics	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Energy	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Energy Service	1 year	$ 92
	3 years	$ 287
	5 years	$ 498
	10 years	$ 1,108
Environmental	1 year	$ 136
	3 years	$ 425
	5 years	$ 734
	10 years	$ 1,613
Financial Services	1 year	$ 96
	3 years	$ 300
	5 years	$ 520
	10 years	$ 1,155
Food and Agriculture	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236
Gold	1 year	$ 96
	3 years	$ 300
	5 years	$ 520
	10 years	$ 1,155
Health Care	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
Home Finance	1 year	$ 96
	3 years	$ 300
	5 years	$ 520
	10 years	$ 1,155
Industrial Equipment	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248
Industrial Materials	1 year	$ 104
	3 years	$ 325
	5 years	$ 563
	10 years	$ 1,248
Insurance	1 year	$ 102
	3 years	$ 318
	5 years	$ 552
	10 years	$ 1,225
Leisure	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178
Medical Delivery	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Medical Equipment and Systems	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Multimedia	1 year	$ 106
	3 years	$ 331
	5 years	$ 574
	10 years	$ 1,271
Natural Gas	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
Natural Resources	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178
Networking and Infrastructure	1 year	$ 113
	3 years	$ 353
	5 years	$ 612
	10 years	$ 1,352
Paper and Forest Products	1 year	$ 129
	3 years	$ 403
	5 years	$ 697
	10 years	$ 1,534
Pharmaceuticals	1 year	$ 109
	3 years	$ 340
	5 years	$ 590
	10 years	$ 1,306
Retailing	1 year	$ 107
	3 years	$ 334
	5 years	$ 579
	10 years	$ 1,283
Software and Computer Services	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Technology	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178
Telecommunications	1 year	$ 103
	3 years	$ 322
	5 years	$ 558
	10 years	$ 1,236
Transportation	1 year	$ 112
	3 years	$ 350
	5 years	$ 606
	10 years	$ 1,340
Utilities Growth	1 year	$ 96
	3 years	$ 300
	5 years	$ 520
	10 years	$ 1,155
Wireless	1 year	$ 99
	3 years	$ 309
	5 years	$ 536
	10 years	$ 1,190
Money Market	1 year	$ 41
	3 years	$ 128
	5 years	$ 224
	10 years	$ 505

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and/or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and/or transfer agent expenses. Including these reductions, the total operating expenses, after reimbursement for Automotive Portfolio, Environmental Portfolio, and Paper and Forest Products Portfolio are shown in the table below.

Total Operating Expenses
Air Transportation	1.08%
Automotive	1.19%A
Banking	0.90%
Biotechnology	0.89%
Brokerage and Investment Management	0.87%
Business Services and Outsourcing	1.15%
Chemicals	0.98%
Computers	0.95%
Construction and Housing	0.98%
Consumer Industries	1.10%
Cyclical Industries	1.05%
Defense and Aerospace	0.92%
Developing Communications	0.90%
Electronics	0.85%
Energy	0.85%
Energy Service	0.88%
Environmental	1.16%A
Financial Services	0.92%
Food and Agriculture	1.00%
Gold	0.79%
Health Care	0.84%
Home Finance	0.91%
Industrial Equipment	1.01%
Industrial Materials	0.98%
Insurance	0.99%
Leisure	0.91%
Medical Delivery	0.87%
Medical Equipment and Systems	0.89%
Multimedia	1.01%
Natural Gas	0.84%
Natural Resources	0.90%
Networking and Infrastructure	0.99%
Paper and Forest Products	1.21%A
Pharmaceuticals	0.99%
Retailing	1.02%
Software and Computer Services	0.88%
Technology	0.90%
Telecommunication	0.92%
Transportation	1.08%
Utilities Growth	0.90%
Wireless	0.85%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

The Select Stock Funds

Investment Objective

Each fund seeks capital appreciation.

Principal Investment Strategies

Air Transportation Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Automotive Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts, and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts, or tires. They may also include companies that provide automotive-related services to manufacturers, distributors, or consumers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Banking Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies may include, for example, state chartered banks, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing, and insurance.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Biotechnology Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved in the research, development, or production of pharmaceuticals, including veterinary drugs.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Brokerage and Investment Management Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Business Services and Outsourcing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing business-related services to companies and other organizations. These companies may include those that provide, for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing, and photocopying, typically on a contractual or fee basis.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Chemicals Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries. These companies may include, for example, companies involved with products such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. They may also include companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Computers Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as personal computers, servers, work stations, mainframes, computer storage and peripherals, semiconductors, computer and office equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering and manufacturing, data communications, and software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Construction and Housing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries. These companies may include, for example, companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; companies that supply home furnishings; and companies that provide engineering or contracting services. They may also include companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Consumer Industries Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, tax preparation help, and internet products and services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Cyclical Industries Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Defense and Aerospace Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; satellite design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, satellites, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Developing Communications Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, personal communications networks, special mobile radio, fiber optic transmission, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Electronics Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Energy Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, refine, control, transmit, market, distribute, or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy field; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Energy Service Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies providing services and equipment for drilling processes such as offshore and onshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data, and technology; companies that provide geological and geophysical services; companies involved in energy transport; companies involved in geothermal, electric, or nuclear plant design or construction; and companies with a variety of products or services including oil tool rental, underwater well services, helicopter services, energy-related capital equipment, and mining-related equipment or services. They may also include companies that provide products and services to these companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Environmental Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns. These companies may include, for example, companies involved in the transportation, treatment, and disposal of hazardous or other wastes; transforming waste into energy; recycling; and participating in remedial projects, including groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control; and companies that are manufacturing wind turbines, electric utilities with geothermal-fired plants, or organic foods suppliers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Financial Services Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Food and Agriculture Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution and warehousing of food and food-related products, including restaurants and grocery stores; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products, wood products, tobacco, fertilizer, and agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new and safer food storage, and new enzyme technologies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Gold Portfolio

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Health Care Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Home Finance Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may include, for example, mortgage banking companies, real estate investment trusts, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and other depository institutions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Industrial Equipment Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. These companies may include, for example, companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, or machine tools; companies that manufacture products or service equipment for the food, clothing, or sporting goods industries; cable equipment companies; and office automation companies.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Industrial Materials Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, textiles, wood products, cement, and gypsum. These companies may include, for example, mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Insurance Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. These companies may include, for example, companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as insurance brokers, reciprocals, and claims processors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Leisure Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries. These companies may include, for example, companies that provide goods or services including: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; internet services and advertising; sporting goods and camping and recreational equipment; sports arenas and gaming casinos; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; hotels and motels; leisure apparel or footwear; and fast food, beverages, restaurants, and tobacco products.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Medical Delivery Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. These companies may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; companies that provide outpatient surgical, outpatient rehabilitation, or other specialized care; companies that provide home health care; companies that provide drug and alcohol abuse treatment; companies that provide dental care; companies that operate comprehensive health maintenance organizations or health insurance organizations; companies that operate nursing homes for the elderly and disabled; companies that facilitate the development, testing, or regulatory approval of drugs; companies that supply or distribute medical equipment or drugs; companies that provide health care information services, including companies that provide hardware, software, or research services; and companies that provide related services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Medical Equipment and Systems Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies. These companies may include, for example, companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation, and medical diagnostics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Multimedia Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. These companies may include, for example, advertising companies; companies that own, operate, or broadcast free or pay television, radio, or cable stations; theaters; film studios; internet services; publishers or sellers of newspapers, magazines, books, or video products; printing, cable television, and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising, and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Natural Gas Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; and other companies providing equipment or services to the field.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Natural Resources Portfolio

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Networking and Infrastructure Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches, and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment, and other companies involved in supporting the flow of information.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Paper and Forest Products Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. These companies may include, for example, paper production and office product companies, printers, publishers, and real estate investment trusts that own or deal in forest products.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Pharmaceuticals Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale, or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Retailing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, general merchandise retailers; drug and department stores; suppliers of goods and services for homes and yards; specialty retailers selling a single category of merchandise such as food, apparel, jewelry, toys, electronics, computers, or home improvement products; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; internet retailers; and companies involved in alternative selling methods such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video-based electronic systems.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Software and Computer Services Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, data communications services, internet software, and home entertainment software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Technology Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, hardware, software, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Telecommunications Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging, and local and wide area product networks or equipment; companies that provide satellite, microwave, and cable television or equipment; and companies involved in new technologies such as fiber optics, semiconductors, and data transmission.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Transportation Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment. These companies may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck, and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars, or other modes of transportation and related products); parts suppliers; companies that provide leasing and maintenance for automobiles, trucks, containers, railcars, and planes; and companies that sell fuel-saving devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Utilities Growth Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Wireless Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in activities relating to wireless communications services or products. These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software, or other companies with products or services related to wireless communications.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Banking, Financial Services, and Home Finance) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

The banking industry can be significantly affected by the recent adoption of legislation that has reduced the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this new legislation could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions are important to banks that face exposure to credit losses and can be significantly affected by changes in interest rates.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The brokerage and investment management industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues can depend on overall market activity.

The business services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services and outsourcing is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation. As regulations are developed and enforced, chemical companies could be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There can be risks associated with their production, handling, and disposal.

The computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

Prospectus

The construction and housing industry can be significantly affected by changes in government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services.

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, weather or meteorological events, and economic conditions.

The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations are developed and enforced, companies could be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The food and agriculture industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

Prospectus

Fund Basics - continued

The industrial equipment industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, pricing pressure from health maintenance organizations, and an increased emphasis on outpatient services.

The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The natural gas industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations can be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditures and competitive pressures. Products and services in the networking and infrastructure industry can be subject to rapid obsolescence due to technological innovation or changing consumer preferences.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.

The retail industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success can be tied to its ability to anticipate changing consumer tastes.

The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect transportation companies.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass, and can carry heavy debt burdens from financings.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

The Select Money Market Fund

Investment Objective

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Air Transportation Portfolio invests primarily in companies engaged in the regional, national, and international movement of passengers, mail and freight via aircraft.

Automotive Portfolio invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Banking Portfolio invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

Biotechnology Portfolio invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Prospectus

Fund Basics - continued

Brokerage and Investment Management Portfolio invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Business Services and Outsourcing Portfolio invests primarily in companies that provide business-related services to companies and other organizations.

Chemicals Portfolio invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

Computers Portfolio invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

Construction and Housing Portfolio invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

Consumer Industries Portfolio invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Cyclical Industries Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

Defense and Aerospace Portfolio invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

Developing Communications Portfolio invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.

Electronics Portfolio invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Energy Service Portfolio invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Environmental Portfolio invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

Food and Agriculture Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Home Finance Portfolio invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

Industrial Equipment Portfolio invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

Industrial Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

Insurance Portfolio invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

Leisure Portfolio invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

Medical Delivery Portfolio invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Medical Equipment and Systems Portfolio invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

Multimedia Portfolio invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

Prospectus

Natural Gas Portfolio invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Natural Resources Portfolio invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

Networking and Infrastructure Portfolio invests primarily in companies engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions.

Paper and Forest Products Portfolio invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

Pharmaceuticals Portfolio invests primarily in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

Retailing Portfolio invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

Software and Computer Services Portfolio invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

Technology Portfolio invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Telecommunications Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Transportation Portfolio invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Utilities Growth Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Wireless Portfolio invests primarily in companies engaged in activities relating to wireless communications services or products.

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments.

Each Select stock fund seeks capital appreciation.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, Natural Resources, Networking and Infrastructure, Pharmaceuticals, and Wireless, each Select stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold, in certain precious metals. For each Select stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, Natural Resources, Networking and Infrastructure, Pharmaceuticals, and Wireless), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Air Transportation Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

Automotive Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Banking Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

Biotechnology Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Brokerage and Investment Management Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Business Services and Outsourcing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing business-related services to companies and other organizations.

Chemicals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.

Computers Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.

Prospectus

Fund Basics - continued

Construction and Housing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.

Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Defense and Aerospace Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.

Developing Communications Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Electronics Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Energy Service Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Environmental Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

Financial Services Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Food and Agriculture Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

Gold Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Health Care Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Home Finance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

Industrial Equipment Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors.

Industrial Materials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

Insurance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

Leisure Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

Medical Delivery Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Medical Equipment and Systems Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.

Multimedia Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

Prospectus

Natural Gas Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

Networking and Infrastructure Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions.

Paper and Forest Products Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

Pharmaceuticals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

Retailing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

Software and Computer Services Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.

Technology Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Telecommunications Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

Transportation Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Wireless Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in activities relating to wireless communications services or products.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. The Select money market fund is also open for business on Good Friday.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Fidelity may not calculate the funds' NAVs if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

In addition, Fidelity intends to calculate the NAV of each Select stock fund each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each Select stock fund's assets are valued as of these times for the purpose of computing the fund's hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for Select stock funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Prices may not be readily available in circumstances in which markets or exchanges are closed or trading is restricted; pricing services are not available or Fidelity believes that prices are not reflective of actual market value; or other conditions exist that make it impracticable to determine an hourly NAV. In the event that Fidelity suspends an hourly NAV for one or more Select funds, it may suspend hourly pricing for some or all other Select funds.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The Select money market fund's assets are valued on the basis of amortized cost.

Each Select stock fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features, policies, and fees may differ from those discussed in this prospectus. Certain retirement plans have entered into arrangements which provide that if you buy or sell shares through such a plan, you may only be able to do so at a fund's last offering price or NAV of the day. Certain intermediaries have entered into similar arrangements for buying, selling, and exchanging shares. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

· Your name;

· Your account number;

· Name of fund whose shares you want to buy or sell; and

· Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Shareholder Information - continued

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because the Select stock funds are designed to offer investors an alternative to investing in stocks, the Select stock funds are designed to offer investors an equity investment that can be bought and sold regularly, and the Select money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to buy shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or mutual fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of the Select money market fund is the fund's NAV. The price to sell one share of each Select stock fund is the fund's NAV, minus the short-term redemption fee, if applicable.

For each Select stock fund, if you sell your shares after holding them less than 30 days, a 0.75% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: i) redemptions of shares acquired by reinvesting dividends and distributions; ii) rollovers, transfers, and changes of account registration within a fund as long as the money never leaves the fund; and iii) redemptions in kind.

Effective December 31, 2005, each fund also permits waivers of the short-term redemption fee for the following transactions:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Prospectus

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc.®, an affiliate of FMR, that manage accounts that invest in each fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to sell shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or mutual fund.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), except fund positions not subject to balance minimums.
  Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Exchanges between Select funds or from a Fidelity money market fund will normally be executed at the next hourly price calculated after your order is received in proper form. An exchange between two Select funds may be delayed in the event one of the funds suspends calculation of its hourly NAV.
  Exchanges from another Fidelity stock or bond fund will normally be executed at the 4:00 p.m. price Eastern time, calculated after your order is received in proper form.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

Shareholder Information - continued

  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, and certain transactions in the Select money market fund that are followed by a monthly account statement).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Prospectus

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the last calculated NAV, minus the short-term redemption fee for the Select stock funds, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.</r>

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Select stock fund normally pays dividends and capital gain distributions in April and December.

Distributions you receive from the Select money market fund consist primarily of dividends. The Select money market fund normally declares dividends daily and pays them monthly.

Earning Dividends

For the Select money market fund, shares begin to earn dividends on the first business day following the day of purchase.

For the Select money market fund, shares earn dividends until, but not including, the next business day following the day of redemption.

When you exchange from a Select stock fund to Select Money Market, you will earn dividends the next business day. When you exchange from Select Money Market to a Select stock fund, you will earn dividends until, but not including, the next business day following the day of redemption. Exchange proceeds are paid from one Select fund to another in three business days. As a result, the delay in paying exchange proceeds when exchanging between Select Money Market and a Select stock fund could result in a lower or more volatile Select Money Market yield.

Good Friday will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. (Select stock funds only) Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because the Select money market fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the long-term capital gains tax rates available to individuals.

Prospectus

Shareholder Information - continued

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. For the Select money market fund, if you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your Select stock fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the Select money market fund. FIMM has day-to-day responsibility for choosing investments for Select money market fund.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each Select stock fund. FMRC has day-to-day responsibility for choosing investments for each Select stock fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each Select stock fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each Select stock fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each Select stock fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each Select stock fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each Select stock fund. For the Select money market fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each Select stock fund. For the Select money market fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each Select stock fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each Select stock fund from time to time.

Christopher Bartel is manager of Chemicals Portfolio, Cyclical Industries Portfolio and Industrial Equipment Portfolio and co-manager of Paper and Forest Products Portfolio and Transportation Portfolio, which he has managed since April 2006, December 2005, January 2003, March 2006, and April 2006, respectively. He also manages other Fidelity funds. Mr. Bartel joined Fidelity Investments in 1999 as a research analyst, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Bartel was an associate at J.H. Whitney & Co, a Stamford, CT-based private equity firm, from 1996 to 1998.

Justin Bennett is co-manager of Paper and Forest Products Portfolio, which he has managed since March 2006. Mr. Bennett joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from The Wharton School at the University of Pennsylvania in 2005. Previously, he was an equity research associate at Morgan Stanley.

Kelly Cardwell is manager of Software & Computer Services Portfolio, which he has managed since January 2003. Since joining Fidelity Investments in 1997, Mr. Cardwell has worked as a research analyst and manager.

Harlan Carere is manager of Health Care Portfolio and Pharmaceuticals Portfolio, which he has managed since March 2005 and January 2005, respectively. He also manages other Fidelity funds. Mr. Carere joined Fidelity Investments as an analyst in 2000, after receiving an MBA from Harvard Business School. Previously, he was an equity analyst for Berman Capital.

Yun-Min Chai is manager of Developing Communications Portfolio and Networking and Infrastructure Portfolio, which he has managed since May 2003 and July 2004, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Lindsay Connor is co-manager of Transportation Portfolio, which she has managed since April 2006. Ms. Connor joined Fidelity Investments as a research analyst in 2004, after receiving an MBA from Dartmouth College. Previously, she was an associate and founding employee for Edgemont Capital Partners in New York.

Prospectus

Fund Services - continued

Aaron Cooper is manager of Medical Equipment and Systems Portfolio, which he has managed since March 2005. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

Nora Creedon is manager of Construction and Housing Portfolio, which she has managed since February 2006. Since joining Fidelity Investments in 2004, Ms. Creedon has worked as a research analyst and portfolio manager. From 2003 to 2004, Ms. Creedon was with Goldman Sachs and graduated from Georgetown University in 2000.

John Dowd is manager of Energy Service Portfolio, which he has managed since December 2005. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd worked as a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Daniel Dupont is manager of Gold Portfolio, which he has managed since February 2003. Mr. Dupont joined Fidelity Investments as a research associate in 2001, after receiving his bachelor of commerce degree from McGill University.

Valerie Friedholm is manager of Home Finance Portfolio, which she has managed since May 2004. Ms. Friedholm joined Fidelity Investments as a research analyst in 2000, after receiving an MBA from Harvard Business School. Previously, she was with General Electric Company from 1994 to 1998, most recently as an account manager.

Matthew Friedman is manager of Energy Portfolio and Natural Resources Portfolio, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Andrew Hatem is manager of Air Transportation Portfolio and Defense and Aerospace Portfolio, which he has managed since January 2005 and December 2005, respectively. Since joining Fidelity Investments in 1994, Mr. Hatem has worked as an investment analyst, sector research specialist, research analyst and portfolio manager.

Charles Hebard is manager of Brokerage and Investment Management Portfolio and Financial Services Portfolio, which he has managed since March 2006 and May 2005, respectively. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

Stephen Hermsdorf is manager of Insurance Portfolio, which he has managed since March 2006. Mr. Hermsdorf joined Fidelity Investments as an equity research analyst in 2004, after receiving an MBA from the University of Chicago. Previously, he was an associate in the venture capital group at Harbourvest Partners, LLC in Boston from 1998 to 2001.

Benjamin Hesse is co-manager of Business Services and Outsourcing Portfolio, which he has managed since March 2006. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

Rajiv Kaul is manager of Biotechnology Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

Heather Lawrence is manager of Computers Portfolio, which she has managed since April 2006. Ms. Lawrence joined Fidelity Investments as an analyst in 2001, after receiving an MBA from Columbia Business School. Previously, Ms. Lawrence was an equity research associate with Morgan Stanley Dean Witter Discover & Co. in New York, from 1997 to 1999.

Robert Lee is manager of Food and Agriculture Portfolio, which he has managed since June 2004. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Bob Litterst is vice president and manager of Money Market Portfolio, which he has managed since April 2004. He also manages other Fidelity funds. Mr. Litterst joined Fidelity Investments in 1991 as a portfolio manager.

James McElligot is manager of Natural Gas Portfolio, which he has managed since November 2005. Mr. McElligot joined Fidelity Investments as an equity research analyst in 2003, after receiving a bachelor of arts degree in economics from Harvard.

Anmol Mehra is manager of Automotive Portfolio, which he has managed since March 2004. Mr. Mehra joined Fidelity Investments in 2002 after receiving his MBA from the University of Texas at Austin. Previously, Mr. Mehra was a pension consulting actuary for Towers Perrin.

James Morrow is co-manager of Business Services and Outsourcing Portfolio, manager of Electronics Portfolio, and Technology Portfolio which he has managed since March 2006, February 2004, and January 2005, respectively. Mr. Morrow also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and manager

Ramona Persaud is manager of Banking Portfolio, which she has managed since February 2006. Ms. Persaud joined Fidelity Investments as a research analyst in 2003, after receiving and MBA from The Wharton School. Previously, Ms. Persaud was with Goldman Sachs from 1999 to 2001.

Gopal Reddy is manager of Leisure Portfolio, which he has managed since November 2005. Mr. Reddy joined Fidelity Investments in the equity research department in 2001 after receiving a bachelor of arts degree in economics from Stanford University.

John Roth is manager of Consumer Industries Portfolio and Multimedia Portfolio, which he has managed since June 2004 and May 2004, respectively. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Prospectus

Matthew Sabel is manager for Medical Delivery Portfolio, which he has managed since January 2005. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

Jody Simes is manager for Industrial Materials Portfolio, which he has managed since August 2003. Since joining Fidelity Investments in 1993, Mr. Simes has worked as a fixed-income trader, research analyst and portfolio manager.

Douglas Simmons is manager of Environmental Portfolio, which he has managed since February 2004. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Brian Younger is manager of Telecommunications Portfolio, Utilities Growth Portfolio, and Wireless Portfolio, which he has managed since March 2002, May 2003, and May 2003, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Martin Zinny is manager of Retailing Portfolio, which he has managed since January 2005. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by each portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. For the Select stock funds, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for the Select money market fund is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For the Select money market fund, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for each Select stock fund or 0.37% for the Select money market fund, and it drops as total assets under management increase.

For February 2006, the group fee rate was 0.27% for each Select stock fund and the group fee rate was 0.12% for the Select money market fund. The individual fund fee rate is 0.30% for each Select stock fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended February 28, 2006, for each fund is shown in the following table.

Total Management Fee
Air Transportation	0.57%
Automotive	0.23%A
Banking	0.57%
Biotechnology	0.57%
Brokerage and Investment Management	0.58%
Business Services and Outsourcing	0.57%
Chemicals	0.57%
Computers	0.57%
Construction and Housing	0.57%
Consumer Industries	0.57%
Cyclical Industries	0.57%
Defense and Aerospace	0.57%
Developing Communications	0.57%
Electronics	0.57%
Energy	0.57%
Energy Service	0.57%
Environmental	0.42%A
Financial Services	0.57%
Food and Agriculture	0.57%
Gold	0.58%
Health Care	0.57%
Home Finance	0.57%
Industrial Equipment	0.57%
Industrial Materials	0.57%
Insurance	0.57%
Leisure	0.57%
Medical Delivery	0.57%
Medical Equipment and Systems	0.57%
Multimedia	0.57%
Natural Gas	0.57%
Natural Resources	0.58%
Networking and Infrastructure	0.57%
Paper and Forest Products	0.51%A
Pharmaceuticals	0.57%
Retailing	0.57%
Software and Computer Services	0.57%
Technology	0.57%
Telecommunications	0.57%
Transportation	0.57%
Utilities Growth	0.57%
Wireless	0.57%
Money Market	0.21%

A After reimbursement.

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except for the FRAC sub-advisory agreement approved in January 2006, for each fund is available in each fund's semi-annual report for the fiscal period ended August 31, 2005. The basis for the Board of Trustees approving the FRAC sub-advisory agreement for the fund is available in the fund's annual report for the fiscal period ended February 28, 2006.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Prospectus

Fund Distribution

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, service-providers and administrators, may receive from FMR, FDC and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in the SAI.

Each fund has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

Any fees paid out of the fund's assets on an ongoing basis pursuant to the Plan may increase the cost of your investment and may cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Air Transportation Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.46	$ 30.04	$ 19.58	$ 32.96	$ 35.48
Income from Investment Operations
Net investment income (loss) C	(.04)	.07	(.13)	(.19)	(.08)
Net realized and unrealized gain (loss)	10.44	3.73	10.55	(12.99)	(.88)
Total from investment operations	10.40	3.80	10.42	(13.18)	(.96)
Distributions from net investment income	(.01)	(.06)	-	-	-
Distributions from net realized gain	(.75)	(.36)	-	(.24)	(1.61)
Total distributions	(.76)	(.42)	-	(.24)	(1.61)
Redemption fees added to paid in capital C	.04	.04	.04	.04	.05
Net asset value, end of period	$ 43.14	$ 33.46	$ 30.04	$ 19.58	$ 32.96
Total Return A, B	31.40%	12.92%	53.42%	(40.16)%	(2.38)%
Ratios to Average Net Assets D
Expenses before reductions	1.16%	1.23%	1.49%	1.63%	1.43%
Expenses net of fee waivers, if any	1.16%	1.23%	1.49%	1.63%	1.43%
Expenses net of all reductions	1.11%	1.21%	1.42%	1.58%	1.38%
Net investment income (loss)	(.11)%	.22%	(.47)%	(.73)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,641	$ 35,292	$ 34,724	$ 23,440	$ 67,087
Portfolio turnover rate	93%	71%	140%	56%	117%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Prospectus

Appendix - continued

Automotive Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.10	$ 32.36	$ 21.27	$ 25.93	$ 20.80
Income from Investment Operations
Net investment income (loss) C	.06	(.11)	(.22)	(.13)	(.05)
Net realized and unrealized gain (loss)	.21 D	1.81	11.29	(4.59)	5.10
Total from investment operations	.27	1.70	11.07	(4.72)	5.05
Distributions from net investment income	(.07)	-	-	-	-
Redemption fees added to paid in capital C	.05	.04	.02	.06	.08
Net asset value, end of period	$ 34.35	$ 34.10	$ 32.36	$ 21.27	$ 25.93
Total Return A, B	.94%	5.38%	52.14%	(17.97)%	24.66%
Ratios to Average Net Assets E
Expenses before reductions	1.59%	1.64%	1.78%	1.71%	1.90%
Expenses net of fee waivers, if any	1.25%	1.58%	1.78%	1.71%	1.90%
Expenses net of all reductions	1.19%	1.56%	1.77%	1.68%	1.87%
Net investment income (loss)	.17%	(.34)%	(.77)%	(.52)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,361	$ 16,954	$ 21,438	$ 15,241	$ 27,688
Portfolio turnover rate	206%	188%	125%	217%	180%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Banking Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.98	$ 40.80	$ 29.86	$ 33.26	$ 33.40
Income from Investment Operations
Net investment income (loss) C	.76	.67	.52	.50	.51
Net realized and unrealized gain (loss)	1.82	.54	11.36	(3.57)	(.17)
Total from investment operations	2.58	1.21	11.88	(3.07)	.34
Distributions from net investment income	(.62)	(.57)	(.48)	(.34)	(.47)
Distributions from net realized gain	(3.23)	(3.46)	(.46)	-	(.02)
Total distributions	(3.85)	(4.03)	(.94)	(.34)	(.49)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 36.71	$ 37.98	$ 40.80	$ 29.86	$ 33.26
Total Return A, B	7.22%	2.68%	40.08%	(9.24)%	1.07%
Ratios to Average Net Assets D
Expenses before reductions	.94%	.95%	1.08%	1.11%	1.11%
Expenses net of fee waivers, if any	.94%	.95%	1.08%	1.11%	1.11%
Expenses net of all reductions	.92%	.94%	1.07%	1.10%	1.09%
Net investment income (loss)	2.04%	1.70%	1.46%	1.54%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,009	$ 475,509	$ 489,376	$ 383,138	$ 473,589
Portfolio turnover rate	70%	51%	28%	33%	41%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F  Amount represents less than $.01 per share.

Prospectus

Biotechnology Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 49.04	$ 55.39	$ 38.42	$ 53.48	$ 71.46
Income from Investment Operations
Net investment income (loss) C	(.48)	(.52)	(.43)	(.36)	(.42)
Net realized and unrealized gain (loss)	19.49	(5.84)	17.39	(14.71)	(17.59)
Total from investment operations	19.01	(6.36)	16.96	(15.07)	(18.01)
Redemption fees added to paid in capital C	.01	.01	.01	.01	.03
Net asset value, end of period	$ 68.06	$ 49.04	$ 55.39	$ 38.42	$ 53.48
Total Return A,B	38.78%	(11.46)%	44.17%	(28.16)%	(25.16)%
Ratios to Average Net Assets D
Expenses before reductions	.97%	.99%	1.17%	1.29%	1.11%
Expenses net of fee waivers, if any	.97%	.99%	1.17%	1.29%	1.11%
Expenses net of all reductions	.93%	.98%	1.15%	1.24%	1.09%
Net investment income (loss)	(.83)%	(.94)%	(.88)%	(.87)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811,492	$ 1,487,400	$ 1,948,574	$ 1,484,303	$ 2,433,835
Portfolio turnover rate	63%	19%	50%	73%	96%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

Brokerage and Investment Management Portfolio

Years ended February 28,	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 54.95	$ 54.13	$ 33.22	$ 42.32	$ 50.10
Income from Investment Operations
Net investment income (loss) C	.98 D	.20	.17	.30	.04
Net realized and unrealized gain (loss)	23.81	.85 E	20.88	(9.19)	(4.31)
Total from investment operations	24.79	1.05	21.05	(8.89)	(4.27)
Distributions from net investment income	(.19)	(.24)	(.16)	(.23)	(.12)
Distributions from net realized gain	(3.45)	-	-	-	(3.41)
Total distributions	(3.64)	(.24)	(.16)	(.23)	(3.53)
Redemption fees added to paid in capital C	.02	.01	.02	.02	.02
Net asset value, end of period	$ 76.12	$ 54.95	$ 54.13	$ 33.22	$ 42.32
Total Return A, B	45.77%	1.96%	63.56%	(21.02)%	(8.13)%
Ratios to Average Net Assets F
Expenses before reductions	.95%	.98%	1.12%	1.20%	1.15%
Expenses net of fee waivers, if any	.95%	.98%	1.12%	1.20%	1.15%
Expenses net of all reductions	.89%	.94%	1.10%	1.16%	1.11%
Net investment income (loss)	1.51% D	.40%	.39%	.78%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,246,298	$ 415,237	$ 460,574	$ 281,885	$ 425,746
Portfolio turnover rate	112%	98%	64%	64%	74%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

E  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G  For the year ended February 29.

Prospectus

Appendix - continued

Business Services and Outsourcing Portfolio

Years ended February 28,	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 14.14	$ 10.20	$ 15.21	$ 14.66
Income from Investment Operations
Net investment income (loss) C	(.03) D	(.10) E	(.15)	(.12)	(.11)
Net realized and unrealized gain (loss)	2.59	1.70	4.09	(4.90)	.81
Total from investment operations	2.56	1.60	3.94	(5.02)	.70
Distributions from net realized gain	(.63)	(.24)	-	-	(.19)
Redemption fees added to paid in capital C	- H	- H	- H	.01	.04
Net asset value, end of period	$ 17.43	$ 15.50	$ 14.14	$ 10.20	$ 15.21
Total Return A, B	17.14%	11.26%	38.63%	(32.94)%	5.23%
Ratios to Average Net Assets F
Expenses before reductions	1.22%	1.24%	1.64%	1.61%	1.42%
Expenses net of fee waivers, if any	1.22%	1.23%	1.64%	1.61%	1.42%
Expenses net of all reductions	1.18%	1.21%	1.63%	1.57%	1.39%
Net investment income (loss)	(.17)% D	(.66)% E	(1.17)%	(.97)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,392	$ 37,165	$ 35,068	$ 27,888	$ 63,326
Portfolio turnover rate	73%	88%	54%	129%	159%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Investment income per share reflects special dividends which amounted to $.05 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.50)%.

E  Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

F  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G  For the year ended February 29.

H  Amount represents less than $.01 per share.

Chemicals Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 71.52	$ 51.75	$ 36.79	$ 43.09	$ 39.95
Income from Investment Operations
Net investment income (loss) C	.52	.45 F	.46	.38	.32
Net realized and unrealized gain (loss)	(.33)	19.83	14.82	(6.21)	2.98
Total from investment operations	.19	20.28	15.28	(5.83)	3.30
Distributions from net investment income	(.52)	(.18)	(.37)	(.39)	(.32)
Distributions from net realized gain	(1.72)	(.38)	-	(.14)	-
Total distributions	(2.24)	(.56)	(.37)	(.53)	(.32)
Redemption fees added to paid in capital C	.03	.05	.05	.06	.16
Net asset value, end of period	$ 69.50	$ 71.52	$ 51.75	$ 36.79	$ 43.09
Total Return A, B	.51%	39.38%	41.73%	(13.49)%	8.68%
Ratios to Average Net Assets D
Expenses before reductions	1.04%	1.08%	1.48%	1.54%	1.34%
Expenses net of fee waivers, if any	1.04%	1.08%	1.48%	1.54%	1.34%
Expenses net of all reductions	.99%	1.04%	1.43%	1.50%	1.23%
Net investment income (loss)	.78%	.73% F	1.03%	.91%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,729	$ 237,144	$ 50,502	$ 28,339	$ 41,761
Portfolio turnover rate	141%	73%	107%	114%	221%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F  As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Prospectus

Computers Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 37.50	$ 22.36	$ 32.73	$ 41.31
Income from Investment Operations
Net investment income (loss) C	(.20)	(.21) D	(.27)	(.25)	(.30)
Net realized and unrealized gain (loss)	3.10	(2.64)	15.40	(10.12)	(8.29)
Total from investment operations	2.90	(2.85)	15.13	(10.37)	(8.59)
Redemption fees added to paid in capital C	- G	- G	.01	- G	.01
Net asset value, end of period	$ 37.55	$ 34.65	$ 37.50	$ 22.36	$ 32.73
Total Return A, B	8.37%	(7.60)%	67.71%	(31.68)%	(20.77)%
Ratios to Average Net Assets E
Expenses before reductions	1.04%	1.05%	1.23%	1.40%	1.19%
Expenses net of fee waivers, if any	1.04%	1.05%	1.23%	1.40%	1.19%
Expenses net of all reductions	.98%	.98%	1.16%	1.31%	1.13%
Net investment income (loss)	(.56)%	(.63)% D	(.85)%	(.96)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,707	$ 667,801	$ 999,708	$ 572,488	$ 966,235
Portfolio turnover rate	112%	100%	138%	106%	206%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G  Amount represents less than $.01 per share.

Construction and Housing Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.82	$ 36.04	$ 22.55	$ 28.41	$ 22.22
Income from Investment Operations
Net investment income (loss) C	- G	.02	(.05) D	(.10)	(.04)
Net realized and unrealized gain (loss)	3.99	10.78	13.52	(5.81)	6.34
Total from investment operations	3.99	10.80	13.47	(5.91)	6.30
Distributions from net investment income	(.01)	-	-	-	-
Distributions from net realized gain	(.42)	(1.06)	-	-	(.17)
Total distributions	(.43)	(1.06)	-	-	(.17)
Redemption fees added to paid in capital C	.04	.04	.02	.05	.06
Net asset value, end of period	$ 49.42	$ 45.82	$ 36.04	$ 22.55	$ 28.41
Total Return A, B	8.98%	30.28%	59.82%	(20.63)%	28.87%
Ratios to Average Net Assets E
Expenses before reductions	1.05%	1.09%	1.37%	1.44%	1.45%
Expenses net of fee waivers, if any	1.05%	1.09%	1.37%	1.44%	1.45%
Expenses net of all reductions	1.01%	1.08%	1.35%	1.41%	1.44%
Net investment income (loss)	-%	.04%	(.15)%	(.37)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,403	$ 239,205	$ 97,338	$ 47,083	$ 83,536
Portfolio turnover rate	154%	119%	71%	133%	111%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.05 per share.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G  Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Consumer Industries Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 24.21	$ 18.39	$ 23.58	$ 25.31
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.09)	(.18)	(.07)
Net realized and unrealized gain (loss)	1.80	1.05	6.28	(5.02)	(.25)
Total from investment operations	1.77	.98	6.19	(5.20)	(.32)
Distributions from net realized gain	(.26)	(.97)	(.38)	-	(1.42)
Redemption fees added to paid in capital C	- F	.01	.01	.01	.01
Net asset value, end of period	$ 25.74	$ 24.23	$ 24.21	$ 18.39	$ 23.58
Total Return A, B	7.31%	4.18%	33.82%	(22.01)%	(.87)%
Ratios to Average Net Assets D
Expenses before reductions	1.15%	1.23%	1.59%	1.86%	1.71%
Expenses net of fee waivers, if any	1.15%	1.22%	1.59%	1.86%	1.71%
Expenses net of all reductions	1.13%	1.19%	1.54%	1.83%	1.69%
Net investment income (loss)	(.11)%	(.31)%	(.39)%	(.84)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,682	$ 39,748	$ 35,573	$ 20,693	$ 23,471
Portfolio turnover rate	71%	112%	138%	116%	110%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

F  Amount represents less than $.01 per share.

Cyclical Industries Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 16.22	$ 11.04	$ 14.69	$ 14.47
Income from Investment Operations
Net investment income (loss) C	.06	.05	.02	(.05)	(.04)
Net realized and unrealized gain (loss)	3.06	3.99	5.46	(3.61)	.26
Total from investment operations	3.12	4.04	5.48	(3.66)	.22
Distributions from net investment income	(.05)	(.02)	(.01)	-	-
Distributions from net realized gain	(1.32)	(1.04)	(.30)	-	(.01)
Total distributions	(1.37)	(1.06)	(.31)	-	(.01)
Redemption fees added to paid in capital C	.01	.01	.01	.01	.01
Net asset value, end of period	$ 20.97	$ 19.21	$ 16.22	$ 11.04	$ 14.69
Total Return A, B	17.23%	25.60%	49.87%	(24.85)%	1.59%
Ratios to Average Net Assets D
Expenses before reductions	1.12%	1.19%	1.60%	1.94%	1.79%
Expenses net of fee waivers, if any	1.12%	1.19%	1.60%	1.94%	1.79%
Expenses net of all reductions	1.07%	1.15%	1.57%	1.91%	1.78%
Net investment income (loss)	.34%	.27%	.14%	(.40)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,680	$ 64,969	$ 36,797	$ 15,132	$ 22,694
Portfolio turnover rate	168%	151%	166%	162%	67%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

Prospectus

Defense and Aerospace Portfolio

Years ended Fedbruary 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 67.18	$ 55.07	$ 36.30	$ 46.08	$ 42.83
Income from Investment Operations
Net investment income (loss) C	.13	.25	(.09)	- F	.15
Net realized and unrealized gain (loss)	15.04	12.28	18.85	(9.77)	3.59
Total from investment operations	15.17	12.53	18.76	(9.77)	3.74
Distributions from net investment income	(.11)	(.19)	-	(.04)	(.05)
Distributions from net realized gain	(3.34)	(.25)	-	-	(.49)
Total distributions	(3.45)	(.44)	-	(.04)	(.54)
Redemption fees added to paid in capital C	.01	.02	.01	.03	.05
Net asset value, end of period	$ 78.91	$ 67.18	$ 55.07	$ 36.30	$ 46.08
Total Return A, B	23.02%	22.82%	51.71%	(21.16)%	9.09%
Ratios to Average Net Assets D
Expenses before reductions	.97%	1.02%	1.28%	1.25%	1.23%
Expenses net of fee waivers, if any	.97%	1.02%	1.28%	1.25%	1.23%
Expenses net of all reductions	.95%	1.00%	1.24%	1.21%	1.19%
Net investment income (loss)	.19%	.41%	(.19)%	-%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,049	$ 583,116	$ 321,915	$ 264,301	$ 286,831
Portfolio turnover rate	50%	38%	47%	79%	76%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F  Amount represents less than $.01 per share.

Developing Communications Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.67	$ 20.25	$ 10.03	$ 14.98	$ 23.94
Income from Investment Operations
Net investment income (loss) C	(.09)	(.11)	(.13)	(.10)	(.11)
Net realized and unrealized gain (loss)	4.09	(2.48)	10.34	(4.85)	(8.85)
Total from investment operations	4.00	(2.59)	10.21	(4.95)	(8.96)
Redemption fees added to paid in capital C	- F	.01	.01	- F	- F
Net asset value, end of period	$ 21.67	$ 17.67	$ 20.25	$ 10.03	$ 14.98
Total Return A, B	22.64%	(12.74)%	101.89%	(33.04)%	(37.43)%
Ratios to Average Net Assets D
Expenses before reductions	1.06%	1.07%	1.37%	1.76%	1.31%
Expenses net of fee waivers, if any	1.06%	1.07%	1.37%	1.76%	1.31%
Expenses net of all reductions	.94%	.89%	1.23%	1.58%	1.22%
Net investment income (loss)	(.48)%	(.64)%	(.87)%	(.93)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,127	$ 511,210	$ 940,061	$ 319,521	$ 592,703
Portfolio turnover rate	167%	226%	205%	111%	198%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

F  Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Electronics Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 38.93	$ 43.67	$ 24.90	$ 44.26	$ 48.25
Income from Investment Operations
Net investment income (loss) C	(.07)	(.17)	(.25)	(.26)	(.29)
Net realized and unrealized gain (loss)	7.73	(4.58)	19.01	(19.12)	(3.73)
Total from investment operations	7.66	(4.75)	18.76	(19.38)	(4.02)
Redemption fees added to paid in capital C	.01	.01	.01	.02	.03
Net asset value, end of period	$ 46.60	$ 38.93	$ 43.67	$ 24.90	$ 44.26
Total Return A, B	19.70%	(10.85)%	75.38%	(43.74)%	(8.27)%
Ratios to Average Net Assets D
Expenses before reductions	.95%	.96%	1.08%	1.14%	.99%
Expenses net of fee waivers, if any	.95%	.96%	1.08%	1.14%	.99%
Expenses net of all reductions	.88%	.89%	1.06%	1.06%	.97%
Net investment income (loss)	(.17)%	(.45)%	(.70)%	(.78)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840,570	$ 2,797,324	$ 4,110,073	$ 2,204,036	$ 4,539,791
Portfolio turnover rate	80%	119%	50%	70%	57%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Energy Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 38.71	$ 26.52	$ 20.63	$ 23.45	$ 26.41
Income from Investment Operations
Net investment income (loss) C	.12	.19	.13	.12	.19
Net realized and unrealized gain (loss)	12.87	12.43	5.89	(2.81)	(2.44)
Total from investment operations	12.99	12.62	6.02	(2.69)	(2.25)
Distributions from net investment income	(.09)	(.17)	(.14)	(.14)	(.04)
Distributions from net realized gain	(2.44)	(.28)	-	-	(.69)
Total distributions	(2.53)	(.45)	(.14)	(.14)	(.73)
Redemption fees added to paid in capital C	.03	.02	.01	.01	.02
Net asset value, end of period	$ 49.20	$ 38.71	$ 26.52	$ 20.63	$ 23.45
Total Return A, B	34.39%	48.07%	29.34%	(11.46)%	(8.57)%
Ratios to Average Net Assets D
Expenses before reductions	.94%	.97%	1.18%	1.22%	1.16%
Expenses net of fee waivers, if any	.94%	.97%	1.18%	1.22%	1.16%
Expenses net of all reductions	.89%	.93%	1.17%	1.21%	1.12%
Net investment income (loss)	.27%	.62%	.59%	.54%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,547,799	$ 1,148,860	$ 286,847	$ 194,294	$ 224,570
Portfolio turnover rate	128%	91%	33%	73%	119%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Prospectus

Energy Service Portfolio

Years ended February 28,	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 49.44	$ 35.65	$ 29.73	$ 30.75	$ 38.51
Income from Investment Operations
Net investment income (loss) C	(.12) D	(.20)	(.24)	(.21) E	(.14)
Net realized and unrealized gain (loss)	18.64	13.95	6.14	(.85)	(7.71)
Total from investment operations	18.52	13.75	5.90	(1.06)	(7.85)
Redemption fees added to paid in capital C	.07	.04	.02	.04	.09
Net asset value, end of period	$ 68.03	$ 49.44	$ 35.65	$ 29.73	$ 30.75
Total Return A, B	37.60%	38.68%	19.91%	(3.32)%	(20.15)%
Ratios to Average Net Assets F
Expenses before reductions	.94%	.98%	1.14%	1.15%	1.13%
Expenses net of fee waivers, if any	.94%	.98%	1.14%	1.15%	1.13%
Expenses net of all reductions	.91%	.96%	1.13%	1.12%	1.07%
Net investment income (loss)	(.21)% D	(.53)%	(.79)%	(.68)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,734,076	$ 896,252	$ 463,384	$ 455,122	$ 526,138
Portfolio turnover rate	58%	34%	23%	64%	90%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

E  Investment income per share reflects a special dividend which amounted to $.01 per share.

F  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G  For the year ended February 29.

Environmental Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 13.29	$ 9.71	$ 11.58	$ 12.98
Income from Investment Operations
Net investment income (loss) C	(.02)	(.14)	(.25)	(.20)	(.17)
Net realized and unrealized gain (loss)	3.55	.64	3.83	(1.68)	(1.25)
Total from investment operations	3.53	.50	3.58	(1.88)	(1.42)
Redemption fees added to paid in capital C	.02	.01	- F	.01	.02
Net asset value, end of period	$ 17.35	$ 13.80	$ 13.29	$ 9.71	$ 11.58
Total Return A, B	25.72%	3.84%	36.87%	(16.15)%	(10.79)%
Ratios to Average Net Assets D
Expenses before reductions	1.40%	1.87%	2.57%	2.64%	2.00%
Expenses net of fee waivers, if any	1.25%	1.83%	2.50%	2.50%	2.00%
Expenses net of all reductions	1.16%	1.74%	2.50%	2.45%	1.98%
Net investment income (loss)	(.14)%	(1.06)%	(2.12)%	(1.92)%	(1.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,397	$ 12,005	$ 12,269	$ 9,987	$ 12,471
Portfolio turnover rate	166%	220%	90%	67%	109%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

F  Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Financial Services Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 114.70	$ 121.09	$ 84.14	$ 99.95	$ 108.59
Income from Investment Operations
Net investment income (loss) C	1.41	1.11	.96	.74	.96
Net realized and unrealized gain (loss)	13.73	2.75	36.92	(15.75)	(4.95)
Total from investment operations	15.14	3.86	37.88	(15.01)	(3.99)
Distributions from net investment income	(1.34)	(.89)	(.94)	(.82)	(1.03)
Distributions from net realized gain	(8.50)	(9.37)	-	-	(3.64)
Total distributions	(9.84)	(10.26)	(.94)	(.82)	(4.67)
Redemption fees added to paid in capital C	.01	.01	.01	.02	.02
Net asset value, end of period	$ 120.01	$ 114.70	$ 121.09	$ 84.14	$ 99.95
Total Return A, B	14.51%	3.29%	45.17%	(15.06)%	(3.58)%
Ratios to Average Net Assets D
Expenses before reductions	.97%	.97%	1.09%	1.12%	1.07%
Expenses net of fee waivers, if any	.97%	.97%	1.09%	1.12%	1.07%
Expenses net of all reductions	.95%	.94%	1.07%	1.09%	1.03%
Net investment income (loss)	1.26%	.96%	.92%	.79%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490,239	$ 487,073	$ 555,577	$ 389,392	$ 560,002
Portfolio turnover rate	47%	101%	51%	76%	127%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

Food and Agriculture Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 51.42	$ 46.50	$ 35.71	$ 44.68	$ 46.01
Income from Investment Operations
Net investment income (loss) C	.50	.29	.22	.25	.34
Net realized and unrealized gain (loss)	3.25	4.90	10.80	(8.06)	2.79
Total from investment operations	3.75	5.19	11.02	(7.81)	3.13
Distributions from net investment income	(.44)	(.29)	(.24)	(.32)	(.21)
Distributions from net realized gain	(2.56)	-	-	(.88)	(4.28)
Total distributions	(3.00)	(.29)	(.24)	(1.20)	(4.49)
Redemption fees added to paid in capital C	.01	.02	.01	.04	.03
Net asset value, end of period	$ 52.18	$ 51.42	$ 46.50	$ 35.71	$ 44.68
Total Return A, B	7.50%	11.24%	30.94%	(17.85)%	7.76%
Ratios to Average Net Assets D
Expenses before reductions	1.04%	1.06%	1.27%	1.25%	1.24%
Expenses net of fee waivers, if any	1.04%	1.06%	1.27%	1.25%	1.24%
Expenses net of all reductions	1.03%	1.05%	1.25%	1.17%	1.14%
Net investment income (loss)	.97%	.61%	.55%	.59%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,007	$ 139,328	$ 104,436	$ 88,123	$ 119,980
Portfolio turnover rate	75%	86%	62%	225%	315%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Prospectus

Gold Portfolio

Years ended February 28,	2006	2005	2004 H	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 27.21	$ 22.73	$ 18.25	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.04	.02 E	(.01)	.05	.25 D
Net realized and unrealized gain (loss)	12.21	.18 F	5.85	4.67	5.78
Total from investment operations	12.25	.20	5.84	4.72	6.03
Distributions from net investment income	(.02)	-	(1.42)	(.36)	(.22)
Distributions from net realized gain	(3.84)	-	-	-	-
Total distributions	(3.86)	-	(1.42)	(.36)	(.22)
Redemption fees added to paid in capital C	.06	.05	.06	.12	.06
Net asset value, end of period	$ 35.91	$ 27.46	$ 27.21	$ 22.73	$ 18.25
Total Return A, B	48.84%	.92%	26.79%	26.68%	49.79%
Ratios to Average Net Assets G
Expenses before reductions	.97%	1.00%	1.12%	1.18%	1.29%
Expenses net of fee waivers, if any	.97%	1.00%	1.12%	1.18%	1.29%
Expenses net of all reductions	.82%	.89%	1.04%	1.11%	1.24%
Net investment income (loss)	.13%	.07% E	(.03)%	.22%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,325,665	$ 705,216	$ 735,744	$ 686,029	$ 443,849
Portfolio turnover rate	108%	79%	41%	44%	49%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E  Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H  For the year ended February 29.

Health Care Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 127.07	$ 123.36	$ 99.56	$ 121.42	$ 134.00
Income from Investment Operations
Net investment income (loss) C	(.17)	.14	.13	.23	.17
Net realized and unrealized gain (loss)	25.97	3.69	23.84	(19.48)	(12.45)
Total from investment operations	25.80	3.83	23.97	(19.25)	(12.28)
Distributions from net investment income	(.04)	(.13)	(.18)	(.20)	(.13)
Distributions from net realized gain	(13.75)	-	-	(2.42)	(.19)
Total distributions	(13.79)	(.13)	(.18)	(2.62)	(.32)
Redemption fees added to paid in capital C	.01	.01	.01	.01	.02
Net asset value, end of period	$ 139.09	$ 127.07	$ 123.36	$ 99.56	$ 121.42
Total Return A,B	20.42%	3.12%	24.11%	(16.14)%	(9.15)%
Ratios to Average Net Assets D
Expenses before reductions	.91%	.93%	1.02%	1.05%	.99%
Expenses net of fee waivers, if any	.91%	.93%	1.02%	1.05%	.99%
Expenses net of all reductions	.87%	.92%	.99%	.99%	.96%
Net investment income (loss)	(.12)%	.11%	.12%	.22%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,380,323	$ 1,906,252	$ 2,035,782	$ 1,748,459	$ 2,367,412
Portfolio turnover rate	120%	32%	104%	139%	135%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Prospectus

Appendix - continued

Home Finance Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 59.12	$ 68.76	$ 47.60	$ 52.95	$ 51.82
Income from Investment Operations
Net investment income (loss) C	1.32 D	.54	.61	.39	.41
Net realized and unrealized gain (loss)	(.77)	(.54)	22.67	(4.77)	4.07
Total from investment operations	.55	-	23.28	(4.38)	4.48
Distributions from net investment income	(.99)	(.56)	(.41)	(.30)	(.17)
Distributions from net realized gain	(6.85)	(9.09)	(1.72)	(.70)	(3.23)
Total distributions	(7.84)	(9.65)	(2.13)	(1.00)	(3.40)
Redemption fees added to paid in capital C	- G	.01	.01	.03	.05
Net asset value, end of period	$ 51.83	$ 59.12	$ 68.76	$ 47.60	$ 52.95
Total Return A, B	.99%	(.46)%	49.39%	(8.30)%	9.40%
Ratios to Average Net Assets E
Expenses before reductions	.97%	.97%	1.11%	1.14%	1.15%
Expenses net of fee waivers, if any	.97%	.97%	1.11%	1.14%	1.15%
Expenses net of all reductions	.94%	.96%	1.10%	1.11%	1.12%
Net investment income (loss)	2.36% D	.83%	1.05%	.75%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 292,124	$ 396,088	$ 449,060	$ 327,394	$ 408,779
Portfolio turnover rate	76%	37%	38%	78%	72%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G  Amount represents less than $.01 per share.

Industrial Equipment Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.85	$ 24.60	$ 16.00	$ 22.54	$ 21.69
Income from Investment Operations
Net investment income (loss) C	.07	(.04)	(.02)	(.12)	(.03)
Net realized and unrealized gain (loss)	4.02	3.26	8.59	(6.43)	.88
Total from investment operations	4.09	3.22	8.57	(6.55)	.85
Distributions from net investment income	(.02)	-	-	-	-
Distributions from net realized gain	(1.78)	(.98)	-	-	(.03)
Total distributions	(1.80)	(.98)	-	-	(.03)
Redemption fees added to paid in capital C	.01	.01	.03	.01	.03
Net asset value, end of period	$ 29.15	$ 26.85	$ 24.60	$ 16.00	$ 22.54
Total Return A, B	16.17%	13.37%	53.75%	(29.02)%	4.07%
Ratios to Average Net Assets D
Expenses before reductions	1.03%	1.07%	1.37%	1.77%	1.46%
Expenses net of fee waivers, if any	1.03%	1.07%	1.37%	1.77%	1.46%
Expenses net of all reductions	1.02%	1.06%	1.33%	1.76%	1.45%
Net investment income (loss)	.27%	(.17)%	(.08)%	(.62)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,770	$ 46,305	$ 66,383	$ 17,459	$ 24,775
Portfolio turnover rate	40%	51%	95%	123%	131%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

Prospectus

Industrial Materials Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 40.78	$ 35.99	$ 23.83	$ 25.89	$ 23.11
Income from Investment Operations
Net investment income (loss) C	.32	.15	.13 D	.04 D	.10
Net realized and unrealized gain (loss)	6.40	5.47	12.07	(1.69)	2.81
Total from investment operations	6.72	5.62	12.20	(1.65)	2.91
Distributions from net investment income	(.25)	(.12)	(.12)	(.46)	(.20)
Distributions from net realized gain	(.93)	(.74)	-	-	-
Total distributions	(1.18)	(.86)	(.12)	(.46)	(.20)
Redemption fees added to paid in capital C	.03	.03	.08	.05	.07
Net asset value, end of period	$ 46.35	$ 40.78	$ 35.99	$ 23.83	$ 25.89
Total Return A, B	17.01%	16.09%	51.73%	(6.16)%	12.98%
Ratios to Average Net Assets E
Expenses before reductions	1.05%	1.06%	1.31%	1.57%	1.57%
Expenses net of fee waivers, if any	1.05%	1.06%	1.31%	1.57%	1.57%
Expenses net of all reductions	1.01%	1.02%	1.17%	1.42%	1.49%
Net investment income (loss)	.78%	.42%	.43%	.16%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,523	$ 144,442	$ 135,131	$ 41,275	$ 27,461
Portfolio turnover rate	124%	89%	175%	226%	230%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.07 per share.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Insurance Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 62.15	$ 59.67	$ 41.06	$ 50.79	$ 47.12
Income from Investment Operations
Net investment income (loss) C	.70 D	.23	.08	.02	.13
Net realized and unrealized gain (loss)	7.71	2.92	19.88	(8.14)	3.83
Total from investment operations	8.41	3.15	19.96	(8.12)	3.96
Distributions from net investment income	(.60)	(.10)	(.08)	(.09)	(.03)
Distributions from net realized gain	(1.26)	(.59)	(1.29)	(1.55)	(.30)
Total distributions	(1.86)	(.69)	(1.37)	(1.64)	(.33)
Redemption fees added to paid in capital C	.02	.02	.02	.03	.04
Net asset value, end of period	$ 68.72	$ 62.15	$ 59.67	$ 41.06	$ 50.79
Total Return A, B	13.68%	5.35%	49.04%	(16.41)%	8.56%
Ratios to Average Net Assets E
Expenses before reductions	1.03%	1.05%	1.24%	1.26%	1.20%
Expenses net of fee waivers, if any	1.03%	1.05%	1.24%	1.26%	1.20%
Expenses net of all reductions	1.02%	1.04%	1.23%	1.24%	1.17%
Net investment income (loss)	1.08% D	.39%	.16%	.05%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,927	$ 173,377	$ 151,875	$ 88,150	$ 143,213
Portfolio turnover rate	44%	50%	59%	95%	104%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects special dividends which amounted to $.38 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .50%.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Prospectus

Appendix - continued

Leisure Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 75.07	$ 74.40	$ 48.60	$ 61.57	$ 66.22
Income from Investment Operations
Net investment income (loss) C	(.28)	(.20)	(.24)	(.33)	(.29)
Net realized and unrealized gain (loss)	8.83	5.55	26.03	(12.66)	(4.37)
Total from investment operations	8.55	5.35	25.79	(12.99)	(4.66)
Distributions from net realized gain	(2.98)	(4.70)	-	-	-
Redemption fees added to paid in capital C	- F	.02	.01	.02	.01
Net asset value, end of period	$ 80.64	$ 75.07	$ 74.40	$ 48.60	$ 61.57
Total Return A, B	11.67%	7.43%	53.09%	(21.07)%	(7.02)%
Ratios to Average Net Assets D
Expenses before reductions	.99%	1.01%	1.15%	1.27%	1.12%
Expenses net of fee waivers, if any	.99%	1.01%	1.15%	1.27%	1.12%
Expenses net of all reductions	.94%	.96%	1.09%	1.19%	1.09%
Net investment income (loss)	(.37)%	(.28)%	(.38)%	(.62)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,290	$ 206,406	$ 204,354	$ 112,147	$ 211,055
Portfolio turnover rate	107%	117%	156%	124%	60%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

F  Amount represents less than $.01 per share.

Medical Delivery Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 46.80	$ 32.76	$ 22.84	$ 26.49	$ 25.74
Income from Investment Operations
Net investment income (loss) C	(.31)	(.28)	(.30)	(.28)	(.20)
Net realized and unrealized gain (loss)	11.41	14.28	10.20	(3.46)	.91
Total from investment operations	11.10	14.00	9.90	(3.74)	.71
Distributions from net realized gain	(2.94)	-	-	-	-
Redemption fees added to paid in capital C	.02	.04	.02	.09	.04
Net asset value, end of period	$ 54.98	$ 46.80	$ 32.76	$ 22.84	$ 26.49
Total Return A,B	24.54%	42.86%	43.43%	(13.78)%	2.91%
Ratios to Average Net Assets D
Expenses before reductions	.95%	1.03%	1.30%	1.25%	1.22%
Expenses net of fee waivers, if any	.95%	1.03%	1.30%	1.25%	1.22%
Expenses net of all reductions	.91%	.92%	1.24%	1.13%	1.19%
Net investment income (loss)	(.60)%	(.72)%	(1.11)%	(.99)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469,861	$ 706,183	$ 210,255	$ 117,635	$ 139,252
Portfolio turnover rate	106%	244%	196%	269%	106%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Prospectus

Medical Equipment and Systems Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.70	$ 20.99	$ 15.63	$ 16.02	$ 16.19
Income from Investment Operations
Net investment income (loss) C	(.04)	(.06)	(.09)	(.08)	(.07)
Net realized and unrealized gain (loss)	1.80	2.88	5.97	(.21)	.23
Total from investment operations	1.76	2.82	5.88	(.29)	.16
Distributions from net realized gain	(.84)	(.11)	(.53)	(.11)	(.34)
Redemption fees added to paid in capital C	- F	- F	.01	.01	.01
Net asset value, end of period	$ 24.62	$ 23.70	$ 20.99	$ 15.63	$ 16.02
Total Return A,B	7.36%	13.49%	37.94%	(1.76)%	1.37%
Ratios to Average Net Assets D
Expenses before reductions	.96%	1.00%	1.18%	1.33%	1.26%
Expenses net of fee waivers, if any	.96%	1.00%	1.18%	1.33%	1.26%
Expenses net of all reductions	.92%	.98%	1.15%	1.29%	1.23%
Net investment income (loss)	(.18)%	(.28)%	(.46)%	(.55)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,115,117	$ 966,579	$ 571,596	$ 155,970	$ 146,665
Portfolio turnover rate	99%	28%	33%	82%	87%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F Amount represents less than $.01 per share.

Multimedia Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 43.55	$ 44.83	$ 32.10	$ 37.38	$ 41.91
Income from Investment Operations
Net investment income (loss) C	(.12)	(.18)	(.31)	(.20)	(.18)
Net realized and unrealized gain (loss)	4.70	.19 D	16.49	(5.14)	(4.36)
Total from investment operations	4.58	.01	16.18	(5.34)	(4.54)
Distributions from net realized gain	(.80)	(1.30)	(3.47)	-	-
Redemption fees added to paid in capital C	- G	.01	.02	.06	.01
Net asset value, end of period	$ 47.33	$ 43.55	$ 44.83	$ 32.10	$ 37.38
Total Return A, B	10.48%	.01%	50.99%	(14.13)%	(10.81)%
Ratios to Average Net Assets E
Expenses before reductions	1.07%	1.07%	1.17%	1.29%	1.13%
Expenses net of fee waivers, if any	1.07%	1.07%	1.17%	1.29%	1.13%
Expenses net of all reductions	1.04%	1.03%	1.09%	1.13%	1.10%
Net investment income (loss)	(.27)%	(.42)%	(.75)%	(.59)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,715	$ 125,615	$ 163,826	$ 100,111	$ 140,070
Portfolio turnover rate	48%	88%	208%	272%	74%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G  Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Natural Gas Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.41	$ 23.00	$ 17.42	$ 17.91	$ 23.26
Income from Investment Operations
Net investment income (loss) C	(.09)	.01	(.09)	.05	.14
Net realized and unrealized gain (loss)	8.58	11.83	5.65	(.45)	(5.35)
Total from investment operations	8.49	11.84	5.56	(.40)	(5.21)
Distributions from net investment income	-	(.02)	-	(.10)	(.03)
Distributions from net realized gain	(4.08)	(.44)	-	-	(.13)
Total distributions	(4.08)	(.46)	-	(.10)	(.16)
Redemption fees added to paid in capital C	.04	.03	.02	.01	.02
Net asset value, end of period	$ 38.86	$ 34.41	$ 23.00	$ 17.42	$ 17.91
Total Return A, B	26.28%	52.01%	32.03%	(2.17)%	(22.47)%
Ratios to Average Net Assets D
Expenses before reductions	.95%	.98%	1.21%	1.30%	1.17%
Expenses net of fee waivers, if any	.95%	.98%	1.21%	1.30%	1.17%
Expenses net of all reductions	.88%	.94%	1.14%	1.24%	1.13%
Net investment income (loss)	(.24)%	.02%	(.46)%	.27%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,555,579	$ 947,538	$ 224,475	$ 163,005	$ 185,685
Portfolio turnover rate	148%	190%	171%	108%	68%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

Natural Resources Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.07	$ 14.90	$ 11.04	$ 12.78	$ 14.11
Income from Investment Operations
Net investment income (loss) C	.05	.09	.03	- F	.05
Net realized and unrealized gain (loss)	6.72	5.42	3.82	(1.73)	(.98)
Total from investment operations	6.77	5.51	3.85	(1.73)	(.93)
Distributions from net investment income	(.04)	(.07)	-	(.02)	(.01)
Distributions from net realized gain	(.95)	(.28)	-	-	(.40)
Total distributions	(.99)	(.35)	-	(.02)	(.41)
Redemption fees added to paid in capital C	.02	.01	.01	.01	.01
Net asset value, end of period	$ 25.87	$ 20.07	$ 14.90	$ 11.04	$ 12.78
Total Return A, B	34.50%	37.51%	34.96%	(13.48)%	(6.73)%
Ratios to Average Net Assets D
Expenses before reductions	.99%	1.04%	1.59%	1.75%	1.61%
Expenses net of fee waivers, if any	.99%	1.04%	1.59%	1.75%	1.61%
Expenses net of all reductions	.93%	1.00%	1.59%	1.72%	1.56%
Net investment income (loss)	.21%	.55%	.24%	.01%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,840	$ 308,695	$ 76,778	$ 27,198	$ 27,962
Portfolio turnover rate	119%	101%	32%	70%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F  Amount represents less than $.01 per share.

Prospectus

Networking and Infrastructure Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 2.14	$ 2.66	$ 1.52	$ 2.38	$ 4.14
Income from Investment Operations
Net investment income (loss) C	(.02)	(.02)	(.02)	(.03)	(.03)
Net realized and unrealized gain (loss)	.46	(.50)	1.16	(.84)	(1.74)
Total from investment operations	.44	(.52)	1.14	(.87)	(1.77)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 2.58	$ 2.14	$ 2.66	$ 1.52	$ 2.38
Total Return A, B	20.56%	(19.55)%	75.00%	(36.13)%	(42.51)%
Ratios to Average Net Assets D
Expenses before reductions	1.14%	1.17%	1.43%	1.93%	1.58%
Expenses net of fee waivers, if any	1.14%	1.17%	1.43%	1.93%	1.58%
Expenses net of all reductions	1.02%	1.07%	1.39%	1.78%	1.52%
Net investment income (loss)	(.84)%	(.89)%	(1.00)%	(1.45)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,367	$ 109,960	$ 211,468	$ 77,981	$ 110,547
Portfolio turnover rate	201%	160%	57%	120%	177%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F  Amount represents less than $.01 per share.

Paper & Forest Products Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.64	$ 31.64	$ 24.07	$ 28.78	$ 25.00
Income from Investment Operations
Net investment income (loss) C	.61 D	.14	(.05)	(.02)	.11
Net realized and unrealized gain (loss)	(1.53)	(.06)	7.59	(4.74)	3.71
Total from investment operations	(.92)	.08	7.54	(4.76)	3.82
Distributions from net investment income	(.13)	(.12)	-	-	(.16)
Redemption fees added to paid in capital C	.04	.04	.03	.05	.12
Net asset value, end of period	$ 30.63	$ 31.64	$ 31.64	$ 24.07	$ 28.78
Total Return A,B	(2.77)%	.37%	31.45%	(16.37)%	15.82%
Ratios to Average Net Assets E
Expenses before reductions	1.31%	1.33%	2.01%	1.81%	1.82%
Expenses net of fee waivers, if any	1.25%	1.32%	2.01%	1.81%	1.82%
Expenses net of all reductions	1.21%	1.30%	1.94%	1.73%	1.69%
Net investment income (loss)	2.10% D	.45%	(.20)%	(.07)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,716	$ 27,685	$ 28,818	$ 21,308	$ 26,076
Portfolio turnover rate	207%	65%	188%	201%	247%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.42 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Prospectus

Appendix - continued

Pharmaceuticals Portfolio

Years ended February 28,	2006	2005	2004 H	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 8.95	$ 7.00	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- I	(.01)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.77	(.31)	1.95	(2.22)	(.75)
Total from investment operations	1.79	(.31)	1.94	(2.24)	(.78)
Distributions from net investment income	(.02)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01
Net asset value, end of period	$ 10.41	$ 8.64	$ 8.95	$ 7.00	$ 9.23
Total Return B,C,D	20.68%	(3.46)%	27.86%	(24.16)%	(7.70)%
Ratios to Average Net Assets G
Expenses before reductions	1.11%	1.20%	1.59%	1.80%	1.69% A
Expenses net of fee waivers, if any	1.11%	1.20%	1.59%	1.80%	1.69% A
Expenses net of all reductions	1.03%	1.19%	1.57%	1.74%	1.68% A
Net investment income (loss)	.23%	.05%	(.10)%	(.26)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,471	$ 95,502	$ 87,158	$ 50,456	$ 60,706
Portfolio turnover rate	207%	42%	80%	140%	26% A

A  Annualized

B  Total returns for periods of less than one year are not annualized.

C  Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E  Calculated based on average shares outstanding during the period.

F For the period June 18, 2001 (commencement of operations) to February 28, 2002.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

Retailing Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 47.39	$ 30.72	$ 41.67	$ 46.34
Income from Investment Operations
Net investment income (loss) C	(.10)	(.01)	(.19)	(.28)	(.23)
Net realized and unrealized gain (loss)	6.24	4.00	16.83	(10.70)	(3.05)
Total from investment operations	6.14	3.99	16.64	(10.98)	(3.28)
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	(6.29)	(.50)	-	-	(1.47)
Total distributions	(6.29)	(.51)	-	-	(1.47)
Redemption fees added to paid in capital C	.04	.02	.03	.03	.08
Net asset value, end of period	$ 50.78	$ 50.89	$ 47.39	$ 30.72	$ 41.67
Total Return A, B	12.77%	8.47%	54.26%	(26.28)%	(6.85)%
Ratios to Average Net Assets D
Expenses before reductions	1.06%	1.08%	1.31%	1.32%	1.29%
Expenses net of fee waivers, if any	1.06%	1.08%	1.31%	1.32%	1.29%
Expenses net of all reductions	1.04%	1.03%	1.28%	1.25%	1.16%
Net investment income (loss)	(.20)%	(.02)%	(.46)%	(.74)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,009	$ 105,346	$ 87,086	$ 63,627	$ 127,194
Portfolio turnover rate	114%	94%	85%	149%	280%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

Prospectus

Software and Computer Services Portfolio

Years ended February 28,	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.60	$ 51.37	$ 35.48	$ 41.84	$ 45.33
Income from Investment Operations
Net investment income (loss) C	(.25)	.53 D	(.24) E	(.24)	(.26)
Net realized and unrealized gain (loss)	6.58	(3.79)	16.12	(6.13)	(3.02)
Total from investment operations	6.33	(3.26)	15.88	(6.37)	(3.28)
Distributions from net investment income	-	(.51)	-	-	-
Distributions from net realized gain	-	-	-	-	(.24)
Total distributions	-	(.51)	-	-	(.24)
Redemption fees added to paid in capital C	.01	- H	.01	.01	.03
Net asset value, end of period	$ 53.94	$ 47.60	$ 51.37	$ 35.48	$ 41.84
Total Return A, B	13.32%	(6.43)%	44.79%	(15.20)%	(7.08)%
Ratios to Average Net Assets F
Expenses before reductions	.96%	.98%	1.09%	1.18%	1.09%
Expenses net of fee waivers, if any	.96%	.98%	1.09%	1.18%	1.09%
Expenses net of all reductions	.91%	.92%	1.06%	1.05%	1.05%
Net investment income (loss)	(.49)%	1.09% D	(.53)%	(.65)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 563,799	$ 680,988	$ 846,946	$ 617,904	$ 782,519
Portfolio turnover rate	59%	94%	81%	198%	325%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

H  Amount represents less than $.01 per share.

Technology Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 57.62	$ 61.94	$ 38.44	$ 52.07	$ 69.00
Income from Investment Operations
Net investment income (loss) C	(.27)	.11 D	(.42)	(.37)	(.45)
Net realized and unrealized gain (loss)	7.88	(4.28)	23.91	(13.28)	(16.50)
Total from investment operations	7.61	(4.17)	23.49	(13.65)	(16.95)
Distributions from net investment income	-	(.16)	-	-	-
Redemption fees added to paid in capital C	.01	.01	.01	.02	.02
Net asset value, end of period	$ 65.24	$ 57.62	$ 61.94	$ 38.44	$ 52.07
Total Return A, B	13.22%	(6.73)%	61.13%	(26.18)%	(24.54)%
Ratios to Average Net Assets E
Expenses before reductions	.99%	1.01%	1.19%	1.39%	1.19%
Expenses net of fee waivers, if any	.99%	1.01%	1.19%	1.39%	1.19%
Expenses net of all reductions	.93%	.94%	1.14%	1.22%	1.13%
Net investment income (loss)	(.44)%	.20% D	(.80)%	(.86)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,923,316	$ 1,954,017	$ 2,599,172	$ 1,484,150	$ 2,245,312
Portfolio turnover rate	100%	104%	127%	153%	184%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Prospectus

Appendix - continued

Telecommunications Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.83	$ 35.79	$ 23.62	$ 30.55	$ 45.89
Income from Investment Operations
Net investment income (loss) C	.36	.49 D	.08	.03	.01
Net realized and unrealized gain (loss)	7.11	(.96)	12.13	(6.95)	(15.33)
Total from investment operations	7.47	(.47)	12.21	(6.92)	(15.32)
Distributions from net investment income	(.33)	(.49)	(.05)	(.03)	(.02)
Redemption fees added to paid in capital C	- G	- G	.01	.02	- G
Net asset value, end of period	$ 41.97	$ 34.83	$ 35.79	$ 23.62	$ 30.55
Total Return A, B	21.54%	(1.40)%	51.78%	(22.60)%	(33.39)%
Ratios to Average Net Assets E
Expenses before reductions	1.05%	1.09%	1.40%	1.56%	1.29%
Expenses net of fee waivers, if any	1.05%	1.09%	1.40%	1.56%	1.29%
Expenses net of all reductions	.96%	1.02%	1.34%	1.34%	1.20%
Net investment income (loss)	.96%	1.44% D	.27%	.13%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,334	$ 333,642	$ 439,350	$ 312,839	$ 456,116
Portfolio turnover rate	148%	56%	98%	163%	169%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G Amount represents less than $.01 per share.

Transportation Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 42.08	$ 32.84	$ 22.80	$ 30.95	$ 29.20
Income from Investment Operations
Net investment income (loss) C	.17	.20 D	(.12)	(.18)	(.06)
Net realized and unrealized gain (loss)	8.99	9.24	10.13	(8.02)	1.99
Total from investment operations	9.16	9.44	10.01	(8.20)	1.93
Distributions from net investment income	(.10)	(.11)	-	-	-
Distributions from net realized gain	(.96)	(.13)	-	-	(.23)
Total distributions	(1.06)	(.24)	-	-	(.23)
Redemption fees added to paid in capital C	.04	.04	.03	.05	.05
Net asset value, end of period	$ 50.22	$ 42.08	$ 32.84	$ 22.80	$ 30.95
Total Return A,B	22.24%	28.86%	44.04%	(26.33)%	6.85%
Ratios to Average Net Assets E
Expenses before reductions	1.13%	1.17%	1.57%	1.77%	1.44%
Expenses net of fee waivers, if any	1.13%	1.17%	1.57%	1.77%	1.44%
Expenses net of all reductions	1.11%	1.14%	1.53%	1.75%	1.40%
Net investment income (loss)	.40%	.53%D	(.40)%	(.67)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,927	$ 81,958	$ 37,583	$ 21,820	$ 71,526
Portfolio turnover rate	142%	148%	86%	47%	155%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding these dividends, the ratio of net investment income to average net assets would have been .06%.

E  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

Prospectus

Utilities Growth Portfolio

Years ended February 28,	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 40.04	$ 33.94	$ 24.44	$ 34.32	$ 50.37
Income from Investment Operations
Net investment income (loss) C	.73	.76 D, G	.43	.44	.33
Net realized and unrealized gain (loss)	6.59	5.95	9.46	(9.85)	(15.20)
Total from investment operations	7.32	6.71	9.89	(9.41)	(14.87)
Distributions from net investment income	(.93)	(.62)	(.40)	(.48)	(.26)
Distributions from net realized gain	-	-	-	-	(.93)
Total distributions	(.93)	(.62)	(.40)	(.48)	(1.19)
Redemption fees added to paid in capital C	.01	.01	.01	.01	.01
Net asset value, end of period	$ 46.44	$ 40.04	$ 33.94	$ 24.44	$ 34.32
Total Return A, B	18.48%	19.90%	40.71%	(27.55)%	(29.94)%
Ratios to Average Net Assets E
Expenses before reductions	.97%	1.02%	1.23%	1.30%	1.11%
Expenses net of fee waivers, if any	.97%	1.02%	1.23%	1.30%	1.11%
Expenses net of all reductions	.92%	.99%	1.19%	1.17%	1.09%
Net investment income (loss)	1.71%	2.06% D, G	1.44%	1.56%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 298,371	$ 324,732	$ 207,044	$ 161,359	$ 274,894
Portfolio turnover rate	101%	51%	76%	139%	54%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F  For the year ended February 29.

G  As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005, have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Wireless Portfolio

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 5.69	$ 4.85	$ 2.42	$ 3.68	$ 7.22
Income from Investment Operations
Net investment income (loss) C	- F	(.01)	(.03)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.51	.85	2.46	(1.23)	(3.50)
Total from investment operations	1.51	.84	2.43	(1.26)	(3.54)
Redemption fees added to paid in capital C	-F	- F	- F	- F	- F
Net asset value, end of period	$ 7.20	$ 5.69	$ 4.85	$ 2.42	$ 3.68
Total Return A, B	26.54%	17.32%	100.41%	(34.24)%	(49.03)%
Ratios to Average Net Assets D
Expenses before reductions	1.00%	1.04%	1.55%	2.17%	1.59%
Expenses net of fee waivers, if any	1.00%	1.04%	1.55%	2.17%	1.59%
Expenses net of all reductions	.89%	.97%	1.43%	2.01%	1.54%
Net investment income (loss)	.04%	(.27)%	(.77)%	(1.16)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,702	$ 372,705	$ 283,040	$ 51,720	$ 77,266
Portfolio turnover rate	162%	96%	79%	110%	148%

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Calculated based on average shares outstanding during the period.

D  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E  For the year ended February 29.

F  Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Money Market Portfolio

Years ended February 28,	2006	2005	2004 D	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.013	.009	.015	.033
Distributions from net investment income	(.033)	(.013)	(.009)	(.015)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.32%	1.29%	.86%	1.50%	3.30%
Ratios to Average Net Assets C
Expenses before reductions	.40%	.39%	.40%	.38%	.37%
Expenses net of fee waivers, if any	.40%	.39%	.40%	.38%	.37%
Expenses net of all reductions	.40%	.39%	.40%	.38%	.37%
Net investment income	3.34%	1.26%	.86%	1.45%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 891,796	$ 584,755	$ 607,620	$ 1,079,578	$ 1,037,869

A  Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the former sales charges.

C  Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D  For the year ended February 29.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each Select stock fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03114

Fidelity, Select Portfolios, Fidelity Investments & (Pyramid) Design, FAST, Strategic Advisers, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701898.109	SEL-pro-0406

Fidelity® Select Portfolios®

Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Wireless Portfolio, and Money Market Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 29, 2006, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

SEL-ptb-0406
1.474722.109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Banking Portfolio, Financial Services Portfolio, and Home Finance Portfolio:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For Money Market Portfolio:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund (other than Money Market Portfolio):

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For Money Market Portfolio:

The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than Money Market Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each Select stock fund's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity Management & Research Company (FMR) looks through to the holdings of the CIP.

For purposes of each Select stock fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Money Market Portfolio:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of Money Market Portfolio's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of Money Market Portfolio's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than Gold Portfolio, Natural Resources Portfolio, and Money Market Portfolio):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Gold Portfolio:

The fund may not purchase any precious metals if, as a result, more than 50% of its total assets would be invested in precious metals.

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of Gold Portfolio's precious metals and commodities limitations discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.

For Natural Resources Portfolio:

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of Natural Resources Portfolio's commodities limitation discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

For Money Market Portfolio:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Investing for Control or Management

For Money Market Portfolio:

The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

For each fund (other than Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio):

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund (other than Banking Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Money Market Portfolio):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For Money Market Portfolio:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund (other than Money Market Portfolio):

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund (other than Money Market Portfolio):

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For Money Market Portfolio:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For Money Market Portfolio:

The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.

Loans

For each fund (other than Money Market Portfolio):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For Money Market Portfolio:

The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

Pooled Funds

For each fund (other than Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio):

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Services Portfolio, and Natural Resources Portfolio:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

For the Select stock funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Brokerage and Investment Management Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

Financial Services Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

Multimedia Portfolio. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.</r>

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.</r>

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each Select stock fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.</r>

Limitations on Futures and Options Transactions. The trust, on behalf of each Select stock fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each Select stock fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Gold Portfolio and Natural Resources Portfolio may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.</r>

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies. Each Select stock fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended February 28, 2006 and February 28, 2005, the portfolio turnover rates for each fund (other than the money market fund) are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2006	2005
Air Transportation	93%	71%
Automotive	206%	188%
Banking	70%	51%
Biotechnology	63%	19%
Brokerage and Investment Management	112%	98%
Business Services and Outsourcing	73%	88%
Chemicals	141%	73%
Computers	112%	100%
Construction and Housing	154%	119%
Consumer Industries	71%	112%
Cyclical Industries	168%	151%
Defense and Aerospace	50%	38%
Developing Communications	167%	226%
Electronics	80%	119%
Energy	128%	91%
Energy Service	58%	34%
Environmental	166%	220%
Financial Services	47%	101%
Food and Agriculture	75%	86%
Gold	108%	79%
Health Care	120%	32%
Home Finance	76%	37%
Industrial Equipment	40%	51%
Industrial Materials	124%	89%
Insurance	44%	50%
Leisure	107%	117%
Medical Delivery	106%	244%
Medical Equipment and Systems	99%	28%
Multimedia	48%	88%
Natural Gas	148%	190%
Natural Resources	119%	101%
Networking and Infrastructure	201%	160%
Paper and Forest Products	207%	65%
Pharmaceuticals	207%	42%
Retailing	114%	94%
Software and Computer Services	59%	94%
Technology	100%	104%
Telecommunications	148%	56%
Transportation	142%	148%
Utilities Growth	101%	51%
Wireless	162%	96%

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

For the fiscal years ended February 28, 2006, February 28, 2005, and February 29, 2004 Select money market fund paid no brokerage commissions.

The following table shows the total amount of brokerage commissions paid by each Select stock fund for the fiscal years ended February 28, 2006, February 28, 2005, and February 29, 2004, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Total Amount Paid	Percentage of Average Net Assets
Air Transportation	February 28
2006		$ 132,488	0.28%
2005		$ 55,930	0.15%
2004(dagger)		$ 231,864	0.56%
Automotive	February 28
2006		$ 77,335	0.43%
2005		$ 70,760	0.37%
2004(dagger)		$ 61,357	0.25%
Banking	February 28
2006		$ 641,794	0.16%
2005		$ 546,069	0.11%
2004(dagger)		$ 360,604	0.09%
Biotechnology	February 28
2006		$ 3,537,933	0.22%
2005		$ 1,220,838	0.06%
2004(dagger)		$ 2,901,594	0.16%
Brokerage and Investment Management	February 28
2006		$ 1,844,467	0.28%
2005		$ 1,093,942	0.28%
2004(dagger)		$ 806,414	0.21%
Business Services and Outsourcing	February 28
2006		$ 63,004	0.18%
2005		$ 82,636	0.22%
2004(dagger)		$ 43,766	0.13%
Chemicals	February 28
2006		$ 517,624	0.29%
2005		$ 336,888	0.32%
2004(dagger)		$ 146,168	0.36%
Computers	February 28
2006		$ 2,212,804	0.38%
2005		$ 4,739,602	0.63%
2004(dagger)		$ 7,047,658	0.84%
Construction and Housing	February 28
2006		$ 562,320	0.21%
2005		$ 230,549	0.19%
2004(dagger)		$ 120,113	0.16%
Consumer Industries	February 28
2006		$ 52,386	0.12%
2005		$ 82,006	0.22%
2004(dagger)		$ 119,398	0.39%
Cyclical Industries	February 28
2006		$ 183,405	0.29%
2005		$ 140,151	0.32%
2004(dagger)		$ 95,173	0.35%
Defense and Aerospace	February 28
2006		$ 773,459	0.10%
2005		$ 505,278	0.13%
2004(dagger)		$ 522,210	0.19%
Developing Communications	February 28
2006		$ 4,666,903	1.01%
2005		$ 9,147,675	1.36%
2004(dagger)		$ 8,417,825	1.51%
Electronics	February 28
2006		$ 9,384,642	0.35%
2005		$ 19,568,734	0.63%
2004(dagger)		$ 7,401,622	0.22%
Energy	February 28
2006		$ 5,049,449	0.26%
2005		$ 1,489,388	0.29%
2004(dagger)		$ 159,832	0.08%
Energy Service	February 28
2006		$ 1,494,719	0.12%
2005		$ 755,592	0.14%
2004(dagger)		$ 310,679	0.08%
Environmental	February 28
2006		$ 174,224	0.81%
2005		$ 93,332	0.78%
2004(dagger)		$ 36,705	0.31%
Financial Services	February 28
2006		$ 427,087	0.09%
2005		$ 1,159,808	0.23%
2004(dagger)		$ 573,615	0.12%
Food and Agriculture	February 28
2006		$ 136,572	0.11%
2005		$ 181,554	0.15%
2004(dagger)		$ 148,241	0.16%
Gold	February 28
2006		$ 5,710,365	0.70%
2005		$ 3,671,146	0.54%
2004(dagger)		$ 2,386,653	0.35%
Health Care	February 28
2006		$ 4,929,318	0.22%
2005		$ 1,644,271	0.08%
2004(dagger)		$ 4,286,905	0.22%
Home Finance	February 28
2006		$ 737,659	0.22%
2005		$ 340,847	0.08%
2004(dagger)		$ 397,148	0.10%
Industrial Equipment	February 28
2006		$ 29,966	0.06%
2005		$ 72,244	0.15%
2004(dagger)		$ 127,806	0.34%
Industrial Materials	February 28
2006		$ 363,313	0.27%
2005		$ 291,444	0.26%
2004(dagger)		$ 465,619	0.71%
Insurance	February 28
2006		$ 130,173	0.07%
2005		$ 168,343	0.10%
2004(dagger)		$ 129,030	0.12%
Leisure	February 28
2006		$ 613,339	0.30%
2005		$ 648,031	0.32%
2004(dagger)		$ 859,841	0.53%
Medical Delivery	February 28
2006		$ 3,487,140	0.27%
2005		$ 1,800,129	0.67%
2004(dagger)		$ 804,355	0.63%
Medical Equipment and Systems	February 28
2006		$ 2,243,608	0.20%
2005		$ 831,148	0.11%
2004(dagger)		$ 651,704	0.21%
Multimedia	February 28
2006		$ 138,015	0.15%
2005		$ 354,911	0.29%
2004(dagger)		$ 1,095,875	0.71%
Natural Gas	February 28
2006		$ 4,064,686	0.29%
2005		$ 2,262,932	0.53%
2004(dagger)		$ 926,065	0.50%
Natural Resources	February 28
2006		$ 1,659,969	0.31%
2005		$ 448,968	0.32%
2004(dagger)		$ 36,102	0.10%
Networking and Infrastructure	February 28
2006		$ 1,160,835	1.14%
2005		$ 1,421,120	1.01%
2004(dagger)		$ 724,821	0.51%
Paper and Forest Products	February 28
2006		$ 78,621	0.28%
2005		$ 33,918	0.13%
2004(dagger)		$ 133,918	0.71%
Pharmaceuticals	February 28
2006		$ 465,931	0.41%
2005		$ 128,634	0.15%
2004(dagger)		$ 141,799	0.22%
Retailing	February 28
2006		$ 209,582	0.25%
2005		$ 279,884	0.27%
2004(dagger)		$ 255,297	0.31%
Software and Computer Services	February 28
2006		$ 2,032,066	0.32%
2005		$ 3,385,123	0.45%
2004(dagger)		$ 2,277,334	0.30%
Technology	February 28
2006		$ 6,551,160	0.35%
2005		$ 12,185,246	0.56%
2004(dagger)		$ 15,991,947	0.74%
Telecommunications	February 28
2006		$ 2,320,587	0.67%
2005		$ 1,525,027	0.41%
2004(dagger)		$ 2,267,879	0.64%
Transportation	February 28
2006		$ 137,911	0.18%
2005		$ 190,904	0.29%
2004(dagger)		$ 99,394	0.29%
Utilities Growth	February 28
2006		$ 902,761	0.28%
2005		$ 517,568	0.20%
2004(dagger)		$ 801,773	0.41%
Wireless	February 28
2006		$ 2,215,605	0.53%
2005		$ 1,663,915	0.45%
2004(dagger)		$ 1,072,910	0.91%

(dagger) Fiscal year ended February 29.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2006. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFSA
Air Transportation	February 28
2006		$ 5,915
2005		$ 9,881
2004(dagger)		$ 2,592
Automotive	February 28
2006		$ 14,177
2005		$ 8,321
2004(dagger)		$ 6,160
Banking	February 28
2006		$ 6,605
2005		$ 10,403
2004(dagger)		$ 31,844
Biotechnology	February 28
2006		$ 63,072
2005		$ 17,881
2004(dagger)		$ 14,084
Brokerage and Investment Management	February 28
2006		$ 50,322
2005		$ 60,702
2004(dagger)		$ 23,385
Business Services and Outsourcing	February 28
2006		$ 4,369
2005		$ 5,871
2004(dagger)		$ 4,717
Chemicals	February 28
2006		$ 43,981
2005		$ 7,739
2004(dagger)		$ 6,377
Computers	February 28
2006		$ 32,900
2005		$ 138,939
2004(dagger)		$ 435,101
Construction and Housing	February 28
2006		$ 26,108
2005		$ 10,947
2004(dagger)		$ 2,037
Consumer Industries	February 28
2006		$ 1,725
2005		$ 2,243
2004(dagger)		$ 3,600
Cyclical Industries	February 28
2006		$ 9,426
2005		$ 5,652
2004(dagger)		$ 6,751
Defense and Aerospace	February 28
2006		$ 9,801
2005		$ 7,672
2004(dagger)		$ 11,915
Developing Communications	February 28
2006		$ 98,416
2005		$ 176,533
2004(dagger)		$ 324,286
Electronics	February 28
2006		$ 117,401
2005		$ 271,611
2004(dagger)		$ 76,514
Energy	February 28
2006		$ 33,099
2005		$ 9,913
2004(dagger)		$ 1,087
Energy Service	February 28
2006		$ 7,795
2005		$ 5,103
2004(dagger)		$ 2,752
Environmental	February 28
2006		$ 9,361
2005		$ 3,241
2004(dagger)		$ 5,241
Financial Services	February 28
2006		$ 9,305
2005		$ 38,637
2004(dagger)		$ 18,801
Food and Agriculture	February 28
2006		$ 21,979
2005		$ 18,496
2004(dagger)		$ 4,465
Gold	February 28
2006		$ 747
2005		$ 2,550
2004(dagger)		$ 48
Health Care	February 28
2006		$ 18,901
2005		$ 17,413
2004(dagger)		$ 57,009
Home Finance	February 28
2006		$ 7,389
2005		$ 9,426
2004(dagger)		$ 9,254
Industrial Equipment	February 28
2006		$ 2,624
2005		$ 2,953
2004(dagger)		$ 4,875
Industrial Materials	February 28
2006		$ 2,189
2005		$ 6,085
2004(dagger)		$ 10,410
Insurance	February 28
2006		$ 3,510
2005		$ 6,808
2004(dagger)		$ 5,835
Leisure	February 28
2006		$ 6,568
2005		$ 13,116
2004(dagger)		$ 18,043
Medical Delivery	February 28
2006		$ 40,022
2005		$ 35,091
2004(dagger)		$ 20,632
Medical Equipment and Systems	February 28
2006		$ 17,208
2005		$ 4,299
2004(dagger)		$ 13,098
Multimedia	February 28
2006		$ 1,794
2005		$ 8,819
2004(dagger)		$ 64,459
Natural Gas	February 28
2006		$ 5,125
2005		$ 10,653
2004(dagger)		$ 0
Natural Resources	February 28
2006		$ 16,838
2005		$ 9,551
2004(dagger)		$ 453
Networking and Infrastructure	February 28
2006		$ 31,045
2005		$ 36,635
2004(dagger)		$ 21,044
Paper and Forest Products	February 28
2006		$ 11,037
2005		$ 5,916
2004(dagger)		$ 8,770
Pharmaceuticals	February 28
2006		$ 6,109
2005		$ 5,113
2004(dagger)		$ 7,571
Retailing	February 28
2006		$ 16,302
2005		$ 8,310
2004(dagger)		$ 13,020
Software and Computer Services	February 28
2006		$ 87,980
2005		$ 164,718
2004(dagger)		$ 125,608
Technology	February 28
2006		$ 181,172
2005		$ 279,018
2004(dagger)		$ 1,075,395
Telecommunications	February 28
2006		$ 48,031
2005		$ 85,708
2004(dagger)		$ 199,464
Transportation	February 28
2006		$ 15,308
2005		$ 32,452
2004(dagger)		$ 9,617
Utilities Growth	February 28
2006		$ 17,015
2005		$ 10,015
2004(dagger)		$ 7,949
Wireless	February 28
2006		$ 25,931
2005		$ 26,921
2004(dagger)		$ 18,129

(dagger) Fiscal year ended February 29.

A The total amount of brokerage commissions paid by each Select Stock fund (other than Biotechnology, Construction and Housing, Energy, Energy Service, Environmental, Gold, Health Care, Insurance, Medical Delivery, Medical Equipment and Systems, Natural Gas, Pharmaceuticals, Retailing, Telecommunications, Utilities Growth, and Wireless) to NFS during the fiscal year ended 2004 includes commissions paid on trades transacted with Archipelago, which were previously reported separately as commissions paid to Archipelago. As restated, the brokerage commission figures more accurately reflect that Archipelago was not directly compensated by the funds. All fund trades transacted with Archipelago were executed through NFS, and therefore, NFS received any commissions paid by the funds on these trades.

Fund	Fiscal Year Ended 2006	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
Air Transportation(dagger)	February 28	4.46%	14.08%
Automotive(dagger)	February 28	18.33%	44.29%
Banking(dagger)	February 28	1.03%	3.66%
Biotechnology(dagger)	February 28	1.78%	2.96%
Brokerage and Investment Management(dagger)	February 28	2.73%	5.17%
Business Services and Outsourcing(dagger)	February 28	6.93%	28.71%
Chemicals(dagger)	February 28	8.50%	27.72%
Computers(dagger)	February 28	1.49%	6.86%
Construction and Housing(dagger)	February 28	4.64%	16.45%
Consumer Industries(dagger)	February 28	3.29%	14.01%
Cyclical Industries(dagger)	February 28	5.14%	12.78%
Defense and Aerospace(dagger)	February 28	1.27%	4.21%
Developing Communications(dagger)	February 28	2.11%	9.24%
Electronics(dagger)	February 28	1.25%	4.58%
Energy(dagger)	February 28	0.66%	2.43%
Energy Service(dagger)	February 28	0.52%	2.71%
Environmental(dagger)	February 28	5.37%	19.67%
Financial Services(dagger)	February 28	2.18%	9.08%
Food and Agriculture(dagger)	February 28	16.09%	39.62%
Gold	February 28	0.01%	0.01%
Health Care(dagger)	February 28	0.38%	2.01%
Home Finance(dagger)	February 28	1.00%	3.90%
Industrial Equipment(dagger)	February 28	8.76%	22.83%
Industrial Materials(dagger)	February 28	0.60%	2.90%
Insurance(dagger)	February 28	2.70%	11.27%
Leisure(dagger)	February 28	1.07%	8.09%
Medical Delivery(dagger)	February 28	1.15%	4.55%
Medical Equipment and Systems(dagger)	February 28	0.77%	3.68%
Multimedia(dagger)	February 28	1.30%	7.45%
Natural Gas(dagger)	February 28	0.13%	0.77%
Natural Resources(dagger)	February 28	1.01%	4.21%
Networking and Infrastructure(dagger)	February 28	2.66%	12.12%
Paper and Forest Products(dagger)	February 28	14.04%	38.05%
Pharmaceuticals(dagger)	February 28	1.31%	6.69%
Retailing(dagger)	February 28	7.78%	34.03%
Software and Computer Services(dagger)	February 28	4.33%	16.93%
Technology(dagger)	February 28	2.77%	9.92%
Telecommunications(dagger)	February 28	2.07%	5.09%
Transportation(dagger)	February 28	11.10%	29.35%
Utilities Growth(dagger)	February 28	1.88%	9.15%
Wireless(dagger)	February 28	1.17%	5.38%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2006.

Fund	Fiscal Year Ended 2006	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
Air Transportation	February 28	$ 100,235	$ 72,643,896
Automotive	February 28	$ 38,148	$ 13,384,425
Banking	February 28	$ 557,557	$ 462,380,272
Biotechnology	February 28	$ 3,241,083	$ 1,638,745,758
Brokerage and Investment Management	February 28	$ 1,518,947	$ 1,288,655,364
Business Services and Outsourcing	February 28	$ 40,875	$ 18,802,787
Chemicals	February 28	$ 386,111	$ 250,957,680
Computers	February 28	$ 2,037,533	$ 1,023,066,090
Construction and Housing	February 28	$ 464,185	$ 419,005,559
Consumer Industries	February 28	$ 41,738	$ 30,197,573
Cyclical Industries	February 28	$ 127,036	$ 87,980,964
Defense and Aerospace	February 28	$ 732,676	$ 607,924,883
Developing Communications	February 28	$ 3,999,172	$ 1,098,697,149
Electronics	February 28	$ 8,628,414	$ 3,472,266,380
Energy	February 28	$ 4,429,126	$ 4,399,767,751
Energy Service	February 28	$ 1,402,678	$ 1,453,791,695
Environmental	February 28	$ 135,294	$ 51,063,929
Financial Services	February 28	$ 337,541	$ 272,165,962
Food and Agriculture	February 28	$ 85,408	$ 57,659,872
Gold	February 28	$ 3,859,233	$ 849,594,343
Health Care	February 28	$ 4,608,762	$ 4,050,514,760
Home Finance	February 28	$ 705,450	$ 466,687,344
Industrial Equipment	February 28	$ 18,898	$ 12,342,598
Industrial Materials	February 28	$ 277,942	$ 189,339,681
Insurance	February 28	$ 96,879	$ 85,279,545
Leisure	February 28	$ 554,308	$ 285,481,286
Medical Delivery	February 28	$ 3,196,991	$ 2,139,871,627
Medical Equipment and Systems	February 28	$ 2,075,429	$ 1,701,437,241
Multimedia	February 28	$ 115,859	$ 71,591,360
Natural Gas	February 28	$ 3,661,111	$ 3,610,227,786
Natural Resources	February 28	$ 1,297,256	$ 1,082,693,247
Networking and Infrastructure	February 28	$ 1,021,831	$ 258,712,194
Paper and Forest Products	February 28	$ 26,598	$ 12,182,033
Pharmaceuticals	February 28	$ 408,397	$ 257,408,850
Retailing	February 28	$ 177,126	$ 105,094,672
Software and Computer Services	February 28	$ 1,788,398	$ 521,542,807
Technology	February 28	$ 5,714,281	$ 2,589,266,997
Telecommunications	February 28	$ 1,934,944	$ 710,464,344
Transportation	February 28	$ 76,892	$ 48,187,913
Utilities Growth	February 28	$ 840,153	$ 468,660,462
Wireless	February 28	$ 1,985,281	$ 906,680,399

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

For the fiscal year ended February 28, 2006, the Select money market fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Select Stock Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, the most recent sale price or, if no sale has occurred, at the most recent bid price. Most equity securities for which the primary market is outside the United States are valued at that day's official closing price if available or, if not, at the most recent sale price in the principal market in which they are traded. If neither is available, the most recent evaluated quote or bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

The Select Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

<r></r>

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Dividends from the Select money market fund generally will not qualify for the long-term capital gains tax rates available to individuals. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. The Select money market fund may distribute any net realized capital gains once a year or more often, as necessary.

As of February 28, 2006, Automotive Portfolio had an aggregate capital loss carryforward of approximately $4,454,347. This loss carryforward, of which $663,753, $947,164, $1,663,938 and $1,179,492 will expire on February 29, 2008, and February 28, 2009, 2010, and 2011 respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</>

As of February 28, 2006, Biotechnology Portfolio had an aggregate capital loss carryforward of approximately $650,622,260. This loss carryforward, all of which will expire on February 28, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Computers Portfolio had an aggregate capital loss carryforward of approximately $801,330,392. This loss carryforward, of which $549,550,193 and $251,780,199 will expire on February 28, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Developing Communications Portfolio had an aggregate capital loss carryforward of approximately $1,232,103,818. This loss carryforward, of which $876,655,867 and $355,447,951 will expire on February 28, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Electronics Portfolio had an aggregate capital loss carryforward of approximately $2,795,466,298. This loss carryforward, of which $1,213,182,479, $1,514,779,921, and $67,503,898 will expire on February 28, 2010, 2011 and February 29, 2012, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Environmental Portfolio had an aggregate capital loss carryforward of approximately $10,408. This loss carryforward, all of which will expire on February 29, 2012, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Gold Portfolio had an aggregate capital loss carryforward of approximately $11,923,858 which was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryfowards in a given year or in total may be limited.

As of February 28, 2006, Money Market Portfolio had an aggregate capital loss carryforward of approximately $138,740. This loss carryforward, of which $19,605, $93,644, and $25,491 will expire on February 29, 2012 and February 28, 2013 and 2014, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Networking and Infrastructure Portfolio had an aggregate capital loss carryforward of approximately $196,502,774. This loss carryforward, of which $109,595,892, $83,559,188, and $3,347,694 will expire on February 28, 2010, 2011, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Paper and Forest Products Portfolio had an aggregate capital loss carryforward of approximately $4,421,794. This loss carryforward, of which $1,564,044 and $2,857,750 will expire on February 28, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Software and Computer Services Portfolio had an aggregate capital loss carryforward of approximately $101,031,277. This loss carryforward, all of which will expire on February 28, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Technology Portfolio had an aggregate capital loss carryforward of approximately $2,622,811,486. This loss carryforward, of which $1,844,360,998 and $778,450,488 will expire on February 28, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Telecommunications Portfolio had an aggregate capital loss carryforward of approximately $525,296,523. This loss carryforward, of which $351,665,365, $161,866,685, and $11,764,473 will expire on February 28, 2010, 2011, and February 29, 2012, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

As of February 28, 2006, Utilities Growth Portfolio had an aggregate capital loss carryforward of approximately $94,867,710. This loss carryforward, all of which will expire on February 28, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.</r>

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1980

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.</r>

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of each Select funds (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).</r>

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:</r>

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).</r>

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.</r>

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.</r>

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).</r>

Advisory Board Members and Executive Officers:</r>

Correspondence intended for Messrs. Keyes and Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Select Portfolios. Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.</r>

James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Select Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).</r>

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Select Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Money Market. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present), Fidelity's Fixed-Income Funds (2005-present), certain Asset Allocation Funds (2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).</r>

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.</r>

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).</r>

Robert A. Litterst (46)

Year of Election or Appointment: 2004

Vice President of Money Market. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst worked as a portfolio manager.</r>

Eric D. Roiter (57)

Year of Election or Appointment: 1998, 2000, or 2001

Secretary of Air Transportation (1998), Automotive (1998), Banking (1998), Biotechnology (1998), Brokerage and Investment Management (1998), Business Services and Outsourcing (1998), Chemicals (1998), Computers (1998), Construction and Housing (1998), Consumer Industries (1998), Cyclical Industries (1998), Defense and Aerospace (1998), Developing Communications (1998), Electronics (1998), Energy (1998), Energy Service (1998), Environmental (1998), Financial Services (1998), Food and Agriculture (1998), Gold (1998), Health Care (1998), Home Finance (1998), Industrial Equipment (1998), Industrial Materials (1998), Insurance (1998), Leisure (1998), Medical Delivery (1998), Medical Equipment and Systems (1998), Multimedia (1998), Natural Gas (1998), Natural Resources (1998), Networking and Infrastructure (2000), Paper and Forest Products (1998), Pharmaceuticals (2001), Retailing (1998), Software and Computer Services (1998), Technology (1998), Telecommunications (1998), Transportation (1998), Utilities Growth (1998), Wireless (2000), and Money Market (1998). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).</r>

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of each of the Select funds. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of each of the Select funds. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.</r>

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of each of the Select funds. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Proctor, LLP (2000-2002).</r>

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of each of the Select funds. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).</r>

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of each of the Select funds. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. ( 2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).</r>

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of each of the Select funds. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of each of the Select funds. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of each of the Select funds. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).</r>

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of each of the Select funds. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).</r>

John H. Costello (59)

Year of Election or Appointment: 1986, 1989, 1990, 1993, 1997, 1998, 2000, or 2001

Assistant Treasurer of Air Transportation (1986), Automotive (1986), Banking (1986), Biotechnology (1986), Brokerage and Investment Management (1986), Business Services and Outsourcing (1998), Chemicals (1986), Computers (1986), Construction and Housing (1986), Consumer Industries (1990), Cyclical Industries (1997), Defense and Aerospace (1986), Developing Communications (1990), Electronics (1986), Energy (1986), Energy Service (1986), Environmental (1989), Financial Services (1986), Food and Agriculture (1986), Gold (1986), Health Care (1986), Home Finance (1986), Industrial Equipment (1986), Industrial Materials (1986), Insurance (1986), Leisure (1986), Medical Delivery (1986), Medical Equipment and Systems (1998), Multimedia (1986), Natural Gas (1993), Natural Resources (1997), Networking and Infrastructure (2000), Paper and Forest Products (1986), Pharmaceuticals (2001), Retailing (1986), Software and Computer Services (1986), Technology (1986), Telecommunications (1986), Transportation (1986), Utilities Growth (1986), Wireless (2000), and Money Market (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)
	Year of Election or Appointment: 2004 Assistant Treasurer of each of the Select funds. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.</r>
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of each of the Select funds. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of each of the Select funds. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).</r>

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of each of the Select funds. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).</r>

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.</r>

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended February 28, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended February 28, 2006, the committee held 4 meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended February 28, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended February 28, 2006, each Fund Contract Committee held three meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended February 28, 2006, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the Securities and Exchange Commission (SEC). The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended February 28, 2006, the committee held 13 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended February 28, 2006, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended February 28, 2006, the committee held 13 meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended February 28, 2006, the committee held one meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
Air Transportation	none	none	none
Automotive	none	none	none
Banking	none	none	none
Biotechnology	over $100,000	none	none
Brokerage and Investment Management	none	none	none
Business Services and Outsourcing	none	none	none
Chemicals	none	none	none
Computers	none	none	none
Construction and Housing	none	none	none
Consumer Industries	none	none	none
Cyclical Industries	none	none	none
Defense and Aerospace	none	none	none
Developing Communications	none	none	none
Electronics	over $100,000	none	none
Energy	over $100,000	none	none
Energy Service	none	none	none
Environmental	none	none	none
Financial Services	none	none	none
Food and Agriculture	none	none	none
Gold	none	none	none
Health Care	none	none	none
Home Finance	none	none	none
Industrial Equipment	none	none	none
Industrial Materials	none	none	none
Insurance	none	none	none
Leisure	none	none	none
Medical Delivery	none	none	none
Medical Equipment and Systems	none	none	none
Multimedia	none	none	none
Natural Gas	over $100,000	none	none
Natural Resources	over $100,000	none	none
Networking and Infrastructure	none	none	none
Paper and Forest Products	none	none	none
Pharmaceuticals	over $100,000	none	none
Retailing	none	none	none
Software and Computer Services	none	none	none
Technology	none	none	$1 - $10,000
Telecommunications	none	none	none
Transportation	none	none	none
Utilities Growth	none	none	none
Wireless	none	none	none
Money Market	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
Air Transportation	none	none	none	none
Automotive	none	none	none	none
Banking	none	none	none	none
Biotechnology	none	none	none	none
Brokerage and Investment Management	none	none	none	none
Business Services and Outsourcing	none	none	none	none
Chemicals	none	none	none	none
Computers	none	$10,001 - $50,000	none	none
Construction and Housing	none	none	none	none
Consumer Industries	none	none	none	none
Cyclical Industries	none	none	none	none
Defense and Aerospace	none	none	none	none
Developing Communications	none	none	none	none
Electronics	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000
Energy	none	none	none	none
Energy Service	none	none	none	none
Environmental	none	none	none	none
Financial Services	none	$50,001 - $100,000	none	none
Food and Agriculture	none	none	none	none
Gold	none	none	none	none
Health Care	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Home Finance	none	none	none	none
Industrial Equipment	none	none	none	none
Industrial Materials	none	none	none	none
Insurance	none	none	none	none
Leisure	none	none	none	none
Medical Delivery	none	none	none	none
Medical Equipment and Systems	none	none	none	none
Multimedia	none	none	none	none
Natural Gas	$50,001 - $100,000	none	none	none
Natural Resources	none	none	none	none
Networking and Infrastructure	none	none	none	none
Paper and Forest Products	none	none	none	none
Pharmaceuticals	none	none	none	none
Retailing	none	none	none	none
Software and Computer Services	none	none	none	none
Technology	none	none	none	none
Telecommunications	none	none	none	none
Transportation	none	none	none	none
Utilities Growth	none	none	none	none
Wireless	none	none	none	none
Money Market	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Air Transportation	none	none	none	none	none
Automotive	none	none	none	none	none
Banking	none	none	none	none	none
Biotechnology	none	none	none	none	none
Brokerage and Investment Management	none	none	none	none	none
Business Services and Outsourcing	none	none	none	none	none
Chemicals	none	none	none	none	none
Computers	none	none	none	none	none
Construction and Housing	none	none	none	none	none
Consumer Industries	none	none	none	none	none
Cyclical Industries	none	none	none	none	none
Defense and Aerospace	none	none	none	none	none
Developing Communications	none	none	none	none	none
Electronics	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Energy	none	none	none	none	$10,001 - $50,000
Energy Service	none	none	none	none	$50,001 - $100,000
Environmental	none	none	none	none	none
Financial Services	none	none	none	none	none
Food and Agriculture	none	none	none	none	none
Gold	none	none	none	none	none
Health Care	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Home Finance	none	none	none	none	none
Industrial Equipment	none	none	none	none	none
Industrial Materials	none	none	none	none	none
Insurance	none	none	none	none	none
Leisure	none	none	none	none	none
Medical Delivery	none	none	none	none	none
Medical Equipment and Systems	none	none	none	none	none
Multimedia	none	none	none	none	none
Natural Gas	none	none	none	none	$10,001 - $50,000
Natural Resources	none	none	none	none	none
Networking and Infrastructure	none	none	none	none	none
Paper and Forest Products	none	none	none	none	none
Pharmaceuticals	none	none	none	none	none
Retailing	none	none	none	none	none
Software and Computer Services	none	none	none	none	none
Technology	none	none	none	none	none
Telecommunications	none	none	none	none	none
Transportation	none	none	none	none	none
Utilities Growth	none	none	none	none	none
Wireless	none	none	none	none	none
Money Market	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended February 28, 2006, or calendar year ended December 31, 2005, as applicable.

Compensation Table1
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.[2]	Robert M. Gates	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
Air Transportation	$ 15	$ 12	$ 16	$ 15	$ 0	$ 16
Automotive	$ 7	$ 5	$ 7	$ 6	$ 0	$ 7
Banking	$ 150	$ 100	$ 156	$ 148	$ 0	$ 159
Biotechnology	$ 579	$ 413	$ 604	$ 570	$ 0	$ 616
Brokerage and Investment Management	$ 208	$ 163	$ 222	$ 204	$ 0	$ 221
Business Services and Outsourcing	$ 13	$ 9	$ 13	$ 12	$ 0	$ 13
Chemicals	$ 67	$ 42	$ 69	$ 66	$ 0	$ 71
Computers	$ 211	$ 144	$ 220	$ 208	$ 0	$ 224
Construction and Housing	$ 94	$ 70	$ 98	$ 92	$ 0	$ 100
Consumer Industries	$ 15	$ 11	$ 16	$ 15	$ 0	$ 16
Cyclical Industries	$ 22	$ 16	$ 23	$ 22	$ 0	$ 24
Defense and Aerospace	$ 264	$ 196	$ 274	$ 259	$ 0	$ 280
Developing Communications	$ 167	$ 115	$ 175	$ 165	$ 0	$ 178
ElectronicsC	$ 953	$ 671	$ 996	$ 940	$ 0	$ 1,014
Energy	$ 638	$ 506	$ 668	$ 624	$ 0	$ 679
Energy Service	$ 406	$ 309	$ 428	$ 398	$ 0	$ 431
Environmental	$ 7	$ 6	$ 7	$ 7	$ 0	$ 7
Financial Services	$ 166	$ 116	$ 174	$ 164	$ 0	$ 177
Food and Agriculture	$ 47	$ 32	$ 49	$ 46	$ 0	$ 50
Gold	$ 271	$ 199	$ 287	$ 266	$ 0	$ 288
Health CareD	$ 771	$ 561	$ 803	$ 758	$ 0	$ 819
Home Finance	$ 122	$ 82	$ 127	$ 121	$ 0	$ 130
Industrial Equipment	$ 16	$ 11	$ 17	$ 16	$ 0	$ 17
Industrial Materials	$ 47	$ 32	$ 50	$ 47	$ 0	$ 50
Insurance	$ 66	$ 48	$ 69	$ 65	$ 0	$ 70
Leisure	$ 72	$ 50	$ 75	$ 71	$ 0	$ 77
Medical Delivery	$ 432	$ 342	$ 452	$ 422	$ 0	$ 459
Medical Equipment and Systems	$ 396	$ 291	$ 413	$ 390	$ 0	$ 421
Multimedia	$ 34	$ 22	$ 36	$ 34	$ 0	$ 36
Natural Gas	$ 473	$ 368	$ 497	$ 463	$ 0	$ 502
Natural Resources	$ 171	$ 135	$ 181	$ 168	$ 0	$ 182
Networking and Infrastructure	$ 36	$ 25	$ 38	$ 36	$ 0	$ 38
Paper and Forest Products	$ 10	$ 7	$ 11	$ 10	$ 0	$ 11
Pharmaceuticals	$ 39	$ 29	$ 41	$ 39	$ 0	$ 42
Retailing	$ 31	$ 20	$ 33	$ 31	$ 0	$ 33
Software and Computer Services	$ 228	$ 158	$ 238	$ 225	$ 0	$ 242
Technology	$ 671	$ 470	$ 700	$ 662	$ 0	$ 713
Telecommunications	$ 123	$ 87	$ 128	$ 121	$ 0	$ 130
Transportation	$ 27	$ 19	$ 29	$ 27	$ 0	$ 29
Utilities Growth	$ 116	$ 81	$ 121	$ 115	$ 0	$ 124
Wireless	$ 146	$ 106	$ 153	$ 144	$ 0	$ 155
Money Market	$ 247	$ 178	$ 258	$ 243	$ 0	$ 262
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[4]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Air Transportation	$ 16	$ 16	$ 15	$ 16	$ 15	$ 15
Automotive	$ 7	$ 8	$ 6	$ 7	$ 7	$ 6
Banking	$ 150	$ 175	$ 148	$ 150	$ 150	$ 147
Biotechnology	$ 581	$ 657	$ 572	$ 582	$ 579	$ 566
Brokerage and Investment Management	$ 209	$ 203	$ 205	$ 209	$ 207	$ 203
Business Services and Outsourcing	$ 13	$ 14	$ 12	$ 13	$ 13	$ 12
Chemicals	$ 67	$ 81	$ 66	$ 67	$ 67	$ 66
Computers	$ 212	$ 244	$ 208	$ 212	$ 211	$ 207
Construction and Housing	$ 95	$ 107	$ 93	$ 95	$ 94	$ 92
Consumer Industries	$ 15	$ 17	$ 15	$ 15	$ 15	$ 15
Cyclical Industries	$ 23	$ 25	$ 22	$ 23	$ 23	$ 22
Defense and Aerospace	$ 264	$ 297	$ 260	$ 265	$ 263	$ 257
Developing Communications	$ 168	$ 192	$ 165	$ 168	$ 167	$ 164
ElectronicsC	$ 957	$ 1,080	$ 941	$ 958	$ 953	$ 933
Energy	$ 641	$ 679	$ 628	$ 640	$ 635	$ 620
Energy Service	$ 407	$ 427	$ 400	$ 407	$ 404	$ 395
Environmental	$ 7	$ 8	$ 7	$ 7	$ 7	$ 7
Financial Services	$ 167	$ 189	$ 164	$ 167	$ 166	$ 163
Food and Agriculture	$ 47	$ 54	$ 46	$ 47	$ 47	$ 46
Gold	$ 272	$ 284	$ 267	$ 272	$ 270	$ 264
Health CareD	$ 772	$ 865	$ 760	$ 773	$ 768	$ 752
Home Finance	$ 123	$ 143	$ 121	$ 123	$ 122	$ 120
Industrial Equipment	$ 16	$ 18	$ 16	$ 16	$ 16	$ 16
Industrial Materials	$ 47	$ 53	$ 47	$ 47	$ 47	$ 46
Insurance	$ 66	$ 73	$ 65	$ 67	$ 66	$ 65
Leisure	$ 72	$ 82	$ 71	$ 73	$ 72	$ 71
Medical Delivery	$ 433	$ 460	$ 425	$ 433	$ 430	$ 420
Medical Equipment and Systems	$ 397	$ 446	$ 391	$ 398	$ 395	$ 387
Multimedia	$ 34	$ 39	$ 34	$ 34	$ 34	$ 33
Natural Gas	$ 474	$ 498	$ 465	$ 475	$ 470	$ 459
Natural Resources	$ 172	$ 176	$ 168	$ 172	$ 170	$ 166
Networking and Infrastructure	$ 36	$ 41	$ 36	$ 36	$ 36	$ 35
Paper and Forest Products	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Pharmaceuticals	$ 39	$ 44	$ 39	$ 39	$ 39	$ 38
Retailing	$ 32	$ 37	$ 31	$ 32	$ 32	$ 31
Software and Computer Services	$ 229	$ 261	$ 225	$ 229	$ 228	$ 223
Technology	$ 673	$ 764	$ 662	$ 674	$ 671	$ 656
Telecommunications	$ 123	$ 140	$ 121	$ 123	$ 123	$ 120
Transportation	$ 28	$ 30	$ 27	$ 28	$ 27	$ 27
Utilities Growth	$ 117	$ 136	$ 115	$ 117	$ 116	$ 114
Wireless	$ 147	$ 162	$ 144	$ 147	$ 146	$ 143
Money Market	$ 247	$ 275	$ 243	$ 248	$ 246	$ 241
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board.

3 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

4 Mr. Mann served on the Board of Trustees through December 31, 2005.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148, 500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $599; Robert M. Gates, $615; George H. Heilmeier, $582; Marie L. Knowles, $641; Ned C. Lautenbach, $582; Marvin L. Mann, $649; William O. McCoy, $582; Cornelia M. Small, $582; William S. Stavropoulos, $582; and Kenneth L. Wolfe, $640. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $184; and William O. McCoy, $184.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $482; Robert M. Gates, $497; George H. Heilmeier, $470; Marie L. Knowles, $517; Ned C. Lautenbach, $470; Marvin L. Mann, $520; William O. McCoy, $470; Cornelia M. Small, $470; William S. Stavropoulos, $470; and Kenneth L. Wolfe, $515. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned Lautenbach, $148; and William O. McCoy, $148.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2006, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2006, the following owned of record 5% or more (up to and including 25%) of Consumer Industries', Cyclical Industries', Industrial Equipment's, Networking and Infrastructure's, and Paper and Forest Products' outstanding shares:

Consumer Industries: Pershing LLC, Jersey City, NJ (8.16%); The Bank of New York Company, Inc., New York, NY (7.82%).

Cyclical Industries: Pershing LLC, Jersey City, NJ (6.10%); The Bank of New York Company, Inc., New York, NY (5.69%).

Industrial Equipment: Pershing LLC, Jersey City, NJ (7.04%); The Bank of New York Company, Inc., New York, NY (6.58%).

Networking and Infrastructure: FMR Corp., Wilmington, DE (7.68%).

Paper and Forest Products: Shell Oil Company, Houston, TX (6.33%).

As of February 28, 2006, approximately 37.37% of Consumer Industries' total outstanding shares was held by Sutter Health System, Sacramento, CA; approximately 27.00% of Cyclical Industries' total outstanding shares was held by Sutter Health System, Sacramento, CA; and approximately 31.38% of Industrial Equipment's total outstanding shares was held by Sutter Health System, Sacramento, CA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FIMM, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.</r>

Management Fees. For the services of FMR under the management contract, each Select stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Select Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the Select money market fund.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,051 billion of group net assets - the approximate level for February 2006 - was 0.1208%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,051 billion.

For Select Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset- Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the Select stock funds.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,051 billion of group net assets - the approximate level for February 2006 - was 0.2668%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,051 billion.

Each Select stock fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for February 2006, each Select stock fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Select Stock Funds	0.2668%	+	0.30%	=	0.5668%

One-twelfth of the management fee rate is applied to each Select stock fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Air Transportation	2006	$ 272,683
	2005	$ 212,032
	2004(dagger)	$ 239,068
Automotive	2006	$ 102,404
	2005	$ 109,902
	2004(dagger)	$ 143,724
Banking	2006	$ 2,325,775
	2005	$ 2,736,011
	2004(dagger)	$ 2,414,114
Biotechnology	2006	$ 9,307,268
	2005	$ 10,937,945
	2004(dagger)	$ 10,729,447
Brokerage and Investment Management	2006	$ 3,742,983
	2005	$ 2,253,942
	2004(dagger)	$ 2,197,733
Business Services and Outsourcing	2006	$ 202,624
	2005	$ 220,756
	2004(dagger)	$ 194,978
Chemicals	2006	$ 1,015,581
	2005	$ 604,594
	2004(dagger)	$ 235,571
Computers	2006	$ 3,308,312
	2005	$ 4,331,414
	2004(dagger)	$ 4,883,292
Construction and Housing	2006	$ 1,532,344
	2005	$ 694,641
	2004(dagger)	$ 439,089
Consumer Industries	2006	$ 244,492
	2005	$ 210,448
	2004(dagger)	$ 177,247
Cyclical Industries	2006	$ 365,905
	2005	$ 250,786
	2004(dagger)	$ 159,325
Defense and Aerospace	2006	$ 4,372,314
	2005	$ 2,294,850
	2004(dagger)	$ 1,603,226
Developing Communications	2006	$ 2,643,641
	2005	$ 3,844,181
	2004(dagger)	$ 3,247,823
Electronics	2006	$ 15,361,915
	2005	$ 17,896,192
	2004(dagger)	$ 19,228,214
Energy	2006	$ 11,195,847
	2005	$ 2,964,958
	2004(dagger)	$ 1,194,847
Energy Service	2006	$ 7,092,316
	2005	$ 3,017,915
	2004(dagger)	$ 2,344,888
Environmental	2006	$ 122,147
	2005	$ 68,615
	2004(dagger)	$ 69,626
Financial Services	2006	$ 2,646,531
	2005	$ 2,931,006
	2004(dagger)	$ 2,794,467
Food and Agriculture	2006	$ 739,001
	2005	$ 676,891
	2004(dagger)	$ 528,881
Gold	2006	$ 4,693,130
	2005	$ 3,868,424
	2004(dagger)	$ 3,922,956
Health Care	2006	$ 12,561,974
	2005	$ 11,273,727
	2004(dagger)	$ 11,099,447
Home Finance	2006	$ 1,895,122
	2005	$ 2,362,360
	2004(dagger)	$ 2,204,266
Industrial Equipment	2006	$ 267,740
	2005	$ 270,440
	2004(dagger)	$ 219,502
Industrial Materials	2006	$ 771,230
	2005	$ 654,503
	2004(dagger)	$ 385,135
Insurance	2006	$ 1,077,829
	2005	$ 985,510
	2004(dagger)	$ 614,719
Leisure	2006	$ 1,149,768
	2005	$ 1,160,202
	2004(dagger)	$ 946,814
Medical Delivery	2006	$ 7,339,423
	2005	$ 1,569,716
	2004(dagger)	$ 747,049
Medical Equipment and Systems	2006	$ 6,448,483
	2005	$ 4,359,741
	2004(dagger)	$ 1,799,402
Multimedia	2006	$ 521,414
	2005	$ 707,270
	2004(dagger)	$ 897,880
Natural Gas	2006	$ 8,099,434
	2005	$ 2,472,690
	2004(dagger)	$ 1,068,158
Natural Resources	2006	$ 3,091,282
	2005	$ 821,532
	2004(dagger)	$ 220,571
Networking and Infrastructure	2006	$ 579,903
	2005	$ 808,134
	2004(dagger)	$ 822,893
Paper and Forest Products	2006	$ 163,512
	2005	$ 149,026
	2004(dagger)	$ 109,487
Pharmaceuticals	2006	$ 648,339
	2005	$ 478,358
	2004(dagger)	$ 374,656
Retailing	2006	$ 478,256
	2005	$ 604,301
	2004(dagger)	$ 474,755
Software and Computer Services	2006	$ 3,582,821
	2005	$ 4,341,573
	2004(dagger)	$ 4,379,941
Technology	2006	$ 10,713,846
	2005	$ 12,388,322
	2004(dagger)	$ 12,611,274
Telecommunications	2006	$ 1,978,420
	2005	$ 2,110,153
	2004(dagger)	$ 2,067,406
Transportation	2006	$ 440,013
	2005	$ 381,107
	2004(dagger)	$ 200,660
Utilities Growth	2006	$ 1,836,083
	2005	$ 1,472,975
	2004(dagger)	$ 1,143,837
Wireless	2006	$ 2,390,692
	2005	$ 2,107,991
	2004(dagger)	$ 693,067
Money Market	2006	$ 1,494,928
	2005	$ 1,228,663
	2004(dagger)	$ 1,621,010

(dagger) Fiscal year ended February 29.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

FMR voluntarily agreed to reimburse the funds if and to the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The following tables show the period of reimbursement and level of expense limitations for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

Fund	Period of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
	From	To
Automotive	March 1, 2005	February 28, 2006	1.25%	2006	$ 102,404	$ 60,932
	February 1, 2005	February 28, 2005	1.25%	2005	$ 9,624	$ 10,573
	March 1, 2004	January 31, 2005	2.50%	2005	$ 100,278	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 143,724	$ 0

(dagger) Fiscal year ended February 29.

Fund	From	To	Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Business Service and Outsourcing	March 1, 2005	February 28, 2006	1.25%	2006	$ 202,624	$ 0
	February 1, 2005	February 28, 2005	1.25%	2005	$ 17,942	$ 2,013
	March 1, 2004	January 31, 2005	2.50%	2005	$ 202,814	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 194,978	$ 0

(dagger) Fiscal year ended February 29.

Fund	From	To	Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Consumer Industries	March 1, 2005	February 28, 2006	1.25%	2006	$ 244,492	$ 0
	February 1, 2005	February 28, 2005	1.25%	2005	$ 19,990	$ 3,152
	March 1, 2004	January 31, 2005	2.50%	2005	$ 190,458	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 177,247	$ 0

(dagger) Fiscal year ended February 29.

Fund	Period of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
	From	To
Environmental	March 1, 2005	February 28, 2006	1.25%	2006	$ 122,147	$ 31,764
	February 1, 2005	February 28, 2005	1.25%	2005	$ 5,913	$ 3,958
	March 1, 2004	January 31, 2005	2.50%	2005	$ 62,702	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 69,626	$ 0

(dagger) Fiscal year ended February 29.

Fund	Period of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
	From	To
Paper and Forest Products	March 1, 2005	February 28, 2006	1.25%	2006	$ 163,512	$ 16,539
	February 1, 2005	February 28, 2005	1.25%	2005	$ 12,445	$ 1,543
	March 1, 2004	January 31, 2005	2.50%	2005	$ 136,581	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 109,487	$ 0

(dagger) Fiscal year ended February 29.

Fund	Period of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Year Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
	From	To
Pharmaceuticals	March 1, 2005	February 28, 2006	1.25%	2006	$ 648,339	$ 0
	February 1, 2005	February 28, 2005	1.25%	2005	$ 46,764	$ 2,532
	March 1, 2004	January 31, 2005	2.50%	2005	$ 431,594	$ 0
	March 1, 2003	February 29, 2004	2.50%	2004(dagger)	$ 374,656	$ 0

(dagger) Fiscal year ended February 29.

Sub-Adviser - FIMM. On behalf of the Select money market fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for the fund.

Under the terms of the sub-advisory agreement for the Select money market fund, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the Select money market fund, for the fiscal years ended February 28 2006, February 28, 2005, and February 29, 2004, FMR paid FIMM fees of $744,179, $617,378, and $809,245, respectively.</r>

Sub-Adviser - FMRC. On behalf of each Select stock fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each Select stock fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each Select stock fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended February 28	Fees Paid to FMRC
Air Transportation	2006	$ 136,717
	2005	$ 105,974
	2004(dagger)	$ 119,517
Automotive	2006	$ 51,175
	2005	$ 54,928
	2004(dagger)	$ 71,764
Banking	2006	$ 1,163,054
	2005	$ 1,367,714
	2004(dagger)	$ 1,206,794
Biotechnology	2006	$ 4,657,004
	2005	$ 5,466,223
	2004(dagger)	$ 5,363,817
Brokerage and Investment Management	2006	$ 1,872,089
	2005	$ 1,126,684
	2004(dagger)	$ 1,098,831
Business Services and Outsourcing	2006	$ 101,338
	2005	$ 110,380
	2004(dagger)	$ 97,457
Chemicals	2006	$ 507,470
	2005	$ 302,558
	2004(dagger)	$ 117,766
Computers	2006	$ 1,654,128
	2005	$ 2,165,752
	2004(dagger)	$ 2,440,464
Construction and Housing	2006	$ 765,947
	2005	$ 347,502
	2004(dagger)	$ 219,516
Consumer Industries	2006	$ 122,283
	2005	$ 105,179
	2004(dagger)	$ 88,618
Cyclical Industries	2006	$ 183,021
	2005	$ 125,429
	2004(dagger)	$ 79,636
Defense and Aerospace	2006	$ 2,186,560
	2005	$ 1,147,804
	2004(dagger)	$ 801,538
Developing Communications	2006	$ 1,322,295
	2005	$ 1,921,269
	2004(dagger)	$ 1,623,735
Electronics	2006	$ 7,678,966
	2005	$ 8,947,476
	2004(dagger)	$ 9,608,063
Energy	2006	$ 5,592,471
	2005	$ 1,486,069
	2004(dagger)	$ 597,222
Energy Service	2006	$ 3,542,765
	2005	$ 1,509,921
	2004(dagger)	$ 1,172,187
Environmental	2006	$ 61,333
	2005	$ 34,306
	2004(dagger)	$ 34,802
Financial Services	2006	$ 1,323,724
	2005	$ 1,464,956
	2004(dagger)	$ 1,397,008
Food and Agriculture	2006	$ 369,491
	2005	$ 338,378
	2004(dagger)	$ 264,474
Gold	2006	$ 2,345,910
	2005	$ 1,934,868
	2004(dagger)	$ 1,961,081
Health Care	2006	$ 6,281,334
	2005	$ 5,636,873
	2004(dagger)	$ 5,547,922
Home Finance	2006	$ 947,781
	2005	$ 1,180,861
	2004(dagger)	$ 1,102,010
Industrial Equipment	2006	$ 133,996
	2005	$ 135,291
	2004(dagger)	$ 109,669
Industrial Materials	2006	$ 385,519
	2005	$ 327,255
	2004(dagger)	$ 192,683
Insurance	2006	$ 538,966
	2005	$ 492,546
	2004(dagger)	$ 307,451
Leisure	2006	$ 575,038
	2005	$ 579,936
	2004(dagger)	$ 473,343
Medical Delivery	2006	$ 3,669,960
	2005	$ 784,102
	2004(dagger)	$ 373,514
Medical Equipment and Systems	2006	$ 3,223,865
	2005	$ 2,179,714
	2004(dagger)	$ 899,644
Multimedia	2006	$ 260,769
	2005	$ 353,613
	2004(dagger)	$ 448,937
Natural Gas	2006	$ 4,045,688
	2005	$ 1,238,008
	2004(dagger)	$ 533,840
Natural Resources	2006	$ 1,544,495
	2005	$ 411,467
	2004(dagger)	$ 110,330
Networking and Infrastructure	2006	$ 290,054
	2005	$ 403,993
	2004(dagger)	$ 411,330
Paper and Forest Products	2006	$ 81,719
	2005	$ 74,459
	2004(dagger)	$ 54,810
Pharmaceuticals	2006	$ 324,120
	2005	$ 239,135
	2004(dagger)	$ 187,287
Retailing	2006	$ 239,254
	2005	$ 302,011
	2004(dagger)	$ 237,398
Software and Computer Services	2006	$ 1,791,270
	2005	$ 2,169,768
	2004(dagger)	$ 2,188,782
Technology	2006	$ 5,357,259
	2005	$ 6,193,688
	2004(dagger)	$ 6,302,688
Telecommunications	2006	$ 989,730
	2005	$ 1,054,924
	2004(dagger)	$ 1,033,716
Transportation	2006	$ 220,173
	2005	$ 190,465
	2004(dagger)	$ 100,308
Utilities Growth	2006	$ 918,339
	2005	$ 736,341
	2004(dagger)	$ 571,787
Wireless	2006	$ 1,195,844
	2005	$ 1,053,203
	2004(dagger)	$ 346,734

(dagger) Fiscal year ended February 29.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the Select money market fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the Select money market fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA (U.K.)L on behalf of Select money market fund for providing investment advice and research services pursuant to the fixed-income research agreements.

For providing investment advice and research services pursuant to the fixed-income research agreements, fees paid to FIIA on behalf of Select money market fund for the past three fiscal years are shown in the following table.

Fiscal Year Ended February 28	FIIA
Money Market
2006	$ 4,559
2005	$ 270
2004(dagger)	$ 2,556

(dagger) Fiscal year ended February 29.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each Select stock fund, FMR has entered into a master international research agreement with FIIA. On behalf of each Select stock fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA (U.K.)L and FIJ on behalf of each Select stock fund for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of each Select stock fund for the past three fiscal years are shown in the following table.

Fiscal Year Ended February 28	FIIA
Air Transportation
2006	$ 627
2005	$ 76
2004(dagger)	$ 270
Automotive
2006	$ 2,098
2005	$ 245
2004(dagger)	$ 3,138
Banking
2006	$ 2,249
2005	$ 0
2004(dagger)	$ 0
Biotechnology
2006	$ 73,127
2005	$ 0
2004(dagger)	$ 21,077
Brokerage and Investment Management
2006	$ 29,756
2005	$ 1,587
2004(dagger)	$ 2,512
Business Services and Outsourcing
2006	$ 909
2005	$ 151
2004(dagger)	$ 562
Chemicals
2006	$ 4,144
2005	$ 540
2004(dagger)	$ 2,196
Computers
2006	$ 21,185
2005	$ 2,147
2004(dagger)	$ 51,889
Construction and Housing
2006	$ 1,591
2005	$ 91
2004(dagger)	$ 2,128
Consumer Industries
2006	$ 1,061
2005	$ 63
2004(dagger)	$ 471
Cyclical Industries
2006	$ 1,644
2005	$ 127
2004(dagger)	$ 158
Defense and Aerospace
2006	$ 3,109
2005	$ 575
2004(dagger)	$ 6,611
Developing Communications
2006	$ 26,831
2005	$ 2,808
2004(dagger)	$ 97,294
Electronics
2006	$ 205,728
2005	$ 15,223
2004(dagger)	$ 359,365
Energy
2006	$ 89,167
2005	$ 4,642
2004(dagger)	$ 14,597
Energy Service
2006	$ 29,902
2005	$ 0
2004(dagger)	$ 0
Environmental
2006	$ 619
2005	$ 34
2004(dagger)	$ 50
Financial Services
2006	$ 10,346
2005	$ 618
2004(dagger)	$ 1,728
Food and Agriculture
2006	$ 9,788
2005	$ 750
2004(dagger)	$ 2,374
Gold
2006	$ 73,127
2005	$ 0
2004(dagger)	$ 45,848
Health Care
2006	$ 65,078
2005	$ 1,815
2004(dagger)	$ 40,558
Home Finance
2006	$ 0
2005	$ 0
2004(dagger)	$ 0
Industrial Equipment
2006	$ 160
2005	$ 23
2004(dagger)	$ 383
Industrial Materials
2006	$ 899
2005	$ 31
2004(dagger)	$ 3,077
Insurance
2006	$ 298
2005	$ 0
2004(dagger)	$ 0
Leisure
2006	$ 3,069
2005	$ 307
2004(dagger)	$ 4,780
Medical Delivery
2006	$ 18,224
2005	$ 141
2004(dagger)	$ 0
Medical Equipment and Systems
2006	$ 49,707
2005	$ 3,469
2004(dagger)	$ 11,469
Multimedia
2006	$ 2,824
2005	$ 362
2004(dagger)	$ 5,525
Natural Gas
2006	$ 14,182
2005	$ 2,076
2004(dagger)	$ 1,474
Natural Resources
2006	$ 21,154
2005	$ 1,127
2004(dagger)	$ 2,034
Networking and Infrastructure
2006	$ 0
2005	$ 0
2004(dagger)	$ 2,759
Paper and Forest Products
2006	$ 26
2005	$ 5
2004(dagger)	$ 322
Pharmaceuticals
2006	$ 47,322
2005	$ 5,470
2004(dagger)	$ 8,267
Retailing
2006	$ 87
2005	$ 0
2004(dagger)	$ 25
Software and Computer Services
2006	$ 12,776
2005	$ 2,193
2004(dagger)	$ 63,004
Technology
2006	$ 57,294
2005	$ 4,556
2004(dagger)	$ 119,673
Telecommunications
2006	$ 12,070
2005	$ 930
2004(dagger)	$ 17,445
Transportation
2006	$ 2,994
2005	$ 229
2004(dagger)	$ 465
Utilities Growth
2006	$ 154
2005	$ 5
2004(dagger)	$ 62
Wireless
2006	$ 0
2005	$ 0
2004(dagger)	$ 6,887

(dagger) Fiscal year ended February 29.

Sub-Adviser - FRAC. On behalf of each Select stock fund, FMR, FMRC, FIMM, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.</r>

Under the terms of the research agreement, FMR, FMRC, and FIMM agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Sub-Advisers - FMR U.K., FRAC, and FIJ. On behalf of each Select stock fund, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of each Select stock fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).</r>

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.'s and FRAC's costs incurred in connection with providing investment advice and research services.

<r></r>

  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

For the past three fiscal years, no fees were paid to FMR U.K, FRAC, and FIJ on behalf of Banking, Construction and Housing, Environmental, Defense and Aerospace, Energy Service, Home Finance, Industrial Equipment, Insurance, Medical Delivery, and Retailing for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FRAC, and FIJ on behalf of each Select Stock fund (except for Banking, Construction and Housing, Environmental, Defense and Aerospace, Energy Service, Home Finance, Industrial Equipment, Insurance, Medical Delivery, and Retailing) for the past three fiscal years are shown in the following table.

Fiscal Year Ended February 28	FMR U.K.	FRAC	FIJ
Air Transportation
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 317	$ 0	$ 0
Automotive
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 86	$ 4,459	$ 2,633
Biotechnology
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 10,775	$ 0	$ 0
Brokerage and Investment Management
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 2,753	$ 0	$ 0
Business Services and Outsourcing
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 13	$ 0	$ 0
Chemicals
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 485	$ 0	$ 0
Computers
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 7,146	$ 26,393	$ 15,516
Consumer Industries
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 224	$ 0	$ 0
Cyclical Industries
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 26	$ 16	$ 9
Developing Communications
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 28,670	$ 18,320	$ 10,358
Electronics
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 41,988	$ 169,631	$ 96,923
Energy
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 8,536	$ 3	$ 2
Financial Services
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 940	$ 0	$ 0
Food and Agriculture
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 2,116	$ 0	$ 0
Gold
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 41,323	$ 27,201	$ 15,793
Health Care
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 23,509	$ 0	$ 0
Industrial Materials
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 1,263	$ 0	$ 0
Leisure
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 411	$ 0	$ 0
Medical Equipment and Systems
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 6,780	$ 0	$ 0
Multimedia
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 1,191	$ 1,089	$ 633
Natural Gas
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 482	$ 165	$ 97
Natural Resources
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 1,034	$ 22	$ 13
Networking and Infrastructure
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 1,909	$ 589	$ 338
Paper and Forest Products
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 293	$ 0	$ 0
Pharmaceuticals
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 7,575	$ 4,514	$ 2,623
Software and Computer Services
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 9,760	$ 0	$ 0
Technology
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 16,632	$ 39,980	$ 22,791
Telecommunications
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 14,861	$ 175,711	$ 106,269
Transportation
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 0	$ 269	$ 157
Utilities Growth
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 0	$ 12,531	$ 7,318
Wireless
2006	$ 0	$ 0	$ 0
2005	$ 0	$ 0	$ 0
2004(dagger)	$ 4,529	$ 4,107	$ 2,319

(dagger) Fiscal year ended February 29.

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of each Select stock fund for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of each Select stock fund (except Air Transportation, Automotive, Banking, Brokerage and Investment Management, Chemicals, Computers, Cyclical Industries, Developing Communications, Electronics, Energy, Financial Services, Health Care, Insurance, Medical Delivery, Multimedia, Natural Resources, Pharmaceuticals, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth and Wireless) for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of Air Transportation, Automotive, Banking, Brokerage and Investment Management, Chemicals, Computers, Cyclical Industries, Developing Communications, Electronics, Energy, Financial Services, Health Care, Insurance, Medical Delivery, Multimedia, Natural Resources, Pharmaceuticals, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth and Wireless for the past three fiscal years are shown in the following table.

Fiscal Year Ended February 28	FRAC	FIJ
Air Transportation
2006	$ 54	$ 108
2005	$ 52	$ 0
2004(dagger)	$ 0	$ 0
Automotive
2006	$ 77	$ 1,755
2005	$ 29	$ 108
2004(dagger)	$ 131	$ 2,167
Banking
2006	$ 154	$ 459
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Brokerage and Investment Management
2006	$ 368	$ 540
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Chemicals
2006	$ 20	$ 405
2005	$ 8	$ 0
2004(dagger)	$ 0	$ 0
Computers
2006	$ 109	$ 297
2005	$ 146	$ 0
2004(dagger)	$ 227	$ 648
Cyclical Industries
2006	$ 3	$ 81
2005	$ 2	$ 54
2004(dagger)	$ 0	$ 0
Developing Communications
2006	$ 1	$ 54
2005	$ 75	$ 27
2004(dagger)	$ 193	$ 478
Electronics
2006	$ 740	$ 567
2005	$ 2,071	$ 108
2004(dagger)	$ 2,423	$ 837
Energy
2006	$ 337	$ 837
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Financial Services
2006	$ 97	$ 1,107
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Health Care
2006	$ 155	$ 216
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Insurance
2006	$ 2	$ 108
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Medical Delivery
2006	$ 36	$ 405
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Multimedia
2006	$ 5	$ 216
2005	$ 15	$ 0
2004(dagger)	$ 38	$ 324
Natural Resources
2006	$ 41	$ 1,674
2005	$ 0	$ 0
2004(dagger)	$ 0	$ 0
Pharmaceuticals
2006	$ 114	$ 864
2005	$ 6	$ 0
2004(dagger)	$ 71	$ 3,413
Software and Computer Services
2006	$ 431	$ 891
2005	$ 588	$ 189
2004(dagger)	$ 942	$ 1,242
Technology
2006	$ 304	$ 405
2005	$ 429	$ 0
2004(dagger)	$ 859	$ 1,385
Transportation
2006	$ 57	$ 108
2005	$ 65	$ 0
2004(dagger)	$ 0	$ 0
Utilities Growth
2006	$ 0	$ 0
2005	$ 0	$ 0
2004(dagger)	$ 119	$ 618
Wireless
2006	$ 0	$ 0
2005	$ 19	$ 0
2004(dagger)	$ 53	$ 307

(dagger) Fiscal year ended February 29.

The following persons are research analysts and are the portfolio managers of the Select fund(s) indicated. Research analysts who also manage sector funds, such as the Select funds, are referred to as sector fund managers.

Sector Fund Manager	Select Fund(s)
Andrew Hatem	Air Transportation; Defense and Aerospace
Anmol Mehra	Automotive
Ramona Persaud	Banking
Rajiv Kaul	Biotechnology
Charles Hebard	Brokerage and Investment Management; Financial Services
Benjamin Hesse	Business Services and Outsourcing
James Morrow	Business Services and Outsourcing; Electronics; Technology
Chris Bartel	Chemicals[1]; Cyclical Industries; Industrial Equipment; Paper and Forest Products; Transportation1
Heather Lawrence	Computers[2]
Nora Creedon	Construction and Housing
John Roth	Consumer Industries; Multimedia
Yun-Min Chai	Developing Communications; Networking and Infrastructure
Matthew Friedman	Energy; Natural Resources
John Dowd	Energy Service
Douglas Simmons	Environmental
Robert Lee	Food and Agriculture
Harlan Carere	Health Care; Pharmaceuticals
Valerie Friedholm	Home Finance
Stephen Hermsdorf	Insurance
Gopal Reddy	Leisure
Matthew Sabel	Medical Delivery
Aaron Cooper	Medical Equipment and Systems
James McElligott	Natural Gas
Justin Bennett	Paper and Forest Products
Martin Zinny	Retailing
Kelly Cardwell	Software and Computer Services
Brian Younger	Telecommunications; Utilities Growth; Wireless
Lindsay Connor	Transportation3

1 Mr. Bartel was appointed to manage Select Chemicals and co-manage Select Transportation effective April 10, 2006. Information with respect to his compensation on these funds and other accounts managed will be made available in a supplement to this SAI.

2 Ms. Lawrence was appointed to manage Select Computers effective April 1, 2006. Information with respect to her compensation on the fund an other accounts managed will be made available in a supplement to this SAI.

3 Ms. Connor was appointed to co-manage Select Transportation effective April 10, 2006. Information with respect to her compensation on the find and other accounts managed will be made available in a supplement to this Statement of Additional Information.

Each sector fund manager receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2006 (March 31, 2006, for the sector fund managers of Brokerage and Investment Management, Business Services and Outsourcing, Insurance, and Paper and Forest Products), each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. Each sector fund manager's bonus is based on several components. A portion of each sector fund manager's bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The index for each Select fund listed above is:

Select Fund
Air Transportation	Air Transportation Custom Index4
Automotive	Automotive Custom Index[4]
Banking	Banking Custom Index[4]
Biotechnology	Biotechnology Custom Index[4]
Brokerage and Investment Management	Brokerage and Investment Management Custom Index4
Business Services and Outsourcing	Business Services and Outsourcing Custom Index[4]
Construction and Housing	Construction and Housing Custom Index[4]
Consumer Industries	Goldman Sachs Consumer Industries Index
Cyclical Industries	Goldman Sachs Cyclical Industries Index
Defense and Aerospace	Defense and Aerospace Custom Index[4]
Developing Communications	Developing Communications Custom Index[4]
Electronics	Electronics Custom Index[4]
Energy	Energy Custom Index[4]
Energy Service	Energy Service Custom Index4
Environmental	Environmental Custom Index4
Financial Services	Goldman Sachs Financial Services Index
Food and Agriculture	Food and Agriculture Custom Index[4]
Health Care	Goldman Sachs Health Care Index
Home Finance	Home Finance Custom Index[4]
Industrial Equipment	Industrial Equipment Custom Index[4]
Insurance	Insurance Custom Index[4]
Leisure	Leisure Custom Index[4]
Medical Delivery	Medical Delivery Custom Index[4]
Medical Equipment and Systems	Medical Equipment and Systems Custom Index[4]
Multimedia	Multimedia Custom Index[4]
Natural Gas	Natural Gas Custom Index[4]
Natural Resources	Goldman Sachs Natural Resources Index
Networking and Infrastructure	Networking and Infrastructure Custom Index[4]
Paper and Forest Products	Paper and Forest Products Custom Index[4]
Pharmaceuticals	Pharmaceuticals Custom Index[4]
Retailing	Retailing Custom Index[4]
Software and Computer Services	Software and Computer Services Custom Index[4]
Technology	Goldman Sachs Technology Index
Telecommunications	Telecommunications Custom Index[4]
Utilities Growth	Goldman Sachs Utilities Index
Wireless	Wireless Custom Index[4]

4 This is a customized industry benchmark index developed by FMR for internal use. Each customized industry benchmark generally is a market-capitalization weighted index of securities that meet a fund's 80% name test policy. FMR rebalances these customized industry benchmark indexes monthly to add new securities issued (e.g., IPO's) and to exclude securities that fall below a certain market capitalization in the weighted index. The customized industry benchmarks generally exclude securities of foreign companies, with the exception of Automotive Custom Index and Pharmaceuticals Custom Index.

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a Select fund's trade allocation policies and procedures may give rise to conflicts of interest if the Select fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Select fund. Securities selected for funds or accounts other than a Select fund may outperform the securities selected for the Select fund. Personal accounts may give rise to potential conflicts of interest; trading in person accounts is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a Select fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Hatem as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,019	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation Portfolio ($118 (in millions) assets managed) and Defense and Aerospace Portfolio ($902 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Mehra as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 15	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Automotive Portfolio ($15 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Ms. Persaud as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 367	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking Portfolio ($367 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Kaul as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,876	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Biotechnology Portfolio ($1,811 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hebard as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,160	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($1,218 (in millions) assets managed), and Financial Services Portfolio ($490 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hesse as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Business Services and Outsourcing Portfolio ($42 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Morrow as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,271	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Business Services and Outsourcing Portfolio ($42 (in millions) assets managed), Electronics Portfolio ($2,840 (in millions) assets managed), and Technology Portfolio ($1,923 (in millions) assets managed).

The following table provides information relating to other accounts managed by Ms. Creedon as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 244	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($244 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Roth as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 200	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Industries Portfolio ($50 (in millions) assets managed) and Multimedia Portfolio ($81 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Bartel as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 488	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Cyclical Industries Portfolio ($83 (in millions) assets managed), Industrial Equipment Portfolio ($74 (in millions) assets managed), and Paper and Forest Products Portfolio ($28 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Chai as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,647	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Developing Communications Portfolio ($480 (in millions) assets managed) and Networking and Infrastructure Portfolio ($127 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Friedman as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,587	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Portfolio ($2,552 (in millions) assets managed) and Natural Resources Portfolio ($885 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Dowd as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,734	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($1,734 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,106	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,050	none	none

* Includes Environmental Portfolio ($55 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Lee as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 125	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Food and Agriculture Portfolio ($125 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Carere as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,459	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Health Care Portfolio ($2,380 (in millions) assets managed) and Pharmaceuticals Portfolio ($142 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Ms. Friedholm as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 292	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Home Finance Portfolio ($292 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hermsdorf as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 203	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance Portfolio ($203 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Reddy as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 205	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($205 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sabel as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Delivery Portfolio ($1,471 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Cooper as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,115	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Equipment and Systems Portfolio ($1,115 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. McElligott as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,571	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($1,571 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Bennett as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 28	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Paper and Forest Products Portfolio ($28 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Zinny as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 67	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($67 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Cardwell as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Software and Computer Services Portfolio ($564 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Younger as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,432	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecommunications Portfolio ($402 (in millions) assets managed), Utilities Growth Portfolio ($296 (in millions) assets managed), and Wireless Portfolio ($502 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

Daniel Dupont is a research analyst and is the portfolio manager of Select Gold Portfolio. Jody Simes is a research analyst and is the portfolio manager of Select Industrial Materials Portfolio. Research analysts who also manage a sector fund, such as a Select fund, are referred to as sector fund managers. Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2006, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of responsibility and performance as a research analyst and sector fund manager at FMR or its affiliates. Each sector fund manager's bonus is based on several components over a one-year period for research performance and over a one-year period, and an additional period relating to tenure on the sector fund, if longer, for performance of the fund and other investment accounts. A substantial portion of each sector fund manager's bonus for his fund relates to his performance as a research analyst and is based on ratings that relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts. Additional components of the bonus are based on the Director of Research's assessment of the research analyst's performance and may include factors such as measurement of the analyst's stock recommendations; the pre-tax investment performance of the fund relative to a benchmark index (which may be a customized industry benchmark index developed by FMR), and the pre-tax investment performance of the fund relative to sector peer groups of funds, if applicable; and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon the investment performance of a broad range of FMR equity funds and accounts. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The index for each Select fund above is:

Select Fund	Sector or Industry Index
Gold	Gold Custom Index5
Industrial Materials	Industrial Materials Custom Index[5]

5 This is a customized industry benchmark index developed by FMR for internal use. Each customized industry benchmark generally is a market-capitalization weighted index of securities that meet a fund's 80% name test policy. FMR rebalances these customized industry benchmark indexes monthly to add new securities issued (e.g., IPO's) and to exclude securities that fall below a certain market capitalization in the weighted index. The customized industry benchmarks generally exclude securities of foreign companies.

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a sector fund manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a Select fund's trade allocation policies and procedures may give rise to conflicts of interest if the Select fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Select fund. Securities selected for funds or accounts other than a Select fund may outperform the securities selected for the Select fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a Select fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Dupont as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,326	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,326 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simes as of February 28, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 170	none	$ 25
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Materials Portfolio ($170 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following tables provide the dollar range of shares of a Select fund beneficially owned by its sector fund manager:

Dollar Range of Fund Shares Owned as of February 28, 2006

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares
Andrew Hatem	Air Transportation	none
	Defense and Aerospace	none
Anmol Mehra	Automotive
Ramona Persaud	Banking	none
Rajiv Kaul	Biotechnology	none
Charles Hebard	Financial Services	none
James Morrow	Electronics Technology	none $50,001-$100,000
Nora Creedon	Construction and Housing	none
John Roth	Consumer Industries Multimedia	$10,001-$50,000 $10,001-$50,000
Chris Bartel	Cyclical Industries Industrial Equipment	none none
Yun-Min Chai	Developing Communications Networking and Infrastructure	none none
Matthew Friedman	Energy Natural Resources	none $50,001-$100,000
John Dowd	Energy Service	none
Douglas Simmons	Environmental	none
Robert Lee	Food and Agriculture	$10,001-$50,000
Daniel Dupont	Gold	none
Harlan Carere	Health Care Pharmaceuticals	none $50,001-$100,000
Valerie Friedholm	Home Finance	none
Jody Simes	Industrial Materials	$100,000-$500,000
Gopal Reddy	Leisure	$10,001-$50,000
Matthew Sabel	Medical Delivery	$50,001-$100,000
Aaron Cooper	Medical Equipment and Systems	$10,001-$50,000
James McElligott	Natural Gas	$10,001-$50,000
Martin Zinny	Retailing	none
Kelly Cardwell	Software and Computer Services	$50,001-$100,000
Brian Younger	Telecommunications Utilities Growth Wireless	$100,001-$500,000 none none

Dollar Range of Fund Shares Owned as of March 31, 2006 (pursuant to appointment after each fund's fiscal year end)

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares
Charles Hebard	Brokerage and Investment Management	none
Benjamin Hesse	Business Services and Outsourcing	$10,001-$50,000
James Morrow	Business Services and Outsourcing	$10,001-$50,000
Stephen Hermsdorf	Insurance	$1-$10,000
Chris Bartel	Paper and Forest Products	none
Justin Bennett	Paper and Forest Products	none

<r></r>

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000 stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge RevenueA		Deferred Sales Charge RevenueB
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Air Transportation	February 28, 2006	$ 0	$ 0	$ 45	$ 45
	2005	$ 0	$ 0	$ 272	$ 272
	2004(dagger)	$ 57,439	$ 57,439	$ 374	$ 374
Automotive	February 28, 2006	$ 0	$ 0	$ 3	$ 3
	2005	$ 0	$ 0	$ 24	$ 24
	2004(dagger)	$ 28,783	$ 28,783	$ 195	$ 195
Banking	February 28, 2006	$ 0	$ 0	$ 1,665	$ 1,665
	2005	$ 0	$ 0	$ 2,701	$ 2,701
	2004(dagger)	$ 161,605	$ 161,605	$ 3,596	$ 3,596
Biotechnology	February 28, 2006	$ 0	$ 0	$ 14,905	$ 14,905
	2005	$ 0	$ 0	$ 24,098	$ 24,098
	2004(dagger)	$ 962,665	$ 962,665	$ 19,652	$ 19,652
Brokerage and Investment Management	February 28, 2006	$ 0	$ 0	$ 556	$ 556
	2005	$ 0	$ 0	$ 2,733	$ 2,733
	2004(dagger)	$ 208,354	$ 208,354	$ 1,590	$ 1,590
Business Services and Outsourcing	February 28, 2006	$ 0	$ 0	$ 369	$ 369
	2005	$ 0	$ 0	$ 305	$ 305
	2004(dagger)	$ 18,330	$ 18,330	$ 315	$ 315
Chemicals	February 28, 2006	$ 0	$ 0	$ 824	$ 824
	2005	$ 0	$ 0	$ 1,326	$ 1,326
	2004(dagger)	$ 15,045	$ 15,045	$ 2,221	$ 2,221
Computers	February 28, 2006	$ 0	$ 0	$ 1,300	$ 1,300
	2005	$ 0	$ 0	$ 3,285	$ 3,285
	2004(dagger)	$ 380,503	$ 380,503	$ 3,001	$ 3,001
Construction and Housing	February 28, 2006	$ 0	$ 0	$ 565	$ 565
	2005	$ 0	$ 0	$ 321	$ 321
	2004(dagger)	$ 67,175	$ 67,175	$ 684	$ 684
Consumer Industries	February 28, 2006	$ 0	$ 0	$ 111	$ 111
	2005	$ 0	$ 0	$ 95	$ 95
	2004(dagger)	$ 16,685	$ 16,685	$ 119	$ 119
Cyclical Industries	February 28, 2006	$ 0	$ 0	$ 122	$ 122
	2005	$ 0	$ 0	$ 172	$ 172
	2004(dagger)	$ 15,842	$ 15,842	$ 75	$ 75
Defense and Aerospace	February 28, 2006	$ 0	$ 0	$ 82	$ 82
	2005	$ 0	$ 0	$ 678	$ 678
	2004(dagger)	$ 179,190	$ 179,190	$ 1,493	$ 1,493
Developing Communications	February 28, 2006	$ 0	$ 0	$ 1,333	$ 1,333
	2005	$ 0	$ 0	$ 5,533	$ 5,533
	2004(dagger)	$ 294,067	$ 294,067	$ 1,239	$ 1,239
Electronics	February 28, 2006	$ 0	$ 0	$ 3,714	$ 3,714
	2005	$ 0	$ 0	$ 10,850	$ 10,850
	2004(dagger)	$ 1,953,675	$ 1,953,675	$ 5,497	$ 5,497
Energy	February 28, 2006	$ 0	$ 0	$ 4,146	$ 4,146
	2005	$ 0	$ 0	$ 10,735	$ 10,735
	2004(dagger)	$ 91,621	$ 91,621	$ 7,725	$ 7,725
Energy Service	February 28, 2006	$ 0	$ 0	$ 2,320	$ 2,320
	2005	$ 0	$ 0	$ 3,142	$ 3,142
	2004(dagger)	$ 171,026	$ 171,026	$ 7,169	$ 7,169
Environmental	February 28, 2006	$ 0	$ 0	$ 836	$ 836
	2005	$ 0	$ 0	$ 1,100	$ 1,100
	2004(dagger)	$ 6,981	$ 6,981	$ 1,119	$ 1,119
Financial Services	February 28, 2006	$ 0	$ 0	$ 5,676	$ 5,676
	2005	$ 0	$ 0	$ 11,250	$ 11,250
	2004(dagger)	$ 167,026	$ 167,026	$ 8,315	$ 8,315
Food and Agriculture	February 28, 2006	$ 0	$ 0	$ 370	$ 370
	2005	$ 0	$ 0	$ 2,041	$ 2,041
	2004(dagger)	$ 21,209	$ 21,209	$ 2,871	$ 2,871
Gold	February 28, 2006	$ 0	$ 0	$ 7,423	$ 7,423
	2005	$ 0	$ 0	$ 23,695	$ 23,695
	2004(dagger)	$ 630,419	$ 630,419	$ 30,622	$ 30,622
Health Care	February 28, 2006	$ 0	$ 0	$ 29,300	$ 29,300
	2005	$ 0	$ 0	$ 76,238	$ 76,238
	2004(dagger)	$ 522,632	$ 522,632	$ 64,322	$ 64,322
Home Finance	February 28, 2006	$ 0	$ 0	$ 821	$ 821
	2005	$ 0	$ 0	$ 1,854	$ 1,854
	2004(dagger)	$ 91,742	$ 91,742	$ 2,192	$ 2,192
Industrial Equipment	February 28, 2006	$ 0	$ 0	$ 417	$ 417
	2005	$ 0	$ 0	$ 88	$ 88
	2004(dagger)	$ 21,353	$ 21,353	$ 199	$ 199
Industrial Materials	February 28, 2006	$ 0	$ 0	$ 227	$ 227
	2005	$ 0	$ 0	$ 303	$ 303
	2004(dagger)	$ 62,697	$ 62,697	$ 256	$ 256
Insurance	February 28, 2006	$ 0	$ 0	$ 426	$ 426
	2005	$ 0	$ 0	$ 648	$ 648
	2004(dagger)	$ 75,440	$ 75,440	$ 764	$ 764
Leisure	February 28, 2006	$ 0	$ 0	$ 4,365	$ 4,365
	2005	$ 0	$ 0	$ 10,210	$ 10,210
	2004(dagger)	$ 94,557	$ 94,557	$ 9,187	$ 9,187
Medical Delivery	February 28, 2006	$ 0	$ 0	$ 696	$ 696
	2005	$ 0	$ 0	$ 1,579	$ 1,579
	2004(dagger)	$ 55,381	$ 55,381	$ 1,863	$ 1,863
Medical Equipment and Systems	February 28, 2006	$ 0	$ 0	$ 486	$ 486
	2005	$ 0	$ 0	$ 3,011	$ 3,011
	2004(dagger)	$ 1,148,354	$ 1,148,354	$ 622	$ 622
Multimedia	February 28, 2006	$ 0	$ 0	$ 516	$ 516
	2005	$ 0	$ 0	$ 1,208	$ 1,208
	2004(dagger)	$ 222,797	$ 222,797	$ 1,694	$ 1,694
Natural Gas	February 28, 2006	$ 0	$ 0	$ 1,750	$ 1,750
	2005	$ 0	$ 0	$ 1,370	$ 1,370
	2004(dagger)	$ 324,628	$ 324,628	$ 1,242	$ 1,242
Natural Resources	February 28, 2006	$ 0	$ 0	$ 278	$ 278
	2005	$ 0	$ 0	$ 363	$ 363
	2004(dagger)	$ 19,804	$ 19,804	$ 172	$ 172
Networking and Infrastructure	February 28, 2006	$ 0	$ 0	$ 40	$ 40
	2005	$ 0	$ 0	$ 370	$ 370
	2004(dagger)	$ 254,182	$ 254,182	$ 876	$ 876
Paper and Forest Products	February 28, 2006	$ 0	$ 0	$ 803	$ 803
	2005	$ 0	$ 0	$ 465	$ 465
	2004(dagger)	$ 9,451	$ 9,451	$ 661	$ 661
Pharmaceuticals	February 28, 2006	$ 0	$ 0	$ 131	$ 131
	2005	$ 0	$ 0	$ 164	$ 164
	2004(dagger)	$ 91,693	$ 91,693	$ 199	$ 199
Retailing	February 28, 2006	$ 0	$ 0	$ 497	$ 497
	2005	$ 0	$ 0	$ 1,465	$ 1,465
	2004(dagger)	$ 97,830	$ 97,830	$ 745	$ 745
Software and Computer Services	February 28, 2006	$ 0	$ 0	$ 2,221	$ 2,221
	2005	$ 0	$ 0	$ 5,487	$ 5,487
	2004(dagger)	$ 322,678	$ 322,678	$ 4,525	$ 4,525
Technology	February 28, 2006	$ 0	$ 0	$ 15,463	$ 15,463
	2005	$ 0	$ 0	$ 29,132	$ 29,132
	2004(dagger)	$ 1,307,558	$ 1,307,558	$ 19,918	$ 19,918
Telecommunications	February 28, 2006	$ 0	$ 0	$ 4,228	$ 4,228
	2005	$ 0	$ 0	$ 8,447	$ 8,447
	2004(dagger)	$ 123,829	$ 123,829	$ 8,929	$ 8,929
Transportation	February 28, 2006	$ 0	$ 0	$ 29	$ 29
	2005	$ 0	$ 0	$ 216	$ 216
	2004(dagger)	$ 37,680	$ 37,680	$ 288	$ 288
Utilities Growth	February 28, 2006	$ 0	$ 0	$ 4,926	$ 4,926
	2005	$ 0	$ 0	$ 11,393	$ 11,393
	2004(dagger)	$ 74,191	$ 74,191	$ 14,145	$ 14,145
Wireless	February 28, 2006	$ 0	$ 0	$ 175	$ 175
	2005	$ 0	$ 0	$ 2,435	$ 2,435
	2004(dagger)	$ 217,933	$ 217,933	$ 72	$ 72
Money Market	February 28, 2006	$ 0	$ 0	$ 10,037	$ 10,037
	2005	$ 0	$ 0	$ 41,842	$ 41,842
	2004(dagger)	$ 229,282	$ 229,282	$ 52,724	$ 52,724

(dagger) Fiscal year ended February 29.

A On September 22, 2003, each Select fund's 3% sales charge was eliminated.

B Prior to July 1, 2005, each Select fund had a 1% deferred sales charge upon redemption of shares purchased prior to October 12, 1990. The deferred sales charge did not apply to exchanges between Select funds.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers and administrators, that provide those services. Currently, the Board of Trustees has authorized such payments for each Select fund's shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, service-providers and administrators. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules, FDC or any affiliate may pay or allow other incentives or payments to intermediaries.

The funds' transfer agent or an affiliate may also make payments and reimbursements to certain intermediaries, including retirement plan sponsors, service providers and administrators, for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service providers for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FSC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

For the Select stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in each Fidelity Freedom Fund and Fidelity Four-in-One Index Fund, funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, Freedom Fund's, or Fidelity Four-in-One Index Fund's assets that is invested in a fund, subject to certain limitations in the case of Fidelity Four-in-One Index Fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FSC or an affiliate may make payments to intermediaries for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FSC or an affiliate does not provide recordkeeping services to a retirement plan, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan.

Each fund has also entered into a service agent agreement with FSC. Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each Select stock fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the money market fund is 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0040% of average net assets between $10 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for the Select stock funds are 0.0500% of the first $500 million of average net assets, 0.0350% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
Air Transportation	$ 23,997	$ 27,966	$ 55,493
Automotive	$ 8,988	$ 26,856	$ 55,461
Banking	$ 203,889	$ 238,330	$ 259,764
Biotechnology	$ 648,170	$ 743,462	$ 846,261
Brokerage and Investment Management	$ 300,076	$ 196,421	$ 236,640
Business Services and Outsourcing	$ 17,845	$ 28,233	$ 55,495
Chemicals	$ 89,144	$ 53,301	$ 55,537
Computers	$ 278,134	$ 339,524	$ 447,072
Construction and Housing	$ 134,480	$ 60,590	$ 61,854
Consumer Industries	$ 21,452	$ 28,467	$ 55,446
Cyclical Industries	$ 32,134	$ 29,962	$ 55,438
Defense and Aerospace	$ 343,614	$ 199,011	$ 172,488
Developing Communications	$ 232,577	$ 311,924	$ 325,952
Electronics	$ 1,018,694	$ 1,146,655	$ 1,278,491
Energy	$ 762,933	$ 249,417	$ 127,913
Energy Service	$ 511,068	$ 255,687	$ 254,498
Environmental	$ 10,722	$ 26,082	$ 55,434
Financial Services	$ 232,135	$ 253,189	$ 299,543
Food and Agriculture	$ 64,841	$ 59,061	$ 58,752
Gold	$ 364,133	$ 311,205	$ 383,563
Health Care	$ 846,886	$ 762,016	$ 869,489
Home Finance	$ 166,341	$ 205,657	$ 237,440
Industrial Equipment	$ 23,577	$ 28,744	$ 56,686
Industrial Materials	$ 67,676	$ 57,062	$ 64,914
Insurance	$ 94,548	$ 85,792	$ 66,647
Leisure	$ 100,900	$ 101,258	$ 102,068
Medical Delivery	$ 525,810	$ 132,499	$ 79,283
Medical Equipment and Systems	$ 471,710	$ 340,899	$ 189,465
Multimedia	$ 45,907	$ 61,771	$ 97,139
Natural Gas	$ 572,746	$ 208,531	$ 114,928
Natural Resources	$ 256,458	$ 71,606	$ 56,093
Networking and Infrastructure	$ 50,961	$ 70,572	$ 89,486
Paper and Forest Products	$ 14,349	$ 27,191	$ 55,450
Pharmaceuticals	$ 57,079	$ 41,758	$ 57,598
Retailing	$ 42,030	$ 52,688	$ 57,787
Software and Computer Services	$ 295,183	$ 339,990	$ 413,492
Technology	$ 732,912	$ 830,899	$ 968,538
Telecommunications	$ 173,772	$ 184,054	$ 222,520
Transportation	$ 38,640	$ 38,039	$ 55,465
Utilities Growth	$ 161,029	$ 128,358	$ 123,861
Wireless	$ 210,268	$ 183,956	$ 78,882
Money Market	$ 91,240	$ 84,941	$ 103,279

For administering each Select stock fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Payments made by each Select stock fund to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2006	2005	2004
Air Transportation	$ 865	$ 694	$ 935
Automotive	$ 145	$ 53	$ 488
Banking	$ 975	$ 1,218	$ 1,310
Biotechnology	$ 16,327	$ 39,064	$ 25,381
Brokerage and Investment Management	$ 5,357	$ 2,153	$ 1,248
Business Services and Outsourcing	$ 430	$ 990	$ 650
Chemicals	$ 773	$ 961	$ 215
Computers	$ 609	$ 1,581	$ 4,013
Construction and Housing	$ 2,100	$ 1,191	$ 263
Consumer Industries	$ 97	$ 96	$ 66
Cyclical Industries	$ 225	$ 327	$ 19
Defense and Aerospace	$ 3,290	$ 2,338	$ 3,263
Developing Communications	$ 4,139	$ 7,572	$ 10,014
Electronics	$ 11,800	$ 11,261	$ 5,567
Energy	$ 4,631	$ 1,736	$ 485
Energy Service	$ 5,398	$ 8,393	$ 5,994
Environmental	$ 185	$ 191	$ 174
Financial Services	$ 1,366	$ 198	$ 974
Food and Agriculture	$ 1,471	$ 1,802	$ 296
Gold	$ 7,830	$ 7,450	$ 6,643
Health Care	$ 6,623	$ 3,702	$ 1,442
Home Finance	$ 1,986	$ 567	$ 349
Industrial Equipment	$ 380	$ 656	$ 156
Industrial Materials	$ 1,099	$ 349	$ 899
Insurance	$ 188	$ 176	$ 228
Leisure	$ 3,738	$ 1,181	$ 2,531
Medical Delivery	$ 2,630	$ 931	$ 635
Medical Equipment and Systems	$ 7,087	$ 5,047	$ 1,596
Multimedia	$ 490	$ 1,879	$ 1,990
Natural Gas	$ 2,432	$ 3,249	$ 747
Natural Resources	$ 1,177	$ 374	$ 99
Networking and Infrastructure	$ 388	$ 893	$ 1,107
Paper and Forest Products	$ 34	$ 47	$ 203
Pharmaceuticals	$ 1,378	$ 1,343	$ 374
Retailing	$ 950	$ 1,637	$ 293
Software and Computer Services	$ 1,422	$ 5,405	$ 4,197
Technology	$ 6,000	$ 4,574	$ 4,549
Telecommunications	$ 2,917	$ 923	$ 1,678
Transportation	$ 585	$ 543	$ 374
Utilities Growth	$ 1,347	$ 575	$ 963
Wireless	$ 3,246	$ 2,429	$ 1,714

DESCRIPTION OF THE TRUST

Trust Organization. Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Wireless Portfolio, and Money Market Portfolio are funds of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980. On April 1, 2001, Environmental Portfolio changed its name from Environmental Services Portfolio to Environmental Portfolio. On August 2, 1999, Banking Portfolio changed its name from Regional Banks Portfolio to Banking Portfolio. Currently, there are 42 funds offered in Fidelity Select Portfolios: Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Wireless Portfolio, and Money Market Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of each Select stock fund. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the Select money market fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of each Select stock fund in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of each Select stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.</r>

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended February 28, 2006, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.</r>

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The Select money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

2. Each Select stock fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

<r></r>

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement: a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.</r>

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.</r>

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); and Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

<r></r>

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Select Portfolios, and Fidelity Investments & (Pyramid) Design, are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Fidelity Select Portfolios

Post-Effective Amendment No. 82

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

(2) Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contracts between Fidelity Select Portfolios, on behalf of each Select portfolio except Cyclical Industries, Money Market, Natural Resources, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, and Fidelity Management & Research Company, dated November 1, 1999, are incorporated herein by reference to Exhibit Nos. d(3)(a-kk) of Post-Effective Amendment No. 71.

(2) Management Contract between Fidelity Select Portfolios, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 72.

(3) Management Contract between Fidelity Select Portfolios, on behalf of Money Market Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 72.

(4) Management Contract between Fidelity Select Portfolios, on behalf of Natural Resources Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 72.

(5) Management Contract between Fidelity Select Portfolios, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research Company, dated July 20, 2000, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 70.

(6) Management Contract between Fidelity Select Portfolios, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research Company, dated May 17, 2001, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 74.

(7) Management Contract between Fidelity Select Portfolios, on behalf of Wireless Portfolio, and Fidelity Management & Research Company, dated July 20, 2000, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 70.

(8) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) on behalf of each Select equity portfolio except Business Services and Outsourcing, Gold, Medical Equipment and Systems, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, dated April 1, 2001, are incorporated herein by reference to Exhibit Nos. (d)(8)(1-36) of Post-Effective Amendment No. 72.

(9) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated December 18, 1997, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 62.

(10) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated June 1, 1998, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 65.

(11) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated December 18, 1997, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 65.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated July 20, 2000, is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment No. 70.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated May 17, 2001, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 74.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (Far East) Inc., (currently Fidelity Research & Analysis Company) dated July 20, 2000, is incorporated herein by reference to Exhibit d(25) of Post-Effective Amendment No. 70.

(15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc. (currently known as known as Fidelity Investments Money Management, Inc.), dated January 1, 1990, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 51.

(16) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of each Select equity portfolio except Business Services and Outsourcing, Gold, Medical Equipment and Systems, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, dated April 1, 2001, are incorporated herein by reference to Exhibit Nos. (d)(16)(1-36) of Post-Effective Amendment No.72.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (U.K.) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 65.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 65.

(20) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (U.K.) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 70.

(21) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research (U.K.) Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 74.

(22) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (U.K.) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(24) of Post-Effective Amendment No. 70.

(23) Sub-Advisory Agreements between Fidelity Management & Research Company, on behalf of each Select equity portfolio except Pharmaceuticals Portfolio, and FMR Co., Inc., dated January 1, 2001, are incorporated herein by reference to Exhibit Nos. d(18)(a-nn) of Post-Effective Amendment No. 71.

(24) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and FMR Co., Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 74.

(25) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(26) Schedule A, dated July 21, 2005, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(10) of Fidelity Union Street Trust's (File No. 002-50318) Post-Effective Amendment No. 110.

(27) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(28) Schedule A, dated July 21, 2005, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(52) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(29) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(30) Schedule A, dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(54) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(31) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(32) Schedule A, dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select portfolio except Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(56) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(33) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Fidelity Select Portfolios on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(34) Schedule A, dated November 17, 2005, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Fidelity Select Portfolios on behalf of Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(16) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 87.

(35) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Select Portfolios on behalf of Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(36) Schedule A, dated November 17, 2005, to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Select Portfolios on behalf of Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(18) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 87.

(37) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Select Portfolios on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(38) Schedule A, dated January 20, 2006, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Select Portfolios on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(39) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(e) (1) General Distribution Agreements, dated May 19, 2005, between Fidelity Select Portfolios on behalf of Air Transportation, Automotive, Banking, Biotechnology, Brokerage and Investment Management, Business Services and Outsourcing, Chemicals, Computers, Construction and Housing, Consumer Industries, Cyclical Industries, Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental, Financial Services, Food and Agriculture, Gold, Health Care, , Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Medical Equipment and Systems, Money Market, m Multimedia, Natural Gas, Natural Resources, Networking and Infrastructure, Paper and Forest Products, Pharmaceuticals, Retailing, , Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth, and Wireless Portfolios and Fidelity Distributors Corporation are filed herein as Exhibits (e)(1-42).

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(2) Appendix A, dated December 21, 2004, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (g)(2) of Variable Insurance Products Fund IV's (File No. 002-84130) Post-Effective Amendment No. 72.

(3) Appendix B, dated September 26, 2005, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (g)(7) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 91.

(4) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each equity Select portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 60.

(5) Custodian Agreement and Appendix C, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Money Market Trust's (File No. 2-62417) Post-Effective Amendment No. 64.

(6) Appendix A, dated April 13, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (g)(2) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 60.

(7) Appendix B, dated March 2, 2005, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (g)(3) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 97.

(8) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Aberdeen Street Trust's (File No.002-43529) Post-Effective Amendment No. 37.

(9) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(11) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(12) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(13) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(14) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(15) Schedule A-1, dated August 15, 2005, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Select Portfolios on behalf of the Registrant, is incorporated herein by reference to Exhibit (g)(27) of Fidelity Securities Fund's (File No. 002-93601) Post Effective Amendment No. 66.

(h) Not applicable.

(i) Legal Opinion of Willkie Farr & Gallagher for each Select Portfolio, dated April 28, 2006, is filed herein as Exhibit (i).

(j) Consent of PricewaterhouseCoopers LLP, dated April 26, 2006, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for each Select Portfolio except Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios are incorporated herein by reference to Exhibits m(1)(1-39) of Post-Effective Amendments No. 72.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Networking and Infrastructure Portfolio, is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 70.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 74.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio, is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 70.

(n) Not applicable.

(p) (1) Code of Ethics, dated March 2006, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Massachusetts Municipal Trust (File No. 811-03361) Post-Effective Amendment No. 46.

(2) Code of Ethics, dated January 1, 2005, adopted by Fidelity International Limited (FIL), Fidelity Investments Japan Limited, Fidelity International Investment Advisors, and Fidelity International Investment Advisors (U.K.) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMR, FMRC, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of Fidelity Employer Service Co. (FESCO) (2005), and President and a Director of Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (2005).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005); Director and Chief Operating Officer of FMR Corp.
Stephen P. Jonas	Executive Director of FMR and FMRC (2005); Director of FIMM (2005), and FMR Corp.; Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FRAC and Fidelity Management & Research (U.K.) Inc. (FMR U.K.); Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Burke	Vice President of FMR (2004).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR.

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMR and FMRC (2003).

Scott E. DeSano	Previously served as Senior Vice President of FMR and FMRC (2005).

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Previously served as Vice President of FMR, FMRC, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Vice President of FMR and FMRC (2004).

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMR and FMRC (2005).

Robert Scott Feldman	Vice President of FMR and FMRC (2003).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC); Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp.
Christopher J. Goudie	Vice President of FMR and FMRC (2004).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Vice President of the Select and Asset Allocation funds advised by FMR.

Bart A. Grenier	Previously served as Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMR and FMRC (2003).

Karen Hammond

Executive Vice President of FMR (2005); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003).

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Previously served as Executive Vice President of FMR (2006).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Vice President of FMR and FMRC (2003).

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and funds advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Rajiv Kaul	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.
Jonathan Kelly	Vice President of FMR and FMRC (2003).
William Kennedy	Vice President of FMR, FMRC, and a fund advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMR and FMRC (2005).

Maxime Lemieux	Vice President of FMR, FMRC, and a fund advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and funds advised by FMR.

Douglas Lober	Vice President of FMR and FMRC (2003).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Vice President of FMR and FMRC (2004).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).
Charles S. Morrison	Vice President of FMR and Bond funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Christine Reynolds	Vice President of FMR (2003); President and Treasurer of funds advised by FMR (2004); Anti-Money Laundering Officer (2004).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005); Chief Financial Officer and Executive Vice President of FMR Corp. (2005).

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR, FMRC, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Nicholas E. Steck	Vice President of FMR (2003); Compliance Officer of FMR U.K., FRAC, Strategic Advisers, Inc. (2005), and FMR Corp.

Susan Sturdy	Assistant Secretary of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMR and FMRC (2004).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FMRC, FMR, FRAC, and FIMM ; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMRC, FMR, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Peter S. Lynch	Vice Chairman and Director of FMRC and FMR and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).

Robert L. Reynolds	President and Director of FMRC, FMR, and FIMM (2005); Director and Chief Operating Officer of FMR Corp.

Stephen P. Jonas	Executive Director of FMRC and FMR (2005); Director of FIMM (2005), and FMR Corp.; Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMRC, FMR, and funds advised by FMR.

Paul Antico	Vice President of FMRC, FMR, and a fund advised by FMR.

Ramin Arani	Vice President of FMRC, FMR, and a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and a fund advised by FMR.
David Bagnani	Vice President of FMRC and FMR (2004).

Robert Bertelson	Vice President of FMRC, FMR, and a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; President and Director of FRAC and FMR U.K.; Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMRC, FMR, and funds advised by FMR.

Steven Calhoun	Vice President of FMRC, FMR (2005), and funds advised by FMR.

John H. Carlson	Senior Vice President of FMRC and FMR (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2003).

James Catudal	Vice President of FMRC, FMR, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMRC, FMR and funds advised by FMR.

C. Robert Chow	Vice President of FMRC, FMR, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMRC and FMR (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).
Timothy Cohen	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMRC and FMR (2003); Previously served as Vice President of FMRC and FMR (2003).

Michael Connolly	Vice President of FMRC and FMR.

Matthew Conti	Vice President of FMRC, FMR (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMRC and FMR (2003).

Scott E. DeSano	Previously served as Senior Vice President of FMRC and FMR (2005).

Penelope Dobkin	Vice President of FMRC, FMR, and a fund advised by FMR.

Julie Donovan	Vice President of FMRC and FMR (2003).

Walter C. Donovan	Executive Vice President of FMRC and FMR (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMRC and FMR (2005).

Bettina Doulton	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and funds advised by FMR.

William Eigen	Previously served as Vice President of FMRC, FMR, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Vice President of FMRC and FMR (2004).

Bahaa Fam	Vice President of FMRC, FMR, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMRC and FMR (2005).

Robert Scott Feldman	Vice President of FMRC and FMR (2003).

Richard B. Fentin	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMRC and FMR (2005).

Karen Firestone	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMRC, FMR and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp.

Christopher J. Goudie	Vice President of FMRC and FMR (2004).

Boyce I. Greer	Executive Vice President of FMRC and FMR (2005); Vice President of the Select and Asset Allocation funds advised by FMR.
Bart A. Grenier	Previously served as Senior Vice President of FMRC and FMR, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMRC and FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp.(2005); Executive Vice President of FMR (2005).

Brian J. Hanson	Vice President of FMRC, FMR (2004), and funds advised by FMR.
James Harmon	Vice President of FMRC, FMR, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMRC and FMR (2003).

Ian Hart	Vice President of FMRC, FMR and funds advised by FMR.

Timothy Heffernan	Vice President of FMRC and FMR (2003).

Thomas Hense	Vice President of FMRC and FMR.

Cesar Hernandez	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMRC, FMR, and funds advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.
Michael T. Jenkins	Vice President of FMRC and FMR (2004).

Rajiv Kaul	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Jonathan Kelly	Vice President of FMRC and FMR (2003).

William Kennedy	Vice President of FMRC, FMR, and funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and funds advised by FMR.

Harley Lank	Vice President of FMRC, FMR, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMRC and FMR (2005).

Maxime Lemieux	Vice President of FMRC, FMR, and a fund advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and funds advised by FMR.

Douglas Lober	Vice President of FMRC and FMR (2003).

Robert B. MacDonald	Previously served as Vice President of FMRC and FMR (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Kevin McCarey	Vice President of FMRC, FMR, and funds advised by FMR.

Christine McConnell	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMRC and FMR and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and a fund advised by FMR.
Peter J. Millington	Vice President of FMRC and FMR (2004).

Jeffrey Mitchell	Vice President of FMRC and FMR (2003).

Eric M. Mollenhauer	Vice President of FMRC and FMR (2004).
Mark Notkin	Vice President of FMRC, FMR, and funds advised by FMR.
Scott Offen	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Shep Perkins	Vice President of FMRC (2004).
Stephen Petersen	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John R. Porter	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Keith Quinton	Vice President of FMRC, FMR, and funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Larry Rakers	Vice President of FMRC, FMR, and funds advised by FMR.

Kenneth A. Rathgeber	Chief Compliance Officer of FMRC, FMR, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMRC and FMR; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Louis Salemy	Vice President of FMRC, FMR, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Peter Saperstone	Vice President of FMRC, FMR, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Thomas T. Soviero	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Robert E. Stansky	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Susan Sturdy	Assistant Secretary of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMRC and FMR.

Victor Thay	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMRC, FMR, and Vice President of a fund advised by FMR.

Matthew C. Torrey	Vice President of FMRC and FMR (2004).
Jennifer Uhrig	Vice President of FMRC and funds advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMRC and FMR.

Robert B. Von Rekowsky	Vice President of FMRC, FMR (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and funds advised by FMR.

Steven S. Wymer	Vice President of FMRC and a fund advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMRC and FMR (2004).

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Simon Fraser

Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Previously served as Director and President of Fidelity International Investment Advisors (FIIA) (2005), Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L) (2005), and Senior Vice President of FMR U.K. (2003).

Philip Bullen

President and Director of FMR U.K. and FRAC; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Andrew Flaster	Compliance Officer of FMR U.K.
Jay Freedman	Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Karen Hammond

Previously served as Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR U.K., FMR, FMRC, FRAC, FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FMR U.K., FRAC, and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FMR U.K., FRAC, Strategic Advisers, Inc. (2005) and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FRAC, FMR, FMRC, and FIMM; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Philip Bullen

President and Director of FRAC and FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Jay Freedman	Secretary of FRAC, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.
Karen Hammond

Previously served as Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM, Vice President of FRAC, FMR U.K., FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FRAC, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FRAC, FMR U.K., and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FRAC, FMR U.K., Strategic Advisers, Inc. (2005) and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Billy W. Wilder	Previously served as Vice President of FRAC; Representative Director and President of Fidelity Investments Japan Limited (FIJ)(2004).

JS Wynant	Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR and FMRC.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FIMM, FMR, FMRC, and FRAC; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FIMM, FMR, and FMRC (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Robert L. Reynolds	President and Director of FIMM, FMR, and FMRC (2005); Director and Chief Operating Officer of FMR Corp.

Stephen P. Jonas	Director of FIMM (2005), and FMR Corp.; Executive Director of FMR and FMRC (2005); Senior Vice President of funds advised by FMR.

Dwight D. Churchill	Senior Vice President of FIMM; Executive Vice President of FMR and FMRC (2005); Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Jay Freedman	Secretary of FIMM, FMR U.K., FRAC, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Stanley N. Griffith	Previously served as Assistant Secretary of FIMM, and Assistant Vice President of Fixed-Income funds advised by FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FRAC, Vice President of FIMM, FMR U.K., FRAC, and Strategic Advisers, Inc. and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Michael Kearney	Assistant Treasurer of FIMM (2005).

Charles S. Morrison	Senior Vice President of FIMM (2003); Vice President of FMR and Bond funds advised by FMR; Previously served as Vice President of FIMM (2003).

David L. Murphy

Senior Vice President of FIMM (2003); Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Previously served as Vice President of FIMM (2003) and FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FIMM, FMR, FMRC, FMR U.K., FRAC, and Strategic Advisers, Inc. (2005).

Eric D. Roiter

Assistant Secretary of FIMM, FMR U.K., and FRAC; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Thomas J. Silvia	Senior Vice President of FIMM (2005); Vice President of Fixed-Income funds advised by FMR.

Susan Sturdy	Assistant Secretary of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FRAC; Vice President of FMR and FMRC.

(6) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President (2005) and Director (2002) of FIIA; President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005).

Simon Fraser

Previously served as Director and President of FIIA (2005), Director and Chief Executive Officer of FIIA(U.K.)L (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Brett Goodin	Director of FIIA.

Simon M. Haslam	Director of FIIA and FIJ.

Matthew Heath	Previously served as Secretary of FIIA (2004).

David Holland	Previously served as Director and Vice President of FIIA (2006); Director of FIJ (2005).

Kathryn Matthews	Director of FIIA (2005).

Samantha Miller	Previously served as HK Compliance Officer of FIIA (2005).

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Peter Phillips	Director of FIIA.

Rosalie Powell	Assistant Secretary of FIIA.

David J. Saul	Director of FIIA.

Graham Seed	Secretary of FIIA (2004).
Andrew Steward	Chief Financial Officer of FIIA; Director of FIIA(U.K.)L and FIGEST (2004).
Robert Stewart	Director of FIIA (2004).
Ann Stock	Chief Compliance Officer of FIIA (2005); Director of FIIA(U.K.)L (2003).

Andrew Wells	Director of FIIA (2005).

Nigel White	Previously served as Chief Compliance Officer of FIIA (2005).

(7) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005); President (2005) and Director (2002) of FIIA.
Gareth Adams	Previously served as Director of FIIA(U.K.)L (2003).

Simon Fraser

Previously served as Director and Chief Executive Officer of FIIA(U.K.)L (2005), Director and President of FIIA (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Ian Jones	Chief Compliance Officer of FIIA(U.K.)L (2004).

Andrew Steward	Director of FIIA(U.K.)L and FIGEST (2004); Chief Financial Officer of FIIA.

Ann Stock	Director of FIIA(U.K.)L (2003); Chief Compliance Officer of FIIA (2005).

Richard Wane	Director of FIIA(U.K.)L (2003).

(8) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer of FIJ (2006); Director of FIJ (2006) and FIGEST (2004).
John Ford	Director of FIJ (2006).
Simon M. Haslam	Director of FIJ and FIIA.
Yoshito Hirata	Previously served as President (2005), Representative Director (2005), Representative Executive Officer (2006), and Head of Compliance and Legal (2004) of FIJ.

David Holland	Director of FIJ (2005); Previously served as Director and Vice President of FIIA (2006).

Yasuo Kuramoto	Previously served as Director and Vice Chairman of FIJ (2005).

Jonathan O'Brien	Previously served as Representative Director of FIJ (2004).

Takeshi Okazaki	Director and Executive Officer of FIJ (2005); Previously served as Head of Institutional Sales of FIJ (2005).

Yoshishige Saigusa	Director and Executive Officer of FIJ (2005).

Billy W. Wilder	Previously served as President and Representative Director of FIJ and Vice President of FRAC (2004).

Hiroshi Yamashita	Previously served as Director (2006) and Counselor of FIJ (2005).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Mori Building, 19th Floor
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Assistant Secretary of funds advised by FMR.
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
Craig Huntley	Executive Vice President (2006)	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of each Select equity portfolio in connection with repurchase agreement transactions.

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 82 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of April 2006.

Fidelity Select Portfolios
	By	/s/Christine Reynolds
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Christine Reynolds, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Christine Reynolds		President and Treasurer	April 28, 2006
Christine Reynolds		(Principal Executive Officer)

/s/Paul M. Murphy		Chief Financial Officer	April 28, 2006
Paul M. Murphy		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	April 28, 2006
Edward C. Johnson 3d

/s/Dennis J. Dirks	*	Trustee	April 28, 2006
Dennis J. Dirks

/s/Robert M. Gates	*	Trustee	April 28, 2006
Robert M. Gates

/s/George H. Heilmeier	*	Trustee	April 28, 2006
George H. Heilmeier

/s/ Stephen P. Jonas		Trustee	April 28, 2006
Stephen P. Jonas

/s/Marie L. Knowles	*	Trustee	April 28, 2006
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	April 28, 2006
Ned C. Lautenbach

/s/William O. McCoy	*	Trustee	April 28, 2006
William O. McCoy

/s/Robert L. Reynolds	*	Trustee	April 28, 2006
Robert L. Reynolds

/s/Cornelia M. Small	*	Trustee	April 28, 2006
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	April 28, 2006
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	April 28, 2006
Kenneth L. Wolfe

(dagger)Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 1, 2005 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Craig S. Tyle, Margery K. Neale and Karen H. McMillan, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2005.

WITNESS our hands on this first day of January 2005.

/s/Laura B. Cronin	/s/Marvin L. Mann
Laura B. Cronin	Marvin L. Mann
/s/Dennis J. Dirks	/s/William O. McCoy
Dennis J. Dirks	William O. McCoy
/s/Robert M. Gates	/s/Robert L. Reynolds
Robert M. Gates	Robert L. Reynolds
/s/George H. Heilmeier	/s/Cornelia M. Small
George H. Heilmeier	Cornelia M. Small
/s/Abigail P. Johnson	/s/William S. Stavropoulos
Abigail P. Johnson	William S. Stavropoulos
/s/Marie L. Knowles	/s/Kenneth L. Wolfe
Marie L. Knowles	Kenneth L. Wolfe
/s/Ned C. Lautenbach
Ned C. Lautenbach

POWER OF ATTORNEY

I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Barry P. Barbash, Sarah A. Bessin, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after November 14, 2002.

WITNESS my hand on this fourteenth day of November, 2002.

/s/Eric D. Roiter
Eric D. Roiter